FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Retirement Builder Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Retirement Builder Variable Annuity Account indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Retirement Builder Variable Annuity Account as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Global Thematic Growth Class B Shares (1)	Invesco V.I. International Growth Series II Shares (1)
AB Growth and Income Class B Shares (1)	Invesco V.I. Main Street Series I Shares (1)
AB Large Cap Growth Class B Shares (1)	Invesco V.I. Main Street Series II Shares (1)
Allspring VT International Equity Class 1 Shares (1)	Invesco V.I. Main Street Mid Cap Series II Shares (1)
Allspring VT International Equity Class 2 Shares (1)	Invesco V.I. Main Street Small Cap Series II Shares (1)
Allspring VT Omega Growth Class 1 Shares (1)	Janus Henderson - Balanced Service Shares (1)
Allspring VT Omega Growth Class 2 Shares (1)	Janus Henderson - Enterprise Service Shares (1)
Allspring VT Opportunity Class 1 Shares (1)	Janus Henderson - Forty Service Shares (1)
Allspring VT Opportunity Class 2 Shares (1)	Janus Henderson - Global Research Service Shares (1)
Allspring VT Small Cap Growth Class 1 Shares (1)	Janus Henderson - Mid Cap Value Service Shares (1)
Allspring VT Small Cap Growth Class 2 Shares (1)	Janus Henderson - Overseas Service Shares (1)
BNY Mellon Stock Index Initial Shares (1)	Janus Henderson - Research Service Shares (1)
BNY Mellon Stock Index Service Shares (1)	JPMorgan Insurance Trust Core Bond Class 1 Shares (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)
BNY Mellon VIF Appreciation Initial Shares (1)	JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)
BNY Mellon VIF Government Money Market (1)	MFS® Core Equity Initial Class (1)
BNY Mellon VIF Growth and Income Initial Shares (1)	MFS® Growth Initial Class (1)
BNY Mellon VIF Opportunistic Small Cap Initial Shares (1)	MFS® Growth Service Class (1)
Columbia - Dividend Opportunity Class 1 Shares (1)	MFS® Massachusetts Investors Growth Stock Initial Class (1)
Columbia - Income Opportunity Class 1 Shares (1)	MFS® Massachusetts Investors Growth Stock Service Class (1)
Columbia - Large Cap Growth Class 1 Shares (1)	MFS® New Discovery Initial Class (1)
Columbia - Mid Cap Growth Class 1 Shares (1)	MFS® New Discovery Service Class (1)
Columbia - Overseas Core Class 2 Shares (1)	MFS® Research Initial Class (1)
Columbia - Select Mid Cap Value Class 1 Shares (1)	MFS® Research Service Class (1)
Columbia - Small Cap Value Class 1 Shares (1)	MFS® Total Return Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	MFS® Total Return Service Class (1)
Columbia - Strategic Income Class 1 Shares (1)	MFS® Total Return Bond Initial Class (1)
CTIVP® - Loomis Sayles Growth Class 1 Shares (1)	MFS® Total Return Bond Service Class (1)
Davis Value (1)	MFS® Utilities Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	MFS® Utilities Service Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	MS VIF Global Franchise Class II Shares (1)
Federated Hermes Kaufmann II Primary Shares (1)	Putnam VT Diversified Income Class IB Shares (1)
Federated Hermes Kaufmann II Service Shares (1)	Putnam VT Focused International Equity Class IB Shares (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Putnam VT George Putnam Balanced Class IB Shares (1)
Federated Hermes Managed Volatility II Service Shares (1)	Putnam VT Global Health Care Class IB Shares (1)
Federated Hermes Quality Bond II Primary Shares (1)	Putnam VT Government Money Market Class IB Shares (1)
Fidelity® VIP Asset Manager Initial Class (1)	Putnam VT Growth Opportunities Class IB Shares (1)
Fidelity® VIP Asset Manager: Growth Initial Class (1)	Putnam VT Income Class IB Shares (1)
Fidelity® VIP Balanced Initial Class (1)	Putnam VT International Equity Class IB Shares (1)
Fidelity® VIP Balanced Service Class 2 (1)	Putnam VT Large Cap Value Class IB Shares (1)
Fidelity® VIP Contrafund® Initial Class (1)	Putnam VT Multi-Cap Core Class IB Shares (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	Putnam VT Research Class IB Shares (1)
Fidelity® VIP Equity-Income Initial Class (1)	Putnam VT Sustainable Leaders Class IB Shares (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Aegon High Yield Bond Initial Class (1)
Fidelity® VIP Government Money Market Initial Class (1)	TA Aegon High Yield Bond Service Class (1)
Fidelity® VIP Government Money Market Service Class 2 (1)	TA Aegon Sustainable Equity Income Initial Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Aegon Sustainable Equity Income Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Aegon U.S. Government Securities Initial Class (1)
Fidelity® VIP Growth & Income Initial Class (1)	TA Aegon U.S. Government Securities Service Class (1)
Fidelity® VIP Growth & Income Service Class 2 (1)	TA BlackRock Global Real Estate Securities Initial Class (1)
Fidelity® VIP Growth Opportunities Initial Class (1)	TA BlackRock Global Real Estate Securities Service Class (1)
Fidelity® VIP Growth Opportunities Service Class (1)	TA BlackRock Government Money Market Initial Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA BlackRock Government Money Market Service Class (1)
Fidelity® VIP High Income Initial Class (1)	TA BlackRock iShares Edge 40 Initial Class (1)
Fidelity® VIP High Income Service Class (1)	TA BlackRock iShares Edge 40 Service Class (1)
Fidelity® VIP High Income Service Class 2 (1)	TA International Focus Initial Class (1)
Fidelity® VIP Index 500 Initial Class (1)	TA International Focus Service Class (1)
Fidelity® VIP Index 500 Service Class 2 (1)	TA Janus Mid-Cap Growth Initial Class (1)
Fidelity® VIP Investment Grade Bond Initial Class (1)	TA Janus Mid-Cap Growth Service Class (1)
Fidelity® VIP Investment Grade Bond Service Class 2 (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
Fidelity® VIP Overseas Initial Class (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
Franklin Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Franklin Rising Dividends Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
Franklin Small Cap Value Class 2 Shares (1)	TA JPMorgan Core Bond Initial Class (1)
Franklin Small-Mid Cap Growth Class 2 Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
Franklin Templeton Developing Markets Class 2 Shares (1)	TA JPMorgan Enhanced Index Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA JPMorgan International Moderate Growth Initial Class (1)
Invesco V.I. American Franchise Series I Shares (1)	TA JPMorgan International Moderate Growth Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA JPMorgan Mid Cap Value Initial Class (1)
Invesco V.I. American Value Series II Shares (2)	TA JPMorgan Tactical Allocation Initial Class (1)
Invesco V.I. Capital Appreciation Series I Shares (1)	TA JPMorgan Tactical Allocation Service Class (1)
Invesco V.I. Capital Appreciation Series II Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Invesco V.I. Comstock Series II Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Invesco V.I. Conservative Balanced Series I Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Invesco V.I. Conservative Balanced Series II Shares (1)	TA Multi-Managed Balanced Service Class (1)
Invesco V.I. Core Equity Series I Shares (1)	TA PIMCO Total Return Initial Class (1)
Invesco V.I. Core Equity Series II Shares (1)	TA PIMCO Total Return Service Class (1)
Invesco V.I. Discovery Mid Cap Growth Series II Shares (3)	TA Small/Mid Cap Value Initial Class (1)
Invesco V.I. Equity and Income Series II Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. Global Series I Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Invesco V.I. Global Series II Shares (1)	TA TS&W International Equity Initial Class (1)
Invesco V.I. Global Strategic Income Series I Shares (1)	TA TS&W International Equity Service Class (1)
Invesco V.I. Global Strategic Income Series II Shares (1)	TA WMC US Growth Initial Class (1)
Invesco V.I. Government Securities Series I Shares (1)	TA WMC US Growth Service Class (1)
Invesco V.I. Government Securities Series II Shares (1)	Wanger USA (1)
Invesco V.I. International Growth Series I Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2021 and 2020
(2)	Statements of operations and changes in net assets for the period April 30, 2021 (commencement of operations) through December 31, 2021
(3)	Statements of operations and changes in net assets for the year ended December 31, 2021 and the period April 30, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Retirement Builder Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Retirement Builder Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Retirement Builder Variable Annuity Account since 2014.

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Global Thematic Growth Class B Shares	25,915.392	$660,210	$1,135,094	$(10)	$1,135,084	594,713	$1.254795	$23.943397
AB Growth and Income Class B Shares	69,401.493	2,037,097	2,506,782	(36)	2,506,746	860,559	2.814219	16.818143
AB Large Cap Growth Class B Shares	38,095.992	1,882,106	3,263,684	(37)	3,263,647	853,726	3.292760	29.133305
Allspring VT International Equity Class 1 Shares	302,626.620	650,313	593,148	7	593,155	285,726	1.488731	2.334645
Allspring VT International Equity Class 2 Shares	17,822.550	39,931	36,180	(7)	36,173	14,914	2.157121	11.765112
Allspring VT Omega Growth Class 1 Shares	40,048.918	1,159,749	1,750,138	3	1,750,141	268,199	3.751179	7.362704
Allspring VT Omega Growth Class 2 Shares	8,318.923	230,082	346,816	11	346,827	41,559	7.557696	26.547682
Allspring VT Opportunity Class 1 Shares	52,355.673	1,332,703	1,830,354	10	1,830,364	491,012	3.365114	3.820830
Allspring VT Opportunity Class 2 Shares	3,758.625	97,756	132,078	4	132,082	36,202	3.449653	19.255773
Allspring VT Small Cap Growth Class 1 Shares	148,133.104	1,484,936	2,186,445	12	2,186,457	468,202	3.262868	4.921066
Allspring VT Small Cap Growth Class 2 Shares	11,837.170	121,701	166,194	(3)	166,191	36,379	4.215512	23.565480
BNY Mellon Stock Index Initial Shares	25,637.072	1,202,209	1,994,821	(34)	1,994,787	397,057	4.388053	5.130408
BNY Mellon Stock Index Service Shares	288.662	16,271	22,516	(1)	22,515	6,286	3.581645	4.590175
BNY Mellon Sustainable U.S. Equity Initial Shares	3,954.043	138,549	229,651	28	229,679	90,555	2.536345	20.242978
BNY Mellon VIF Appreciation Initial Shares	48,475.812	1,909,326	2,604,121	(10)	2,604,111	475,862	5.040392	22.074158
BNY Mellon VIF Government Money Market	893,543.500	893,544	893,544	(31)	893,513	849,145	0.727480	1.079862
BNY Mellon VIF Growth and Income Initial Shares	26,863.268	748,335	1,116,975	(19)	1,116,956	250,827	4.453014	19.960833
BNY Mellon VIF Opportunistic Small Cap Initial Shares	28,982.852	1,249,614	1,674,339	(10)	1,674,329	532,421	3.135157	14.770080
Columbia - Dividend Opportunity Class 1 Shares	23,628.412	412,184	892,209	(11)	892,198	364,669	2.123938	15.037048
Columbia - Income Opportunity Class 1 Shares	177,890.182	1,377,192	1,303,935	18	1,303,953	958,319	1.236652	1.399421
Columbia - Large Cap Growth Class 1 Shares	122,485.009	1,563,625	4,648,306	48	4,648,354	1,659,549	2.638985	2.861248
Columbia - Mid Cap Growth Class 1 Shares	27,827.957	469,284	1,458,463	(14)	1,458,449	470,769	2.833010	3.206083
Columbia - Overseas Core Class 2 Shares	97,496.562	1,266,896	1,460,498	(4)	1,460,494	1,037,491	1.323176	1.434646
Columbia - Select Mid Cap Value Class 1 Shares	7,387.588	119,795	272,454	1	272,455	93,830	2.483472	16.134159
Columbia - Small Cap Value Class 1 Shares	46,797.108	760,969	971,040	(22)	971,018	234,137	1.702384	13.950418
Columbia - Small Company Growth Class 1 Shares	1,569.345	27,365	38,276	5	38,281	6,640	3.725665	26.000093
Columbia - Strategic Income Class 1 Shares	172,135.111	730,132	731,574	2	731,576	330,561	1.853973	11.246248
CTIVP® - Loomis Sayles Growth Class 1 Shares	65,180.250	1,482,076	3,828,688	34	3,828,722	1,460,926	2.460677	2.667924
Davis Value	417,226.910	3,675,913	3,746,698	(29)	3,746,669	1,165,845	2.827738	4.313955
Federated Hermes Government Money II Service Shares	3,370,716.140	3,370,716	3,370,716	(83)	3,370,633	3,621,544	0.831311	9.145649
Federated Hermes High Income Bond II Primary Shares	290,663.771	1,818,438	1,857,341	19	1,857,360	651,983	1.453424	11.549945
Federated Hermes Kaufmann II Primary Shares	90,759.828	1,677,939	2,206,371	15	2,206,386	356,018	3.751827	20.550105
Federated Hermes Kaufmann II Service Shares	81,597.241	1,410,956	1,827,778	(6)	1,827,772	380,725	4.196448	20.082467
Federated Hermes Managed Volatility II Primary Shares	64,093.934	638,174	826,812	(8)	826,804	354,525	2.012205	13.638068
Federated Hermes Managed Volatility II Service Shares	29,834.844	314,220	384,869	(1)	384,868	304,573	1.231635	12.627302
Federated Hermes Quality Bond II Primary Shares	14,806.574	159,902	166,722	11	166,733	95,476	1.497656	10.648663
Fidelity® VIP Asset Manager Initial Class	63,905.544	978,722	1,171,389	25	1,171,414	337,969	1.455320	14.242816
Fidelity® VIP Asset Manager: Growth Initial Class	22,823.340	390,295	556,433	(13)	556,420	149,185	1.426599	3.792894
Fidelity® VIP Balanced Initial Class	120,915.659	2,190,666	3,057,957	(19)	3,057,938	634,822	2.105323	4.935933
Fidelity® VIP Balanced Service Class 2	16,585.645	294,153	406,680	(3)	406,677	120,245	3.033623	17.432950
Fidelity® VIP Contrafund® Initial Class	206,885.734	7,085,921	11,244,240	1	11,244,241	1,114,031	3.472760	10.444803
Fidelity® VIP Contrafund® Service Class 2	204,022.279	7,423,160	10,713,210	35	10,713,245	2,266,767	3.399427	22.971890

See accompanying notes	2

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Fidelity® VIP Equity-Income Initial Class	153,738.311	$3,398,235	$4,020,257	$1	$4,020,258	813,250	$1.988676	$15.368959
Fidelity® VIP Equity-Income Service Class 2	260,352.490	5,528,956	6,579,107	39	6,579,146	2,068,225	2.379044	16.145043
Fidelity® VIP Government Money Market Initial Class	470,231.090	470,231	470,231	15	470,246	389,779	0.626029	9.252338
Fidelity® VIP Government Money Market Service Class 2	231,157.960	231,158	231,158	(4)	231,154	232,271	0.837644	1.017759
Fidelity® VIP Growth Initial Class	85,157.904	5,737,929	8,722,724	12	8,722,736	1,012,162	2.595488	9.016273
Fidelity® VIP Growth Service Class 2	31,240.594	2,052,664	3,105,940	73	3,106,013	730,905	3.459425	29.430778
Fidelity® VIP Growth & Income Initial Class	132,002.636	2,560,376	3,461,109	9	3,461,118	662,390	1.900797	5.503399
Fidelity® VIP Growth & Income Service Class 2	13,417.709	240,759	341,078	19	341,097	109,674	2.924568	16.207302
Fidelity® VIP Growth Opportunities Initial Class	50,917.541	1,909,889	4,035,215	15	4,035,230	487,969	3.196985	8.479289
Fidelity® VIP Growth Opportunities Service Class	33,657.251	1,434,865	2,660,942	31	2,660,973	332,185	7.075334	9.362268
Fidelity® VIP Growth Opportunities Service Class 2	11,239.221	394,156	872,388	43	872,431	135,133	4.704205	34.772619
Fidelity® VIP High Income Initial Class	188,928.535	1,007,284	991,875	(12)	991,863	441,389	1.150581	11.322102
Fidelity® VIP High Income Service Class	128,824.912	697,604	671,178	1	671,179	272,039	1.188969	2.695943
Fidelity® VIP High Income Service Class 2	62,018.954	322,163	311,955	27	311,982	144,101	1.877992	11.200006
Fidelity® VIP Index 500 Initial Class	46,831.620	9,410,865	21,929,843	67	21,929,910	3,275,382	2.270055	20.274723
Fidelity® VIP Index 500 Service Class 2	4,150.423	1,103,849	1,917,288	44	1,917,332	351,361	4.113619	20.022398
Fidelity® VIP Investment Grade Bond Initial Class	361,964.276	4,682,743	4,832,223	(7)	4,832,216	2,138,193	1.135161	10.987526
Fidelity® VIP Investment Grade Bond Service Class 2	55,937.273	713,889	726,066	5	726,071	380,060	1.290147	10.856339
Fidelity® VIP Mid Cap Initial Class	109,017.590	3,737,631	4,488,254	(6)	4,488,248	426,831	2.975195	11.381125
Fidelity® VIP Mid Cap Service Class 2	213,963.079	7,118,918	8,428,006	(20)	8,427,986	1,490,531	2.386685	17.342047
Fidelity® VIP Overseas Initial Class	36,301.424	719,893	1,062,906	(6)	1,062,900	322,445	1.313447	17.451752
Fidelity® VIP Value Strategies Service Class 2	170,890.717	2,322,189	2,835,077	(41)	2,835,036	703,899	2.693706	17.627697
Franklin Income Class 2 Shares	15,632.210	233,782	261,996	(7)	261,989	139,763	1.804049	13.444565
Franklin Mutual Shares Class 2 Shares	187,183.101	3,318,344	3,593,916	(77)	3,593,839	1,321,564	1.650582	12.736496
Franklin Rising Dividends Class 2 Shares	51,798.266	1,331,981	1,834,695	(6)	1,834,689	357,083	2.195533	5.553375
Franklin Small Cap Value Class 2 Shares	69,139.489	1,080,780	1,212,707	15	1,212,722	235,538	2.598508	14.020662
Franklin Small-Mid Cap Growth Class 2 Shares	293,988.089	5,230,180	6,582,393	8	6,582,401	1,311,374	2.932715	22.465094
Franklin Templeton Developing Markets Class 2 Shares	50,834.818	444,609	542,408	(16)	542,392	190,135	1.052710	4.084632
Franklin Templeton Foreign Class 2 Shares	128,805.855	1,749,848	1,750,472	10	1,750,482	1,069,041	1.038450	10.739356
Invesco V.I. American Franchise Series I Shares	30,340.014	1,725,717	2,689,035	1	2,689,036	722,186	3.512808	23.272769
Invesco V.I. American Franchise Series II Shares	4,171.548	219,937	346,405	41	346,446	95,040	3.187042	24.444696
Invesco V.I. American Value Series II Shares	14,165.023	265,963	281,742	1	281,743	26,888	10.374974	10.520734
Invesco V.I. Capital Appreciation Series I Shares	123,634.045	6,930,187	10,120,683	(114)	10,120,569	1,879,970	3.908330	23.824294
Invesco V.I. Capital Appreciation Series II Shares	8,813.765	486,047	701,399	(17)	701,382	155,307	3.310534	23.530414
Invesco V.I. Comstock Series II Shares	65,449.777	1,120,099	1,377,718	8	1,377,726	413,483	2.882594	14.654392
Invesco V.I. Conservative Balanced Series I Shares	69,679.633	1,037,461	1,291,860	(10)	1,291,850	571,933	1.520856	2.533823
Invesco V.I. Conservative Balanced Series II Shares	2,367.476	33,631	43,206	(3)	43,203	21,149	1.834308	13.467518
Invesco V.I. Core Equity Series I Shares	217,368.790	7,047,769	8,214,367	(58)	8,214,309	2,172,426	2.589331	16.722333
Invesco V.I. Core Equity Series II Shares	36,071.022	1,147,999	1,355,188	(26)	1,355,162	437,969	1.715809	16.637654
Invesco V.I. Discovery Mid Cap Growth Series II Shares	2,122.329	156,871	220,213	1	220,214	12,651	17.054945	17.466507
Invesco V.I. Equity and Income Series II Shares	159,763.135	2,704,110	3,283,132	27	3,283,159	1,073,730	1.981996	13.592417
Invesco V.I. Global Series I Shares	42,255.308	1,730,238	2,417,849	41	2,417,890	327,482	2.363155	8.452176

See accompanying notes.	3

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Invesco V.I. Global Series II Shares	2,708.201	$106,073	$152,147	$(15)	$152,132	33,317	$4.080291	$19.729425
Invesco V.I. Global Strategic Income Series I Shares	378,312.066	1,890,696	1 ,683,489	(1)	1,683,488	785,372	1.030268	9.970741
Invesco V.I. Global Strategic Income Series II Shares	115,571.644	595,390	532,785	3	532,788	316,034	0.981179	9.860631
Invesco V.I. Government Securities Series I Shares	29,161.758	348,916	334,777	11	334,788	202,813	1.066330	1.676884
Invesco V.I. Government Securities Series II Shares	24,424.236	284,316	277,704	(3)	277,701	218,358	0.966876	1.422038
Invesco V.I. International Growth Series I Shares	11,601.907	407,846	480,435	(3)	480,432	172,888	1.538214	3.161108
Invesco V.I. International Growth Series II Shares	1,670.044	59,848	68,004	(3)	68,001	17,283	3.389915	14.210857
Invesco V.I. Main Street Series I Shares	128,841.718	3,640,780	4,616,399	(7)	4,616,392	1,048,560	2.602976	4.759613
Invesco V.I. Main Street Series II Shares	17,405.515	485,715	614,067	3	614,070	141,166	3.287174	17.851753
Invesco V.I. Main Street Mid Cap Series II Shares	23,494.443	273,105	294,855	(11)	294,844	87,865	2.719839	14.899637
Invesco V.I. Main Street Small Cap Series II Shares	2,027.968	50,819	62,522	-	62,522	9,154	4.471740	16.279247
Janus Henderson - Balanced Service Shares	66,021.476	2,137,456	3,508,381	(16)	3,508,365	980,576	3.577842	16.819674
Janus Henderson - Enterprise Service Shares	17,466.906	986,924	1,615,514	(15)	1,615,499	582,109	2.482649	21.921560
Janus Henderson - Forty Service Shares	4,570.269	170,269	258,860	8	258,868	56,597	4.573926	26.887777
Janus Henderson - Global Research Service Shares	22,204.570	798,637	1,538,999	20	1,539,019	851,473	1.588738	19.890756
Janus Henderson - Mid Cap Value Service Shares	6,094.594	93,696	111,897	(9)	111,888	37,995	2.022145	12.861419
Janus Henderson - Overseas Service Shares	29,735.938	963,672	1,219,768	(237)	1,219,531	697,382	1.711074	16.294697
Janus Henderson - Research Service Shares	18,025.403	603,518	979,500	(19)	979,481	377,570	2.587821	23.231021
JPMorgan Insurance Trust Core Bond Class 1 Shares	257,742.083	2,779,160	2,922,795	(3)	2,922,792	1,696,730	1.440911	2.206785
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	100,501.147	1,079,233	1,340,685	(1)	1,340,684	287,591	3.521036	6.516944
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	48,857.866	1,510,619	2,240,622	10	2,240,632	595,336	3.478783	4.530909
MFS® Core Equity Initial Class	1,519.848	35,122	49,137	(2)	49,135	20,763	2.348849	20.797146
MFS® Growth Initial Class	75,935.021	3,635,313	6,026,203	(119)	6,026,084	863,429	6.224725	26.399918
MFS® Growth Service Class	20,786.925	909,189	1,553,615	59	1,553,674	204,802	5.113722	26.066606
MFS® Massachusetts Investors Growth Stock Initial Class	2,592.392	49,223	71,472	(2)	71,470	26,643	2.669677	24.463464
MFS® Massachusetts Investors Growth Stock Service Class	58,515.321	1,126,842	1,584,010	7	1,584,017	597,332	2.521581	23.988488
MFS® New Discovery Initial Class	21,986.396	449,051	512,283	(16)	512,267	127,318	3.955653	22.912046
MFS® New Discovery Service Class	25,585.831	447,545	507,623	2	507,625	83,447	3.295522	24.079756
MFS® Research Initial Class	49,783.437	1,357,054	1,921,143	(32)	1,921,111	394,909	3.757844	19.921707
MFS® Research Service Class	36,227.336	1,004,292	1,373,741	(55)	1,373,686	257,596	3.699497	19.673248
MFS® Total Return Initial Class	246,209.188	5,435,772	6,839,691	21	6,839,712	2,094,586	1.993187	3.666711
MFS® Total Return Service Class	111,025.536	2,425,960	3,017,674	(6)	3,017,668	1,155,385	2.260416	14.782921
MFS® Total Return Bond Initial Class	12,343.138	165,296	168,237	(8)	168,229	76,986	2.168800	10.886908
MFS® Total Return Bond Service Class	96,456.915	1,272,301	1,289,629	1	1,289,630	776,692	1.443421	10.674573
MFS® Utilities Initial Class	145,090.031	4,336,834	5,558,399	(2)	5,558,397	952,964	2.922580	15.558977
MFS® Utilities Service Class	26,897.475	796,387	1,010,807	(3)	1,010,804	158,963	3.883811	15.371771
MS VIF Global Franchise Class II Shares	79,045.848	958,518	1,079,766	35	1,079,801	199,773	4.732483	19.454216
Putnam VT Diversified Income Class IB Shares	46,102.167	276,828	243,419	1	243,420	141,695	0.922328	9.586459
Putnam VT Focused International Equity Class IB Shares	40,204.171	543,496	930,325	72	930,397	384,255	2.264378	3.588037
Putnam VT George Putnam Balanced Class IB Shares	57,459.341	560,099	857,868	(12)	857,856	312,864	1.756925	15.903346
Putnam VT Global Health Care Class IB Shares	10,501.230	164,092	196,058	3	196,061	40,015	1.915719	18.394603
Putnam VT Government Money Market Class IB Shares	2,072,026.151	2,072,026	2,072,026	4	2,072,030	2,153,891	0.764819	1.059634

See accompanying notes.	4

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Putnam VT Growth Opportunities Class IB Shares	69,425.380	$626,473	$1,112,195	$38	$1,112,233	306,483	$2.335658	$6.962569
Putnam VT Income Class IB Shares	15,891.881	178,951	163,369	4	163,373	81,267	1.953738	10.549441
Putnam VT International Equity Class IB Shares	6,033.787	80,763	102,936	(13)	102,923	54,934	1.758951	13.862061
Putnam VT Large Cap Value Class IB Shares	112,330.170	2,455,708	3,462,016	(20)	3,461,996	721,598	2.673399	17.656207
Putnam VT Multi-Cap Core Class IB Shares	136.019	2,326	3,478	12	3,490	1,125	3.095180	19.963651
Putnam VT Research Class IB Shares	5,036.979	107,618	177,402	(15)	177,387	42,810	3.761593	20.375477
Putnam VT Sustainable Leaders Class IB Shares	242.114	7,715	11,914	(8)	11,906	1,715	6.826966	24.065680
TA Aegon High Yield Bond Initial Class	551,323.758	4,218,145	4,256,219	14	4,256,233	1,669,256	1.287873	11.883854
TA Aegon High Yield Bond Service Class	48,229.263	375,818	379,564	11	379,575	159,185	2.127112	12.484680
TA Aegon Sustainable Equity Income Initial Class	645,146.185	11,980,350	13,619,036	136	13,619,172	5,136,426	1.888373	12.672080
TA Aegon Sustainable Equity Income Service Class	114,096.981	2,091,601	2,412,010	17	2,412,027	907,393	1.969017	13.307001
TA Aegon U.S. Government Securities Initial Class	200,632.551	2,255,099	2,082,566	(14)	2,082,552	1,358,235	1.244796	10.369412
TA Aegon U.S. Government Securities Service Class	146,435.192	1,707,211	1,578,571	(14)	1,578,557	1,109,314	1.227110	10.904795
TA BlackRock Global Real Estate Securities Initial Class	36,073.004	406,107	475,081	(1)	475,080	128,339	1.808203	14.133048
TA BlackRock Global Real Estate Securities Service Class	20,489.899	242,811	287,678	(1)	287,677	97,831	1.778428	14.856274
TA BlackRock Government Money Market Initial Class	7,962,366.796	7,962,367	7,962,367	(551)	7,961,816	9,374,755	0.723300	9.343551
TA BlackRock Government Money Market Service Class	6,326,387.671	6,326,388	6,326,388	30	6,326,418	6,492,021	0.833901	9.660747
TA BlackRock iShares Edge 40 Initial Class	161,208.751	1,546,059	1,644,329	13	1,644,342	791,754	1.308243	12.409828
TA BlackRock iShares Edge 40 Service Class	42,875.670	408,953	433,902	3	433,905	241,627	1.487200	13.131707
TA International Focus Initial Class	142,665.782	1,253,149	1,536,510	38	1,536,548	745,830	1.448230	12.395766
TA International Focus Service Class	84,447.651	686,483	889,234	(4)	889,230	305,363	1.911411	16.700515
TA Janus Mid-Cap Growth Initial Class	232,933.738	7,261,921	10,372,539	(44)	10,372,495	2,204,248	2.571722	21.197204
TA Janus Mid-Cap Growth Service Class	19,468.596	607,072	815,150	(19)	815,131	184,789	3.558903	22.267623
TA JPMorgan Asset Allocation - Conservative Initial Class	1,085,761.020	11,420,967	12,486,252	-	12,486,252	5,864,348	1.397961	12.877243
TA JPMorgan Asset Allocation - Conservative Service Class	2,107,516.702	21,849,180	23,899,239	77	23,899,316	11,621,815	1.342585	13.519566
TA JPMorgan Asset Allocation - Growth Initial Class	770,819.538	9,041,632	12,101,867	(15)	12,101,852	3,416,858	2.097449	18.475004
TA JPMorgan Asset Allocation - Growth Service Class	750,751.853	8,967,809	11,636,654	(15)	11,636,639	3,369,736	2.390869	18.243975
TA JPMorgan Asset Allocation - Moderate Initial Class	1,780,947.518	20,633,835	24,327,743	(92)	24,327,651	9,844,167	1.479918	13.944355
TA JPMorgan Asset Allocation - Moderate Service Class	4,145,043.825	47,505,617	55,667,939	491	55,668,430	22,462,423	1.917068	13.769347
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,405,224.987	28,906,859	34,803,606	8	34,803,614	12,277,126	1.680686	15.417642
TA JPMorgan Asset Allocation - Moderate Growth Service Class	8,647,763.726	102,635,871	122,884,723	9	122,884,732	45,559,961	2.089673	16.193749
TA JPMorgan Core Bond Initial Class	146,516.229	1,875,081	1,850,500	9	1,850,509	1,095,687	1.008165	1.886605
TA JPMorgan Enhanced Index Initial Class	186,896.877	4,111,404	5,171,437	(42)	5,171,395	1,629,490	2.922282	16.952969
TA JPMorgan Enhanced Index Service Class	28,591.968	557,011	786,565	(4)	786,561	164,878	3.877122	21.378275
TA JPMorgan International Moderate Growth Initial Class	30,579.328	293,332	367,258	8	367,266	234,770	1.413397	14.089938
TA JPMorgan International Moderate Growth Service Class	734,553.693	6,669,394	8,726,498	28	8,726,526	5,567,250	1.359524	14.810079
TA JPMorgan Mid Cap Value Initial Class	82,733.227	1,336,507	1,633,154	10	1,633,164	407,202	2.476513	14.414041
TA JPMorgan Tactical Allocation Initial Class	45,462.657	645,071	709,217	(17)	709,200	358,972	1.263085	12.345877
TA JPMorgan Tactical Allocation Service Class	51,972.887	787,296	859,632	(8)	859,624	488,264	1.348298	12.126246
TA Morgan Stanley Capital Growth Initial Class	600,734.969	13,546,360	17,559,483	141	17,559,624	1,885,806	5.131688	36.938050
TA Morgan Stanley Capital Growth Service Class	86,821.861	2,037,641	2,396,283	41	2,396,324	297,556	6.845516	37.463331
TA Multi-Managed Balanced Initial Class	202,025.806	2,987,131	3,773,842	(7)	3,773,835	1,036,161	2.232378	15.905022

See accompanying notes.	5

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA Multi-Managed Balanced Service Class	1,373,142.975	$19,490,424	$24,977,471	$(37)	$24,977,434	7,514,542	$2.936318	$16.779517
TA PIMCO Total Return Initial Class	829,008.473	9,605,861	9,185,414	10	9,185,424	5,398,369	1.026922	10.747256
TA PIMCO Total Return Service Class	513,357.883	5,901,832	5,631,536	36	5,631,572	3,358,048	1.108493	11.301893
TA Small/Mid Cap Value Initial Class	160,513.321	3,080,870	3,921,340	(13)	3,921,327	410,597	2.156535	19.528428
TA T. Rowe Price Small Cap Initial Class	168,748.471	2,591,230	3,207,908	(5)	3,207,903	721,502	2.972211	14.995265
TA T. Rowe Price Small Cap Service Class	30,820.350	418,071	535,966	18	535,984	107,306	4.158309	19.038003
TA TS&W International Equity Initial Class	57,307.309	767,782	919,209	30	919,239	629,700	1.427205	10.977431
TA TS&W International Equity Service Class	33,219.962	416,199	527,533	(15)	527,518	247,965	1.476622	14.124773
TA WMC US Growth Initial Class	921,674.253	28,031,607	41,899,312	(48)	41,899,264	12,073,568	2.763174	26.098596
TA WMC US Growth Service Class	152,418.433	4,735,916	6,666,782	(7)	6,666,775	1,149,548	4.032715	27.407409
Wanger USA	68,137.541	1,505,872	1,753,860	(71)	1,753,789	364,302	4.071691	18.232503

See accompanying notes.	6

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Global Thematic Growth Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	Allspring VT International Equity Class 1 Shares Subaccount	Allspring VT International Equity Class 2 Shares Subaccount

Net Assets as of December 31, 2019:	$811,760	$2,533,706	$2,492,984	$685,741	$57,959

Investment Income:
Reinvested Dividends	3,841	29,549	-	16,840	1,105
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,979	36,260	38,259	8,410	570

Net Investment Income (Loss)	(9,138)	(6,711)	(38,259)	8,430	535

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	80,833	120,912	220,155	-	-
Realized Gain (Loss) on Investments	34,836	(44,629)	135,566	(170,242)	(30,681)

Net Realized Capital Gains (Losses) on Investments	115,669	76,283	355,721	(170,242)	(30,681)
Net Change in Unrealized Appreciation (Depreciation)	178,805	(58,064)	478,222	177,548	28,630

Net Gain (Loss) on Investment	294,474	18,219	833,943	7,306	(2,051)

Net Increase (Decrease) in Net Assets Resulting from Operations	285,336	11,508	795,684	15,736	(1,516)

Increase (Decrease) in Net Assets from Contract Transactions	(57,358)	49,145	(181,429)	(58,662)	(20,590)

Total Increase (Decrease) in Net Assets	227,978	60,653	614,255	(42,926)	(22,106)

Net Assets as of December 31, 2020:	$1,039,738	$2,594,359	$3,107,239	$642,815	$35,853

Investment Income:
Reinvested Dividends	-	20,103	-	9,227	402
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,454	46,964	46,372	9,642	506

Net Investment Income (Loss)	(16,454)	(26,861)	(46,372)	(415)	(104)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	130,539	-	246,030	-	-
Realized Gain (Loss) on Investments	64,151	141,553	468,264	(139,547)	(1,473)

Net Realized Capital Gains (Losses) on Investments	194,690	141,553	714,294	(139,547)	(1,473)
Net Change in Unrealized Appreciation (Depreciation)	25,508	505,289	98,951	178,738	3,532

Net Gain (Loss) on Investment	220,198	646,842	813,245	39,191	2,059

Net Increase (Decrease) in Net Assets Resulting from Operations	203,744	619,981	766,873	38,776	1,955

Increase (Decrease) in Net Assets from Contract Transactions	(108,398)	(707,594)	(610,465)	(88,436)	(1,635)

Total Increase (Decrease) in Net Assets	95,346	(87,613)	156,408	(49,660)	320

Net Assets as of December 31, 2021:	$1,135,084	$2,506,746	$3,263,647	$593,155	$36,173

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Allspring VT Omega Growth Class 1 Shares Subaccount	Allspring VT Omega Growth Class 2 Shares Subaccount	Allspring VT Opportunity Class 1 Shares Subaccount	Allspring VT Opportunity Class 2 Shares Subaccount	Allspring VT Small Cap Growth Class 1 Shares Subaccount

Net Assets as of December 31, 2019:	$1,491,632	$238,228	$1,598,532	$103,795	$1,497,167

Investment Income:
Reinvested Dividends	-	-	10,680	422	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,136	3,768	22,211	1,405	24,881

Net Investment Income (Loss)	(23,136)	(3,768)	(11,531)	(983)	(24,881)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	124,828	20,232	115,848	7,297	91,759
Realized Gain (Loss) on Investments	72,670	3,873	56,791	1,294	25,366

Net Realized Capital Gains (Losses) on Investments	197,498	24,105	172,639	8,591	117,125
Net Change in Unrealized Appreciation (Depreciation)	398,876	74,403	119,126	10,095	703,675

Net Gain (Loss) on Investment	596,374	98,508	291,765	18,686	820,800

Net Increase (Decrease) in Net Assets Resulting from Operations	573,238	94,740	280,234	17,703	795,919

Increase (Decrease) in Net Assets from Contract Transactions	(194,688)	(12,258)	(150,796)	(8,394)	(92,256)

Total Increase (Decrease) in Net Assets	378,550	82,482	129,438	9,309	703,663

Net Assets as of December 31, 2020:	$1,870,182	$320,710	$1,727,970	$113,104	$2,200,830

Investment Income:
Reinvested Dividends	-	-	4,526	51	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,218	4,879	26,419	1,777	34,437

Net Investment Income (Loss)	(27,218)	(4,879)	(21,893)	(1,726)	(34,437)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	198,127	35,184	90,751	6,165	236,237
Realized Gain (Loss) on Investments	170,890	8,187	130,441	1,832	110,599

Net Realized Capital Gains (Losses) on Investments	369,017	43,371	221,192	7,997	346,836
Net Change in Unrealized Appreciation (Depreciation)	(91,615)	3,284	174,881	19,133	(168,910)

Net Gain (Loss) on Investment	277,402	46,655	396,073	27,130	177,926

Net Increase (Decrease) in Net Assets Resulting from Operations	250,184	41,776	374,180	25,404	143,489

Increase (Decrease) in Net Assets from Contract Transactions	(370,225)	(15,659)	(271,786)	(6,426)	(157,862)

Total Increase (Decrease) in Net Assets	(120,041)	26,117	102,394	18,978	(14,373)

Net Assets as of December 31, 2021:	$1,750,141	$346,827	$1,830,364	$132,082	$2,186,457

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Allspring VT Small Cap Growth Class 2 Shares Subaccount	BNY Mellon Stock Index Initial Shares Subaccount	BNY Mellon Stock Index Service Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount

Net Assets as of December 31, 2019:	$119,814	$1,715,912	$18,009	$265,056	$1,940,214

Investment Income:
Reinvested Dividends	-	26,198	223	2,800	15,565
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,659	22,042	419	3,016	27,381

Net Investment Income (Loss)	(1,659)	4,156	(196)	(216)	(11,816)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,829	102,717	1,049	3,039	162,280
Realized Gain (Loss) on Investments	6,704	72,836	(63)	24,378	44,409

Net Realized Capital Gains (Losses) on Investments	14,533	175,553	986	27,417	206,689
Net Change in Unrealized Appreciation (Depreciation)	49,129	89,175	1,576	15,279	222,649

Net Gain (Loss) on Investment	63,662	264,728	2,562	42,696	429,338

Net Increase (Decrease) in Net Assets Resulting from Operations	62,003	268,884	2,366	42,480	417,522

Increase (Decrease) in Net Assets from Contract Transactions	(12,257)	(90,890)	(1,176)	(109,196)	(124,615)

Total Increase (Decrease) in Net Assets	49,746	177,994	1,190	(66,716)	292,907

Net Assets as of December 31, 2020:	$169,560	$1,893,906	$19,199	$198,340	$2,233,121

Investment Income:
Reinvested Dividends	-	22,490	169	1,665	10,525
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,206	26,544	512	3,062	33,314

Net Investment Income (Loss)	(2,206)	(4,054)	(343)	(1,397)	(22,789)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,532	91,618	906	4,895	226,122
Realized Gain (Loss) on Investments	5,421	360,218	586	5,552	55,359

Net Realized Capital Gains (Losses) on Investments	23,953	451,836	1,492	10,447	281,481
Net Change in Unrealized Appreciation (Depreciation)	(10,866)	22,690	3,449	40,388	281,309

Net Gain (Loss) on Investment	13,087	474,526	4,941	50,835	562,790

Net Increase (Decrease) in Net Assets Resulting from Operations	10,881	470,472	4,598	49,438	540,001

Increase (Decrease) in Net Assets from Contract Transactions	(14,250)	(369,591)	(1,282)	(18,099)	(169,011)

Total Increase (Decrease) in Net Assets	(3,369)	100,881	3,316	31,339	370,990

Net Assets as of December 31, 2021:	$166,191	$1,994,787	$22,515	$229,679	$2,604,111

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BNY Mellon VIF Government Money Market Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Columbia - Dividend Opportunity Class 1 Shares Subaccount	Columbia - Income Opportunity Class 1 Shares Subaccount

Net Assets as of December 31, 2019:	$1,125,470	$837,177	$1,342,003	$916,739	$1,444,680

Investment Income:
Reinvested Dividends	2,289	6,587	7,882	-	63,429
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,994	11,877	16,985	10,392	18,093

Net Investment Income (Loss)	(11,705)	(5,290)	(9,103)	(10,392)	45,336

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	60,472	-	-	-
Realized Gain (Loss) on Investments	-	14,298	12,284	69,590	(44,760)

Net Realized Capital Gains (Losses) on Investments	-	74,770	12,284	69,590	(44,760)
Net Change in Unrealized Appreciation (Depreciation)	-	126,034	231,138	(77,422)	53,628

Net Gain (Loss) on Investment	-	200,804	243,422	(7,832)	8,868

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,705)	195,514	234,319	(18,224)	54,204

Increase (Decrease) in Net Assets from Contract Transactions	(33,886)	(2,865)	(54,220)	(138,870)	(144,279)

Total Increase (Decrease) in Net Assets	(45,591)	192,649	180,099	(157,094)	(90,075)

Net Assets as of December 31, 2020:	$1,079,879	$1,029,826	$1,522,102	$759,645	$1,354,605

Investment Income:
Reinvested Dividends	99	5,216	1,815	-	122,642
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,295	15,492	23,362	11,494	18,315

Net Investment Income (Loss)	(13,196)	(10,276)	(21,547)	(11,494)	104,327

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	73,448	-	-	-
Realized Gain (Loss) on Investments	-	69,753	41,554	33,774	(31,464)

Net Realized Capital Gains (Losses) on Investments	-	143,201	41,554	33,774	(31,464)
Net Change in Unrealized Appreciation (Depreciation)	-	103,367	205,635	159,409	(32,288)

Net Gain (Loss) on Investment	-	246,568	247,189	193,183	(63,752)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,196)	236,292	225,642	181,689	40,575

Increase (Decrease) in Net Assets from Contract Transactions	(173,170)	(149,162)	(73,415)	(49,136)	(91,227)

Total Increase (Decrease) in Net Assets	(186,366)	87,130	152,227	132,553	(50,652)

Net Assets as of December 31, 2021:	$893,513	$1,116,956	$1,674,329	$892,198	$1,303,953

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Columbia - Large Cap Growth Class 1 Shares Subaccount	Columbia - Mid Cap Growth Class 1 Shares Subaccount	Columbia - Overseas Core Class 2 Shares Subaccount	Columbia - Select Mid Cap Value Class 1 Shares Subaccount	Columbia - Small Cap Value Class 1 Shares Subaccount

Net Assets as of December 31, 2019:	$3,702,606	$1,161,640	$1,669,865	$273,365	$854,251

Investment Income:
Reinvested Dividends	-	-	20,497	-	4,343
Investment Expense:
Mortality and Expense Risk and Administrative Charges	53,441	16,685	19,454	3,302	8,913

Net Investment Income (Loss)	(53,441)	(16,685)	1,043	(3,302)	(4,570)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	17,487	-	29,908
Realized Gain (Loss) on Investments	314,240	114,135	(17,889)	18,916	(39,896)

Net Realized Capital Gains (Losses) on Investments	314,240	114,135	(402)	18,916	(9,988)
Net Change in Unrealized Appreciation (Depreciation)	838,089	251,518	81,488	(3,397)	75,723

Net Gain (Loss) on Investment	1,152,329	365,653	81,086	15,519	65,735

Net Increase (Decrease) in Net Assets Resulting from Operations	1,098,888	348,968	82,129	12,217	61,165

Increase (Decrease) in Net Assets from Contract Transactions	(583,717)	(183,924)	(256,617)	(11,132)	(54,518)

Total Increase (Decrease) in Net Assets	515,171	165,044	(174,488)	1,085	6,647

Net Assets as of December 31, 2020:	$4,217,777	$1,326,684	$1,495,377	$274,450	$860,898

Investment Income:
Reinvested Dividends	-	-	16,962	-	6,621
Investment Expense:
Mortality and Expense Risk and Administrative Charges	64,622	20,595	21,242	4,284	12,498

Net Investment Income (Loss)	(64,622)	(20,595)	(4,280)	(4,284)	(5,877)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	32,281	-	-
Realized Gain (Loss) on Investments	462,001	55,593	26,027	60,057	26,120

Net Realized Capital Gains (Losses) on Investments	462,001	55,593	58,308	60,057	26,120
Net Change in Unrealized Appreciation (Depreciation)	684,329	159,112	69,225	18,443	208,958

Net Gain (Loss) on Investment	1,146,330	214,705	127,533	78,500	235,078

Net Increase (Decrease) in Net Assets Resulting from Operations	1,081,708	194,110	123,253	74,216	229,201

Increase (Decrease) in Net Assets from Contract Transactions	(651,131)	(62,345)	(158,136)	(76,211)	(119,081)

Total Increase (Decrease) in Net Assets	430,577	131,765	(34,883)	(1,995)	110,120

Net Assets as of December 31, 2021:	$4,648,354	$1,458,449	$1,460,494	$272,455	$971,018

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Columbia - Small Company Growth Class 1 Shares Subaccount	Columbia - Strategic Income Class 1 Shares Subaccount	CTIVP® - Loomis Sayles Growth Class 1 Shares Subaccount	Davis Value Subaccount	Federated Hermes Government Money II Service Shares Subaccount

Net Assets as of December 31, 2019:	$30,196	$798,329	$3,216,635	$4,164,271	$3,209,828

Investment Income:
Reinvested Dividends	-	26,411	-	23,204	6,576
Investment Expense:
Mortality and Expense Risk and Administrative Charges	554	9,469	44,889	47,570	54,755

Net Investment Income (Loss)	(554)	16,942	(44,889)	(24,366)	(48,179)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	648	-	-	92,815	-
Realized Gain (Loss) on Investments	352	(19,896)	346,502	(570,635)	-

Net Realized Capital Gains (Losses) on Investments	1,000	(19,896)	346,502	(477,820)	-
Net Change in Unrealized Appreciation (Depreciation)	19,963	40,731	581,474	629,916	-

Net Gain (Loss) on Investment	20,963	20,835	927,976	152,096	-

Net Increase (Decrease) in Net Assets Resulting from Operations	20,409	37,777	883,087	127,730	(48,179)

Increase (Decrease) in Net Assets from Contract Transactions	(644)	(55,466)	(484,393)	(628,682)	904,301

Total Increase (Decrease) in Net Assets	19,765	(17,689)	398,694	(500,952)	856,122

Net Assets as of December 31, 2020:	$49,961	$780,640	$3,615,329	$3,663,319	$4,065,950

Investment Income:
Reinvested Dividends	-	40,964	-	22,534	67
Investment Expense:
Mortality and Expense Risk and Administrative Charges	714	9,849	51,951	56,606	54,480

Net Investment Income (Loss)	(714)	31,115	(51,951)	(34,072)	(54,413)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,006	-	-	613,626	-
Realized Gain (Loss) on Investments	5,510	(3,504)	265,869	(11,107)	-

Net Realized Capital Gains (Losses) on Investments	12,516	(3,504)	265,869	602,519	-
Net Change in Unrealized Appreciation (Depreciation)	(13,125)	(21,603)	378,993	7,342	-

Net Gain (Loss) on Investment	(609)	(25,107)	644,862	609,861	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,323)	6,008	592,911	575,789	(54,413)

Increase (Decrease) in Net Assets from Contract Transactions	(10,357)	(55,072)	(379,518)	(492,439)	(640,904)

Total Increase (Decrease) in Net Assets	(11,680)	(49,064)	213,393	83,350	(695,317)

Net Assets as of December 31, 2021:	$38,281	$731,576	$3,828,722	$3,746,669	$3,370,633

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Kaufmann II Primary Shares Subaccount	Federated Hermes Kaufmann II Service Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Federated Hermes Managed Volatility II Service Shares Subaccount

Net Assets as of December 31, 2019:	$2,158,062	$2,112,262	$1,983,324	$899,649	$399,188

Investment Income:
Reinvested Dividends	119,801	-	-	20,880	6,959
Investment Expense:
Mortality and Expense Risk and Administrative Charges	28,797	33,042	23,568	10,945	4,167

Net Investment Income (Loss)	91,004	(33,042)	(23,568)	9,935	2,792

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	201,614	192,017	-	-
Realized Gain (Loss) on Investments	(42,979)	107,943	77,363	4,100	(459)

Net Realized Capital Gains (Losses) on Investments	(42,979)	309,557	269,380	4,100	(459)
Net Change in Unrealized Appreciation (Depreciation)	28,643	257,438	209,695	(24,087)	(6,470)

Net Gain (Loss) on Investment	(14,336)	566,995	479,075	(19,987)	(6,929)

Net Increase (Decrease) in Net Assets Resulting from Operations	76,668	533,953	455,507	(10,052)	(4,137)

Increase (Decrease) in Net Assets from Contract Transactions	(80,475)	(252,708)	(401,489)	(92,160)	(41,557)

Total Increase (Decrease) in Net Assets	(3,807)	281,245	54,018	(102,212)	(45,694)

Net Assets as of December 31, 2020:	$2,154,255	$2,393,507	$2,037,342	$797,437	$353,494

Investment Income:
Reinvested Dividends	98,008	-	-	14,900	5,854
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,954	35,269	24,264	11,289	4,537

Net Investment Income (Loss)	70,054	(35,269)	(24,264)	3,611	1,317

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	161,305	144,708	-	-
Realized Gain (Loss) on Investments	(25,140)	116,208	120,573	17,712	6,018

Net Realized Capital Gains (Losses) on Investments	(25,140)	277,513	265,281	17,712	6,018
Net Change in Unrealized Appreciation (Depreciation)	20,285	(217,895)	(215,178)	107,750	50,391

Net Gain (Loss) on Investment	(4,855)	59,618	50,103	125,462	56,409

Net Increase (Decrease) in Net Assets Resulting from Operations	65,199	24,349	25,839	129,073	57,726

Increase (Decrease) in Net Assets from Contract Transactions	(362,094)	(211,470)	(235,409)	(99,706)	(26,352)

Total Increase (Decrease) in Net Assets	(296,895)	(187,121)	(209,570)	29,367	31,374

Net Assets as of December 31, 2021:	$1,857,360	$2,206,386	$1,827,772	$826,804	$384,868

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Federated Hermes Quality Bond II Primary Shares Subaccount	Fidelity® VIP Asset Manager Initial Class Subaccount	Fidelity® VIP Asset Manager: Growth Initial Class Subaccount	Fidelity® VIP Balanced Initial Class Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount

Net Assets as of December 31, 2019:	$259,100	$1,123,600	$607,887	$2,990,760	$383,438

Investment Income:
Reinvested Dividends	7,132	16,831	6,117	40,125	4,974
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,512	14,952	7,618	37,336	5,255

Net Investment Income (Loss)	3,620	1,879	(1,501)	2,789	(281)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	764	14,612	8,030	42,163	5,590
Realized Gain (Loss) on Investments	2,956	3,049	31,210	116,752	3,536

Net Realized Capital Gains (Losses) on Investments	3,720	17,661	39,240	158,915	9,126
Net Change in Unrealized Appreciation (Depreciation)	9,368	124,932	48,152	375,018	68,453

Net Gain (Loss) on Investment	13,088	142,593	87,392	533,933	77,579

Net Increase (Decrease) in Net Assets Resulting from Operations	16,708	144,472	85,891	536,722	77,298

Increase (Decrease) in Net Assets from Contract Transactions	(50,132)	(41,187)	(81,935)	(415,893)	(7,642)

Total Increase (Decrease) in Net Assets	(33,424)	103,285	3,956	120,829	69,656

Net Assets as of December 31, 2020:	$225,676	$1,226,885	$611,843	$3,111,589	$453,094

Investment Income:
Reinvested Dividends	5,357	18,667	7,660	27,643	3,015
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,844	16,353	7,483	40,702	5,934

Net Investment Income (Loss)	2,513	2,314	177	(13,059)	(2,919)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,858	6,378	7,811	231,292	33,996
Realized Gain (Loss) on Investments	3,599	36,770	59,304	260,282	63,009

Net Realized Capital Gains (Losses) on Investments	5,457	43,148	67,115	491,574	97,005
Net Change in Unrealized Appreciation (Depreciation)	(13,597)	53,935	1,957	(4,448)	(25,802)

Net Gain (Loss) on Investment	(8,140)	97,083	69,072	487,126	71,203

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,627)	99,397	69,249	474,067	68,284

Increase (Decrease) in Net Assets from Contract Transactions	(53,316)	(154,868)	(124,672)	(527,718)	(114,701)

Total Increase (Decrease) in Net Assets	(58,943)	(55,471)	(55,423)	(53,651)	(46,417)

Net Assets as of December 31, 2021:	$166,733	$1,171,414	$556,420	$3,057,938	$406,677

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2019:	$8,277,004	$9,447,744	$3,751,895	$6,497,564	$319,050

Investment Income:
Reinvested Dividends	20,967	7,499	59,085	89,501	1,024
Investment Expense:
Mortality and Expense Risk and Administrative Charges	114,456	149,847	44,035	81,734	4,469

Net Investment Income (Loss)	(93,489)	(142,348)	15,050	7,767	(3,445)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	44,711	50,432	156,226	275,908	-
Realized Gain (Loss) on Investments	505,796	941,945	(26,160)	9,422	-

Net Realized Capital Gains (Losses) on Investments	550,507	992,377	130,066	285,330	-
Net Change in Unrealized Appreciation (Depreciation)	1,771,837	1,697,499	(410)	(74,387)	-

Net Gain (Loss) on Investment	2,322,344	2,689,876	129,656	210,943	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,228,855	2,547,528	144,706	218,710	(3,445)

Increase (Decrease) in Net Assets from Contract Transactions	(1,192,787)	(2,115,159)	(296,834)	(754,097)	65,167

Total Increase (Decrease) in Net Assets	1,036,068	432,369	(152,128)	(535,387)	61,722

Net Assets as of December 31, 2020:	$9,313,072	$9,880,113	$3,599,767	$5,962,177	$380,772

Investment Income:
Reinvested Dividends	6,332	2,872	72,703	104,914	49
Investment Expense:
Mortality and Expense Risk and Administrative Charges	137,468	157,284	52,179	93,652	6,407

Net Investment Income (Loss)	(131,136)	(154,412)	20,524	11,262	(6,358)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,286,347	1,280,364	427,467	725,796	-
Realized Gain (Loss) on Investments	303,466	1,028,357	74,981	137,008	-

Net Realized Capital Gains (Losses) on Investments	1,589,813	2,308,721	502,448	862,804	-
Net Change in Unrealized Appreciation (Depreciation)	926,855	164,025	283,928	435,394	-

Net Gain (Loss) on Investment	2,516,668	2,472,746	786,376	1,298,198	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,385,532	2,318,334	806,900	1,309,460	(6,358)

Increase (Decrease) in Net Assets from Contract Transactions	(454,363)	(1,485,202)	(386,409)	(692,491)	95,832

Total Increase (Decrease) in Net Assets	1,931,169	833,132	420,491	616,969	89,474

Net Assets as of December 31, 2021:	$11,244,241	$10,713,245	$4,020,258	$6,579,146	$470,246

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Government Money Market Service Class 2 Subaccount	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth & Income Initial Class Subaccount	Fidelity® VIP Growth & Income Service Class 2 Subaccount

Net Assets as of December 31, 2019:	$310,624	$6,438,278	$2,390,021	$3,265,396	$312,059

Investment Income:
Reinvested Dividends	736	5,238	1,070	57,281	5,379
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,055	94,144	39,194	37,654	3,584

Net Investment Income (Loss)	(3,319)	(88,906)	(38,124)	19,627	1,795

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	661,517	247,664	151,344	14,554
Realized Gain (Loss) on Investments	-	593,181	125,320	99,972	7,372

Net Realized Capital Gains (Losses) on Investments	-	1,254,698	372,984	251,316	21,926
Net Change in Unrealized Appreciation (Depreciation)	-	1,343,093	607,947	(140,417)	(5,871)

Net Gain (Loss) on Investment	-	2,597,791	980,931	110,899	16,055

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,319)	2,508,885	942,807	130,526	17,850

Increase (Decrease) in Net Assets from Contract Transactions	(18,109)	(851,249)	(183,175)	(410,349)	(17,690)

Total Increase (Decrease) in Net Assets	(21,428)	1,657,636	759,632	(279,823)	160

Net Assets as of December 31, 2020:	$289,196	$8,095,914	$3,149,653	$2,985,573	$312,219

Investment Income:
Reinvested Dividends	25	-	-	79,715	7,232
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,407	115,005	46,040	45,285	4,286

Net Investment Income (Loss)	(3,382)	(115,005)	(46,040)	34,430	2,946

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,757,455	669,218	149,655	15,464
Realized Gain (Loss) on Investments	-	872,088	428,560	164,743	20,265

Net Realized Capital Gains (Losses) on Investments	-	2,629,543	1,097,778	314,398	35,729
Net Change in Unrealized Appreciation (Depreciation)	-	(867,209)	(458,906)	356,802	31,675

Net Gain (Loss) on Investment	-	1,762,334	638,872	671,200	67,404

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,382)	1,647,329	592,832	705,630	70,350

Increase (Decrease) in Net Assets from Contract Transactions	(54,660)	(1,020,507)	(636,472)	(230,085)	(41,472)

Total Increase (Decrease) in Net Assets	(58,042)	626,822	(43,640)	475,545	28,878

Net Assets as of December 31, 2021:	$231,154	$8,722,736	$3,106,013	$3,461,118	$341,097

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Growth Opportunities Initial Class Subaccount	Fidelity® VIP Growth Opportunities Service Class Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP High Income Initial Class Subaccount	Fidelity® VIP High Income Service Class Subaccount

Net Assets as of December 31, 2019:	$2,804,704	$1,665,433	$544,312	$1,062,657	$775,483

Investment Income:
Reinvested Dividends	458	135	-	48,048	33,064
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,838	28,849	9,943	12,764	9,768

Net Investment Income (Loss)	(44,380)	(28,714)	(9,943)	35,284	23,296

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	190,353	111,769	36,958	-	-
Realized Gain (Loss) on Investments	247,739	125,095	15,838	(2,624)	(8,176)

Net Realized Capital Gains (Losses) on Investments	438,092	236,864	52,796	(2,624)	(8,176)
Net Change in Unrealized Appreciation (Depreciation)	1,377,304	858,220	308,112	(23,713)	(11,680)

Net Gain (Loss) on Investment	1,815,396	1,095,084	360,908	(26,337)	(19,856)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,771,016	1,066,370	350,965	8,947	3,440

Increase (Decrease) in Net Assets from Contract Transactions	(288,674)	(135,900)	14,762	(85,278)	(95,717)

Total Increase (Decrease) in Net Assets	1,482,342	930,470	365,727	(76,331)	(92,277)

Net Assets as of December 31, 2020:	$4,287,046	$2,595,903	$910,039	$986,326	$683,206

Investment Income:
Reinvested Dividends	-	-	-	52,740	35,275
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,206	39,682	13,681	13,019	9,651

Net Investment Income (Loss)	(58,206)	(39,682)	(13,681)	39,721	25,624

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	395,920	244,075	83,922	-	-
Realized Gain (Loss) on Investments	627,623	204,779	86,655	587	(2,850)

Net Realized Capital Gains (Losses) on Investments	1,023,543	448,854	170,577	587	(2,850)
Net Change in Unrealized Appreciation (Depreciation)	(541,007)	(150,125)	(73,982)	(10,614)	(2,634)

Net Gain (Loss) on Investment	482,536	298,729	96,595	(10,027)	(5,484)

Net Increase (Decrease) in Net Assets Resulting from Operations	424,330	259,047	82,914	29,694	20,140

Increase (Decrease) in Net Assets from Contract Transactions	(676,146)	(193,977)	(120,522)	(24,157)	(32,167)

Total Increase (Decrease) in Net Assets	(251,816)	65,070	(37,608)	5,537	(12,027)

Net Assets as of December 31, 2021:	$4,035,230	$2,660,973	$872,431	$991,863	$671,179

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP High Income Service Class 2 Subaccount	Fidelity® VIP Index 500 Initial Class Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Fidelity® VIP Investment Grade Bond Initial Class Subaccount	Fidelity® VIP Investment Grade Bond Service Class 2 Subaccount

Net Assets as of December 31, 2019:	$414,085	$18,849,710	$1,510,946	$4,841,624	$1,034,246

Investment Income:
Reinvested Dividends	18,541	302,087	22,974	113,883	21,343
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,997	246,698	20,181	71,822	14,239

Net Investment Income (Loss)	13,544	55,389	2,793	42,061	7,104

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	60,405	4,939	1,839	402
Realized Gain (Loss) on Investments	(3,279)	1,781,274	98,971	63,996	14,670

Net Realized Capital Gains (Losses) on Investments	(3,279)	1,841,679	103,910	65,835	15,072
Net Change in Unrealized Appreciation (Depreciation)	(7,346)	872,260	111,005	271,967	56,198

Net Gain (Loss) on Investment	(10,625)	2,713,939	214,915	337,802	71,270

Net Increase (Decrease) in Net Assets Resulting from Operations	2,919	2,769,328	217,708	379,863	78,374

Increase (Decrease) in Net Assets from Contract Transactions	(41,919)	(2,312,735)	(53,233)	90,675	(27,446)

Total Increase (Decrease) in Net Assets	(39,000)	456,593	164,475	470,538	50,928

Net Assets as of December 31, 2020:	$375,085	$19,306,303	$1,675,421	$5,312,162	$1,085,174

Investment Income:
Reinvested Dividends	16,909	258,798	18,641	100,966	14,610
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,976	293,908	26,544	70,920	12,204

Net Investment Income (Loss)	11,933	(35,110)	(7,903)	30,046	2,406

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	155,055	13,662	135,511	23,963
Realized Gain (Loss) on Investments	(4,015)	1,943,216	109,211	49,008	34,654

Net Realized Capital Gains (Losses) on Investments	(4,015)	2,098,271	122,873	184,519	58,617
Net Change in Unrealized Appreciation (Depreciation)	1,685	2,909,215	317,659	(319,100)	(82,396)

Net Gain (Loss) on Investment	(2,330)	5,007,486	440,532	(134,581)	(23,779)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,603	4,972,376	432,629	(104,535)	(21,373)

Increase (Decrease) in Net Assets from Contract Transactions	(72,706)	(2,348,769)	(190,718)	(375,411)	(337,730)

Total Increase (Decrease) in Net Assets	(63,103)	2,623,607	241,911	(479,946)	(359,103)

Net Assets as of December 31, 2021:	$311,982	$21,929,910	$1,917,332	$4,832,216	$726,071

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Overseas Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Income Class 2 Shares Subaccount

Net Assets as of December 31, 2019:	$3,924,465	$7,920,904	$1,093,671	$2,337,705	$462,372

Investment Income:
Reinvested Dividends	21,928	26,779	4,219	20,908	15,312
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,858	97,519	13,052	32,022	2,832

Net Investment Income (Loss)	(23,930)	(70,740)	(8,833)	(11,114)	12,480

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,718	108,475	217
Realized Gain (Loss) on Investments	(38,375)	(168,663)	28,634	(79,897)	17,812

Net Realized Capital Gains (Losses) on Investments	(38,375)	(168,663)	33,352	28,578	18,029
Net Change in Unrealized Appreciation (Depreciation)	566,969	1,160,550	103,031	111,155	(32,636)

Net Gain (Loss) on Investment	528,594	991,887	136,383	139,733	(14,607)

Net Increase (Decrease) in Net Assets Resulting from Operations	504,664	921,147	127,550	128,619	(2,127)

Increase (Decrease) in Net Assets from Contract Transactions	(446,354)	(1,078,308)	(142,207)	(81,207)	(188,056)

Total Increase (Decrease) in Net Assets	58,310	(157,161)	(14,657)	47,412	(190,183)

Net Assets as of December 31, 2020:	$3,982,775	$7,763,743	$1,079,014	$2,385,117	$272,189

Investment Income:
Reinvested Dividends	25,944	28,925	5,305	33,697	13,528
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,397	125,883	13,736	46,812	2,965

Net Investment Income (Loss)	(33,453)	(96,958)	(8,431)	(13,115)	10,563

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	672,522	1,314,748	76,952	222,398	-
Realized Gain (Loss) on Investments	137,971	391,655	75,489	61,201	995

Net Realized Capital Gains (Losses) on Investments	810,493	1,706,403	152,441	283,599	995
Net Change in Unrealized Appreciation (Depreciation)	141,111	137,726	28,133	469,843	28,485

Net Gain (Loss) on Investment	951,604	1,844,129	180,574	753,442	29,480

Net Increase (Decrease) in Net Assets Resulting from Operations	918,151	1,747,171	172,143	740,327	40,043

Increase (Decrease) in Net Assets from Contract Transactions	(412,678)	(1,082,928)	(188,257)	(290,408)	(50,243)

Total Increase (Decrease) in Net Assets	505,473	664,243	(16,114)	449,919	(10,200)

Net Assets as of December 31, 2021:	$4,488,248	$8,427,986	$1,062,900	$2,835,036	$261,989

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Rising Dividends Class 2 Shares Subaccount	Franklin Small Cap Value Class 2 Shares Subaccount	Franklin Small-Mid Cap Growth Class 2 Shares Subaccount	Franklin Templeton Developing Markets Class 2 Shares Subaccount

Net Assets as of December 31, 2019:	$4,047,997	$1,689,882	$1,187,197	$4,642,049	$711,705

Investment Income:
Reinvested Dividends	86,184	19,159	14,660	-	26,023
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,610	21,759	13,311	73,857	9,206

Net Investment Income (Loss)	42,574	(2,600)	1,349	(73,857)	16,817

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	119,819	81,253	62,352	674,007	16,331
Realized Gain (Loss) on Investments	(8,632)	43,346	(88,596)	(55,733)	6,885

Net Realized Capital Gains (Losses) on Investments	111,187	124,599	(26,244)	618,274	23,216
Net Change in Unrealized Appreciation (Depreciation)	(431,840)	83,490	47,944	1,762,734	50,232

Net Gain (Loss) on Investment	(320,653)	208,089	21,700	2,381,008	73,448

Net Increase (Decrease) in Net Assets Resulting from Operations	(278,079)	205,489	23,049	2,307,151	90,265

Increase (Decrease) in Net Assets from Contract Transactions	(487,889)	(229,896)	(94,340)	(434,567)	(76,927)

Total Increase (Decrease) in Net Assets	(765,968)	(24,407)	(71,291)	1,872,584	13,338

Net Assets as of December 31, 2020:	$3,282,029	$1,665,475	$1,115,906	$6,514,633	$725,043

Investment Income:
Reinvested Dividends	103,598	15,591	12,880	-	5,922
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51,118	25,125	17,070	97,200	9,972

Net Investment Income (Loss)	52,480	(9,534)	(4,190)	(97,200)	(4,050)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	58,721	34,104	796,023	13,571
Realized Gain (Loss) on Investments	18,005	95,381	(21,287)	73,523	26,131

Net Realized Capital Gains (Losses) on Investments	18,005	154,102	12,817	869,546	39,702
Net Change in Unrealized Appreciation (Depreciation)	496,422	250,299	248,734	(224,360)	(76,124)

Net Gain (Loss) on Investment	514,427	404,401	261,551	645,186	(36,422)

Net Increase (Decrease) in Net Assets Resulting from Operations	566,907	394,867	257,361	547,986	(40,472)

Increase (Decrease) in Net Assets from Contract Transactions	(255,097)	(225,653)	(160,545)	(480,218)	(142,179)

Total Increase (Decrease) in Net Assets	311,810	169,214	96,816	67,768	(182,651)

Net Assets as of December 31, 2021:	$3,593,839	$1,834,689	$1,212,722	$6,582,401	$542,392

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series I Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Invesco V.I. American Value Series II Shares Subaccount(1)	Invesco V.I. Capital Appreciation Series I Shares Subaccount

Net Assets as of December 31, 2019:	$2,110,596	$2,138,458	$247,605	$-	$7,376,755

Investment Income:
Reinvested Dividends	55,803	1,673	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,108	31,749	3,715	-	110,150

Net Investment Income (Loss)	32,695	(30,076)	(3,715)	-	(110,150)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	174,540	22,135	-	1,167,524
Realized Gain (Loss) on Investments	(14,932)	88,466	4,444	-	494,454

Net Realized Capital Gains (Losses) on Investments	(14,932)	263,006	26,579	-	1,661,978
Net Change in Unrealized Appreciation (Depreciation)	(89,642)	585,884	75,030	-	842,773

Net Gain (Loss) on Investment	(104,574)	848,890	101,609	-	2,504,751

Net Increase (Decrease) in Net Assets Resulting from Operations	(71,879)	818,814	97,894	-	2,394,601

Increase (Decrease) in Net Assets from Contract Transactions	(202,926)	(149,074)	(5,756)	-	(969,584)

Total Increase (Decrease) in Net Assets	(274,805)	669,740	92,138	-	1,425,017

Net Assets as of December 31, 2020:	$1,835,791	$2,808,198	$339,743	$-	$8,801,772

Investment Income:
Reinvested Dividends	35,250	-	-	782	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,309	39,324	4,735	3,390	137,092

Net Investment Income (Loss)	8,941	(39,324)	(4,735)	(2,608)	(137,092)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	315,381	42,381	-	516,682
Realized Gain (Loss) on Investments	10,754	289,413	18,738	1,646	340,473

Net Realized Capital Gains (Losses) on Investments	10,754	604,794	61,119	1,646	857,155
Net Change in Unrealized Appreciation (Depreciation)	35,057	(285,756)	(22,331)	15,779	1,074,282

Net Gain (Loss) on Investment	45,811	319,038	38,788	17,425	1,931,437

Net Increase (Decrease) in Net Assets Resulting from Operations	54,752	279,714	34,053	14,817	1,794,345

Increase (Decrease) in Net Assets from Contract Transactions	(140,061)	(398,876)	(27,350)	266,926	(475,548)

Total Increase (Decrease) in Net Assets	(85,309)	(119,162)	6,703	281,743	1,318,797

Net Assets as of December 31, 2021:	$1,750,482	$2,689,036	$346,446	$281,743	$10,120,569

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Invesco V.I. Capital Appreciation Series II Shares Subaccount	Invesco V.I. Comstock Series II Shares Subaccount	Invesco V.I. Conservative Balanced Series I Shares Subaccount	Invesco V.I. Conservative Balanced Series II Shares Subaccount	Invesco V.I. Core Equity Series I Shares Subaccount

Net Assets as of December 31, 2019:	$479,185	$1,246,506	$1,231,702	$58,275	$7,431,685

Investment Income:
Reinvested Dividends	-	23,105	24,558	1,254	88,052
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,373	12,257	17,308	926	97,852

Net Investment Income (Loss)	(7,373)	10,848	7,250	328	(9,800)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	79,370	28,728	27,289	1,585	1,518,944
Realized Gain (Loss) on Investments	4,752	(40,974)	30,477	1,178	185,715

Net Realized Capital Gains (Losses) on Investments	84,122	(12,246)	57,766	2,763	1,704,659
Net Change in Unrealized Appreciation (Depreciation)	79,155	(22,942)	87,820	4,965	(945,380)

Net Gain (Loss) on Investment	163,277	(35,188)	145,586	7,728	759,279

Net Increase (Decrease) in Net Assets Resulting from Operations	155,904	(24,340)	152,836	8,056	749,479

Increase (Decrease) in Net Assets from Contract Transactions	(27,752)	(34,288)	(127,169)	4,231	(1,130,013)

Total Increase (Decrease) in Net Assets	128,152	(58,628)	25,667	12,287	(380,534)

Net Assets as of December 31, 2020:	$607,337	$1,187,878	$1,257,369	$70,562	$7,051,151

Investment Income:
Reinvested Dividends	-	20,792	19,118	564	50,826
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,497	15,190	18,423	746	112,657

Net Investment Income (Loss)	(9,497)	5,602	695	(182)	(61,831)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,719	-	65,365	2,274	174,082
Realized Gain (Loss) on Investments	10,778	12,481	25,694	5,994	169,543

Net Realized Capital Gains (Losses) on Investments	47,497	12,481	91,059	8,268	343,625
Net Change in Unrealized Appreciation (Depreciation)	83,300	331,913	20,214	(3,080)	1,489,196

Net Gain (Loss) on Investment	130,797	344,394	111,273	5,188	1,832,821

Net Increase (Decrease) in Net Assets Resulting from Operations	121,300	349,996	111,968	5,006	1,770,990

Increase (Decrease) in Net Assets from Contract Transactions	(27,255)	(160,148)	(77,487)	(32,365)	(607,832)

Total Increase (Decrease) in Net Assets	94,045	189,848	34,481	(27,359)	1,163,158

Net Assets as of December 31, 2021:	$701,382	$1,377,726	$1,291,850	$43,203	$8,214,309

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Invesco V.I. Core Equity Series II Shares Subaccount	Invesco V.I. Discovery Mid Cap Growth Series II Shares Subaccount(1)	Invesco V.I. Equity and Income Series II Shares Subaccount	Invesco V.I. Global Series I Shares Subaccount	Invesco V.I. Global Series II Shares Subaccount

Net Assets as of December 31, 2019:	$1,070,527	$-	$3,414,566	$2,250,996	$195,356

Investment Income:
Reinvested Dividends	11,128	-	63,463	14,802	894
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,080	1,685	36,164	29,805	2,897

Net Investment Income (Loss)	(2,952)	(1,685)	27,299	(15,003)	(2,003)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	240,534	-	131,196	77,122	7,417
Realized Gain (Loss) on Investments	(9,574)	10,418	(125,464)	69,308	1,073

Net Realized Capital Gains (Losses) on Investments	230,960	10,418	5,732	146,430	8,490
Net Change in Unrealized Appreciation (Depreciation)	(110,081)	68,350	164,540	389,035	42,954

Net Gain (Loss) on Investment	120,879	78,768	170,272	535,465	51,444

Net Increase (Decrease) in Net Assets Resulting from Operations	117,927	77,083	197,571	520,462	49,441

Increase (Decrease) in Net Assets from Contract Transactions	(57,921)	133,929	(456,734)	(214,250)	(1,008)

Total Increase (Decrease) in Net Assets	60,006	211,012	(259,163)	306,212	48,433

Net Assets as of December 31, 2020:	$1,130,533	$211,012	$3,155,403	$2,557,208	$243,789

Investment Income:
Reinvested Dividends	5,731	-	53,186	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,469	2,665	40,025	35,955	3,735

Net Investment Income (Loss)	(11,738)	(2,665)	13,161	(35,955)	(3,735)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,189	24,674	31,747	122,239	14,015
Realized Gain (Loss) on Investments	5,864	17,478	54,908	360,654	49,573

Net Realized Capital Gains (Losses) on Investments	35,053	42,152	86,655	482,893	63,588
Net Change in Unrealized Appreciation (Depreciation)	261,325	(5,007)	413,816	(95,613)	(25,210)

Net Gain (Loss) on Investment	296,378	37,145	500,471	387,280	38,378

Net Increase (Decrease) in Net Assets Resulting from Operations	284,640	34,480	513,632	351,325	34,643

Increase (Decrease) in Net Assets from Contract Transactions	(60,011)	(25,278)	(385,876)	(490,643)	(126,300)

Total Increase (Decrease) in Net Assets	224,629	9,202	127,756	(139,318)	(91,657)

Net Assets as of December 31, 2021:	$1,355,162	$220,214	$3,283,159	$2,417,890	$152,132

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Invesco V.I. Global Strategic Income Series I Shares Subaccount	Invesco V.I. Global Strategic Income Series II Shares Subaccount	Invesco V.I. Government Securities Series I Shares Subaccount	Invesco V.I. Government Securities Series II Shares Subaccount	Invesco V.I. International Growth Series I Shares Subaccount

Net Assets as of December 31, 2019:	$2,114,175	$765,861	$405,983	$420,068	$517,943

Investment Income:
Reinvested Dividends	113,638	36,129	11,300	10,156	11,172
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,055	9,931	5,760	7,110	7,222

Net Investment Income (Loss)	86,583	26,198	5,540	3,046	3,950

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	10,763
Realized Gain (Loss) on Investments	(21,128)	(13,223)	(559)	4,209	9,594

Net Realized Capital Gains (Losses) on Investments	(21,128)	(13,223)	(559)	4,209	20,357
Net Change in Unrealized Appreciation (Depreciation)	(33,001)	(9,573)	15,392	12,148	33,037

Net Gain (Loss) on Investment	(54,129)	(22,796)	14,833	16,357	53,394

Net Increase (Decrease) in Net Assets Resulting from Operations	32,454	3,402	20,373	19,403	57,344

Increase (Decrease) in Net Assets from Contract Transactions	(117,097)	(98,529)	41,141	18,411	(40,041)

Total Increase (Decrease) in Net Assets	(84,643)	(95,127)	61,514	37,814	17,303

Net Assets as of December 31, 2020:	$2,029,532	$670,734	$467,497	$457,882	$535,246

Investment Income:
Reinvested Dividends	83,079	23,498	8,402	6,452	6,179
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,790	8,628	5,377	5,431	7,892

Net Investment Income (Loss)	57,289	14,870	3,025	1,021	(1,713)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	32,632
Realized Gain (Loss) on Investments	(52,601)	(11,127)	(5,455)	(644)	27,908

Net Realized Capital Gains (Losses) on Investments	(52,601)	(11,127)	(5,455)	(644)	60,540
Net Change in Unrealized Appreciation (Depreciation)	(99,825)	(34,668)	(11,880)	(14,029)	(35,908)

Net Gain (Loss) on Investment	(152,426)	(45,795)	(17,335)	(14,673)	24,632

Net Increase (Decrease) in Net Assets Resulting from Operations	(95,137)	(30,925)	(14,310)	(13,652)	22,919

Increase (Decrease) in Net Assets from Contract Transactions	(250,907)	(107,021)	(118,399)	(166,529)	(77,733)

Total Increase (Decrease) in Net Assets	(346,044)	(137,946)	(132,709)	(180,181)	(54,814)

Net Assets as of December 31, 2021:	$1,683,488	$532,788	$334,788	$277,701	$480,432

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Invesco V.I. International Growth Series II Shares Subaccount	Invesco V.I. Main Street Series I Shares Subaccount	Invesco V.I. Main Street Series II Shares Subaccount	Invesco V.I. Main Street Mid Cap Series II Shares Subaccount	Invesco V.I. Main Street Small Cap Series II Shares Subaccount

Net Assets as of December 31, 2019:	$73,419	$3,855,760	$711,971	$272,146	$57,917

Investment Income:
Reinvested Dividends	1,600	54,213	6,536	1,163	199
Investment Expense:
Mortality and Expense Risk and Administrative Charges	840	53,318	8,379	3,129	731

Net Investment Income (Loss)	760	895	(1,843)	(1,966)	(532)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,744	357,025	55,352	50,267	793
Realized Gain (Loss) on Investments	3,494	54,510	12,273	(9,735)	3,296

Net Realized Capital Gains (Losses) on Investments	5,238	411,535	67,625	40,532	4,089
Net Change in Unrealized Appreciation (Depreciation)	3,095	22,749	(11,515)	(21,400)	6,514

Net Gain (Loss) on Investment	8,333	434,284	56,110	19,132	10,603

Net Increase (Decrease) in Net Assets Resulting from Operations	9,093	435,179	54,267	17,166	10,071

Increase (Decrease) in Net Assets from Contract Transactions	(7,491)	(282,190)	(138,906)	(21,565)	3,093

Total Increase (Decrease) in Net Assets	1,602	152,989	(84,639)	(4,399)	13,164

Net Assets as of December 31, 2020:	$75,021	$4,008,749	$627,332	$267,747	$71,081

Investment Income:
Reinvested Dividends	728	30,617	3,126	705	113
Investment Expense:
Mortality and Expense Risk and Administrative Charges	840	64,246	9,599	3,841	1,118

Net Investment Income (Loss)	(112)	(33,629)	(6,473)	(3,136)	(1,005)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,688	249,589	35,538	-	3,961
Realized Gain (Loss) on Investments	3,557	87,768	33,139	(3,191)	10,879

Net Realized Capital Gains (Losses) on Investments	8,245	337,357	68,677	(3,191)	14,840
Net Change in Unrealized Appreciation (Depreciation)	(4,763)	688,767	84,806	61,516	(951)

Net Gain (Loss) on Investment	3,482	1,026,124	153,483	58,325	13,889

Net Increase (Decrease) in Net Assets Resulting from Operations	3,370	992,495	147,010	55,189	12,884

Increase (Decrease) in Net Assets from Contract Transactions	(10,390)	(384,852)	(160,272)	(28,092)	(21,443)

Total Increase (Decrease) in Net Assets	(7,020)	607,643	(13,262)	27,097	(8,559)

Net Assets as of December 31, 2021:	$68,001	$4,616,392	$614,070	$294,844	$62,522

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Janus Henderson - Balanced Service Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Forty Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount	Janus Henderson - Mid Cap Value Service Shares Subaccount

Net Assets as of December 31, 2019:	$3,081,499	$1,390,405	$160,071	$1,295,661	$118,711

Investment Income:
Reinvested Dividends	65,710	587	1,119	7,952	989
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,044	19,629	2,507	19,767	1,791

Net Investment Income (Loss)	22,666	(19,042)	(1,388)	(11,815)	(802)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,764	99,677	12,678	66,206	2,036
Realized Gain (Loss) on Investments	158,651	26,854	3,253	37,709	(1,798)

Net Realized Capital Gains (Losses) on Investments	188,415	126,531	15,931	103,915	238
Net Change in Unrealized Appreciation (Depreciation)	184,884	126,711	45,009	124,921	(5,327)

Net Gain (Loss) on Investment	373,299	253,242	60,940	228,836	(5,089)

Net Increase (Decrease) in Net Assets Resulting from Operations	395,965	234,200	59,552	217,021	(5,891)

Increase (Decrease) in Net Assets from Contract Transactions	(122,210)	(36,322)	2,379	(68,938)	(15,875)

Total Increase (Decrease) in Net Assets	273,755	197,878	61,931	148,083	(21,766)

Net Assets as of December 31, 2020:	$3,355,254	$1,588,283	$222,002	$1,443,744	$96,945

Investment Income:
Reinvested Dividends	31,368	3,970	1,324	5,464	327
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,584	24,292	3,456	24,358	1,991

Net Investment Income (Loss)	(18,216)	(20,322)	(2,132)	(18,894)	(1,664)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,170	149,765	29,901	72,911	-
Realized Gain (Loss) on Investments	191,984	118,970	4,814	82,615	566

Net Realized Capital Gains (Losses) on Investments	211,154	268,735	34,715	155,526	566
Net Change in Unrealized Appreciation (Depreciation)	314,081	(23,355)	13,923	86,017	17,750

Net Gain (Loss) on Investment	525,235	245,380	48,638	241,543	18,316

Net Increase (Decrease) in Net Assets Resulting from Operations	507,019	225,058	46,506	222,649	16,652

Increase (Decrease) in Net Assets from Contract Transactions	(353,908)	(197,842)	(9,640)	(127,374)	(1,709)

Total Increase (Decrease) in Net Assets	153,111	27,216	36,866	95,275	14,943

Net Assets as of December 31, 2021:	$3,508,365	$1,615,499	$258,868	$1,539,019	$111,888

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Janus Henderson - Overseas Service Shares Subaccount	Janus Henderson - Research Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount

Net Assets as of December 31, 2019:	$1,242,848	$858,840	$3,462,786	$1,499,452	$2,442,610

Investment Income:
Reinvested Dividends	13,380	2,880	65,512	18,411	17,842
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,299	11,501	69,456	27,193	47,941

Net Investment Income (Loss)	(1,919)	(8,621)	(3,944)	(8,782)	(30,099)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	67,056	-	76,815	143,886
Realized Gain (Loss) on Investments	(57,966)	60,576	64,767	(49,310)	30,116

Net Realized Capital Gains (Losses) on Investments	(57,966)	127,632	64,767	27,505	174,002
Net Change in Unrealized Appreciation (Depreciation)	213,111	115,724	121,357	(23,357)	325,528

Net Gain (Loss) on Investment	155,145	243,356	186,124	4,148	499,530

Net Increase (Decrease) in Net Assets Resulting from Operations	153,226	234,735	182,180	(4,634)	469,431

Increase (Decrease) in Net Assets from Contract Transactions	(98,497)	(111,313)	(511,149)	15,462	(490,273)

Total Increase (Decrease) in Net Assets	54,729	123,422	(328,969)	10,828	(20,842)

Net Assets as of December 31, 2020:	$1,297,577	$982,262	$3,133,817	$1,510,280	$2,421,768

Investment Income:
Reinvested Dividends	13,695	163	55,504	13,972	17,530
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,833	13,847	62,493	31,430	48,837

Net Investment Income (Loss)	(5,138)	(13,684)	(6,989)	(17,458)	(31,307)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	51,979	40,444	76,964	104,470
Realized Gain (Loss) on Investments	(20,423)	136,460	40,232	32,187	224,175

Net Realized Capital Gains (Losses) on Investments	(20,423)	188,439	80,676	109,151	328,645
Net Change in Unrealized Appreciation (Depreciation)	172,354	(6,142)	(178,058)	283,280	255,015

Net Gain (Loss) on Investment	151,931	182,297	(97,382)	392,431	583,660

Net Increase (Decrease) in Net Assets Resulting from Operations	146,793	168,613	(104,371)	374,973	552,353

Increase (Decrease) in Net Assets from Contract Transactions	(224,839)	(171,394)	(106,654)	(544,569)	(733,489)

Total Increase (Decrease) in Net Assets	(78,046)	(2,781)	(211,025)	(169,596)	(181,136)

Net Assets as of December 31, 2021:	$1,219,531	$979,481	$2,922,792	$1,340,684	$2,240,632

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	MFS® Core Equity Initial Class Subaccount	MFS® Growth Initial Class Subaccount	MFS® Growth Service Class Subaccount	MFS® Massachusetts Investors Growth Stock Initial Class Subaccount	MFS® Massachusetts Investors Growth Stock Service Class Subaccount

Net Assets as of December 31, 2019:	$43,677	$4,541,953	$1,166,583	$60,808	$1,288,726

Investment Income:
Reinvested Dividends	307	-	-	270	2,768
Investment Expense:
Mortality and Expense Risk and Administrative Charges	546	71,082	16,804	784	15,367

Net Investment Income (Loss)	(239)	(71,082)	(16,804)	(514)	(12,599)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,119	314,608	86,358	5,711	121,674
Realized Gain (Loss) on Investments	179	435,637	72,716	1,254	31,146

Net Realized Capital Gains (Losses) on Investments	2,298	750,245	159,074	6,965	152,820
Net Change in Unrealized Appreciation (Depreciation)	5,159	613,257	194,018	5,519	99,103

Net Gain (Loss) on Investment	7,457	1,363,502	353,092	12,484	251,923

Net Increase (Decrease) in Net Assets Resulting from Operations	7,218	1,292,420	336,288	11,970	239,324

Increase (Decrease) in Net Assets from Contract Transactions	(2,395)	(581,698)	(119,212)	(4,760)	(135,204)

Total Increase (Decrease) in Net Assets	4,823	710,722	217,076	7,210	104,120

Net Assets as of December 31, 2020:	$48,500	$5,252,675	$1,383,659	$68,018	$1,392,846

Investment Income:
Reinvested Dividends	229	-	-	178	478
Investment Expense:
Mortality and Expense Risk and Administrative Charges	668	82,798	19,624	944	18,303

Net Investment Income (Loss)	(439)	(82,798)	(19,624)	(766)	(17,825)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,931	770,552	210,501	9,505	197,432
Realized Gain (Loss) on Investments	3,493	396,601	83,740	3,847	76,082

Net Realized Capital Gains (Losses) on Investments	7,424	1,167,153	294,241	13,352	273,514
Net Change in Unrealized Appreciation (Depreciation)	3,958	19,774	10,394	2,586	64,164

Net Gain (Loss) on Investment	11,382	1,186,927	304,635	15,938	337,678

Net Increase (Decrease) in Net Assets Resulting from Operations	10,943	1,104,129	285,011	15,172	319,853

Increase (Decrease) in Net Assets from Contract Transactions	(10,308)	(330,720)	(114,996)	(11,720)	(128,682)

Total Increase (Decrease) in Net Assets	635	773,409	170,015	3,452	191,171

Net Assets as of December 31, 2021:	$49,135	$6,026,084	$1,553,674	$71,470	$1,584,017

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	MFS® New Discovery Initial Class	MFS® New Discovery Service Class	MFS® Research Initial Class	MFS® Research Service Class	MFS® Total Return Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$411,372	$530,995	$1,635,246	$1,179,944	$7,189,649

Investment Income:
Reinvested Dividends	-	-	11,050	5,710	151,267
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,593	6,900	21,920	15,564	92,967

Net Investment Income (Loss)	(5,593)	(6,900)	(10,870)	(9,854)	58,300

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,989	45,789	60,911	43,216	175,292
Realized Gain (Loss) on Investments	(3,219)	(6,397)	4,041	37,957	143,152

Net Realized Capital Gains (Losses) on Investments	37,770	39,392	64,952	81,173	318,444
Net Change in Unrealized Appreciation (Depreciation)	137,694	126,768	149,445	73,572	130,774

Net Gain (Loss) on Investment	175,464	166,160	214,397	154,745	449,218

Net Increase (Decrease) in Net Assets Resulting from Operations	169,871	159,260	203,527	144,891	507,518

Increase (Decrease) in Net Assets from Contract Transactions	(20,685)	(133,543)	(231,095)	(128,730)	(787,541)

Total Increase (Decrease) in Net Assets	149,186	25,717	(27,568)	16,161	(280,023)

Net Assets as of December 31, 2020:	$560,558	$556,712	$1,607,678	$1,196,105	$6,909,626

Investment Income:
Reinvested Dividends	-	-	9,757	4,419	123,067
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,413	8,318	25,522	19,009	97,814

Net Investment Income (Loss)	(7,413)	(8,318)	(15,765)	(14,590)	25,253

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	87,957	103,265	102,211	76,265	327,796
Realized Gain (Loss) on Investments	20,395	18,380	41,666	42,354	343,431

Net Realized Capital Gains (Losses) on Investments	108,352	121,645	143,877	118,619	671,227
Net Change in Unrealized Appreciation (Depreciation)	(95,024)	(107,930)	236,504	161,503	135,924

Net Gain (Loss) on Investment	13,328	13,715	380,381	280,122	807,151

Net Increase (Decrease) in Net Assets Resulting from Operations	5,915	5,397	364,616	265,532	832,404

Increase (Decrease) in Net Assets from Contract Transactions	(54,206)	(54,484)	(51,183)	(87,951)	(902,318)

Total Increase (Decrease) in Net Assets	(48,291)	(49,087)	313,433	177,581	(69,914)

Net Assets as of December 31, 2021:	$512,267	$507,625	$1,921,111	$1,373,686	$6,839,712

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	MFS® Total Return Service Class	MFS® Total Return Bond Initial Class	MFS® Total Return Bond Service Class	MFS® Utilities Initial Class	MFS® Utilities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$3,601,713	$181,157	$1,435,077	$5,863,795	$1,124,306

Investment Income:
Reinvested Dividends	65,532	6,337	43,312	128,436	21,865
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,533	2,466	16,430	71,970	14,293

Net Investment Income (Loss)	15,999	3,871	26,882	56,466	7,572

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	85,339	-	-	133,927	25,871
Realized Gain (Loss) on Investments	126,237	1,576	7,065	186,340	13,897

Net Realized Capital Gains (Losses) on Investments	211,576	1,576	7,065	320,267	39,768
Net Change in Unrealized Appreciation (Depreciation)	9,075	6,901	55,526	(193,796)	(21,619)

Net Gain (Loss) on Investment	220,651	8,477	62,591	126,471	18,149

Net Increase (Decrease) in Net Assets Resulting from Operations	236,650	12,348	89,473	182,937	25,721

Increase (Decrease) in Net Assets from Contract Transactions	(547,553)	(9,799)	(197,358)	(818,104)	(94,548)

Total Increase (Decrease) in Net Assets	(310,903)	2,549	(107,885)	(635,167)	(68,827)

Net Assets as of December 31, 2020:	$3,290,810	$183,706	$1,327,192	$5,228,628	$1,055,479

Investment Income:
Reinvested Dividends	49,392	4,629	33,221	91,339	15,423
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,145	2,369	15,745	73,255	14,542

Net Investment Income (Loss)	(753)	2,260	17,476	18,084	881

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	149,811	13	99	177,981	34,762
Realized Gain (Loss) on Investments	212,762	1,880	2,498	125,438	45,173

Net Realized Capital Gains (Losses) on Investments	362,573	1,893	2,597	303,419	79,935
Net Change in Unrealized Appreciation (Depreciation)	13,729	(8,013)	(49,619)	309,491	35,789

Net Gain (Loss) on Investment	376,302	(6,120)	(47,022)	612,910	115,724

Net Increase (Decrease) in Net Assets Resulting from Operations	375,549	(3,860)	(29,546)	630,994	116,605

Increase (Decrease) in Net Assets from Contract Transactions	(648,691)	(11,617)	(8,016)	(301,225)	(161,280)

Total Increase (Decrease) in Net Assets	(273,142)	(15,477)	(37,562)	329,769	(44,675)

Net Assets as of December 31, 2021:	$3,017,668	$168,229	$1,289,630	$5,558,397	$1,010,804

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	MS VIF Global Franchise Class II Shares	Putnam VT Diversified Income Class IB Shares	Putnam VT Focused International Equity Class IB Shares	Putnam VT George Putnam Balanced Class IB Shares	Putnam VT Global Health Care Class IB Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$1,110,918	$392,020	$1,297,460	$731,717	$162,801

Investment Income:
Reinvested Dividends	8,730	25,755	1,496	8,310	803
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,491	5,088	13,194	10,406	2,444

Net Investment Income (Loss)	(3,761)	20,667	(11,698)	(2,096)	(1,641)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	106,171	-	7,578	39,983	15,137
Realized Gain (Loss) on Investments	(42,578)	(18,261)	203,672	15,128	(216)

Net Realized Capital Gains (Losses) on Investments	63,593	(18,261)	211,250	55,111	14,921
Net Change in Unrealized Appreciation (Depreciation)	46,797	(14,120)	(129,524)	44,710	10,727

Net Gain (Loss) on Investment	110,390	(32,381)	81,726	99,821	25,648

Net Increase (Decrease) in Net Assets Resulting from Operations	106,629	(11,714)	70,028	97,725	24,007

Increase (Decrease) in Net Assets from Contract Transactions	(208,444)	(73,801)	(454,426)	(29,164)	4,445

Total Increase (Decrease) in Net Assets	(101,815)	(85,515)	(384,398)	68,561	28,452

Net Assets as of December 31, 2020:	$1,009,103	$306,505	$913,062	$800,278	$191,253

Investment Income:
Reinvested Dividends	7,047	2,017	7,397	7,253	2,030
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,808	4,524	14,119	12,259	2,766

Net Investment Income (Loss)	(5,761)	(2,507)	(6,722)	(5,006)	(736)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	108,186	-	25,360	49,776	14,587
Realized Gain (Loss) on Investments	405	(16,705)	43,638	46,985	1,898

Net Realized Capital Gains (Losses) on Investments	108,591	(16,705)	68,998	96,761	16,485
Net Change in Unrealized Appreciation (Depreciation)	89,999	(6,658)	38,063	8,014	15,360

Net Gain (Loss) on Investment	198,590	(23,363)	107,061	104,775	31,845

Net Increase (Decrease) in Net Assets Resulting from Operations	192,829	(25,870)	100,339	99,769	31,109

Increase (Decrease) in Net Assets from Contract Transactions	(122,131)	(37,215)	(83,004)	(42,191)	(26,301)

Total Increase (Decrease) in Net Assets	70,698	(63,085)	17,335	57,578	4,808

Net Assets as of December 31, 2021:	$1,079,801	$243,420	$930,397	$857,856	$196,061

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Putnam VT Government Money Market Class IB Shares	Putnam VT Growth Opportunities Class IB Shares	Putnam VT Income Class IB Shares	Putnam VT International Equity Class IB Shares	Putnam VT Large Cap Value Class IB Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$1,657,976	$819,123	$212,922	$116,067	$3,517,236

Investment Income:
Reinvested Dividends	2,805	358	10,244	1,746	49,850
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,088	13,878	2,687	1,537	41,744

Net Investment Income (Loss)	(19,283)	(13,520)	7,557	209	8,106

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	50,563	1,901	-	200,714
Realized Gain (Loss) on Investments	-	34,313	(659)	364	113,193

Net Realized Capital Gains (Losses) on Investments	-	84,876	1,242	364	313,907
Net Change in Unrealized Appreciation (Depreciation)	-	214,333	329	11,306	(292,016)

Net Gain (Loss) on Investment	-	299,209	1,571	11,670	21,891

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,283)	285,689	9,128	11,879	29,997

Increase (Decrease) in Net Assets from Contract Transactions	432,730	(59,721)	(22,771)	(2,098)	(417,956)

Total Increase (Decrease) in Net Assets	413,447	225,968	(13,643)	9,781	(387,959)

Net Assets as of December 31, 2020:	$2,071,423	$1,045,091	$199,279	$125,848	$3,129,277

Investment Income:
Reinvested Dividends	204	-	2,652	1,486	41,634
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,571	17,209	2,308	1,618	48,197

Net Investment Income (Loss)	(29,367)	(17,209)	344	(132)	(6,563)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	103,757	8,893	4,583	129,619
Realized Gain (Loss) on Investments	-	92,129	(1,043)	9,289	227,213

Net Realized Capital Gains (Losses) on Investments	-	195,886	7,850	13,872	356,832
Net Change in Unrealized Appreciation (Depreciation)	-	34,843	(19,020)	(4,728)	409,153

Net Gain (Loss) on Investment	-	230,729	(11,170)	9,144	765,985

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,367)	213,520	(10,826)	9,012	759,422

Increase (Decrease) in Net Assets from Contract Transactions	29,974	(146,378)	(25,080)	(31,937)	(426,703)

Total Increase (Decrease) in Net Assets	607	67,142	(35,906)	(22,925)	332,719

Net Assets as of December 31, 2021:	$2,072,030	$1,112,233	$163,373	$102,923	$3,461,996

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Putnam VT Multi-Cap Core Class IB Shares	Putnam VT Research Class IB Shares	Putnam VT Sustainable Leaders Class IB Shares	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$2,960	$123,628	$7,582	$5,026,210	$575,814

Investment Income:
Reinvested Dividends	26	713	30	273,477	31,608
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37	1,848	100	76,879	5,321

Net Investment Income (Loss)	(11)	(1,135)	(70)	196,598	26,287

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	115	13,608	632	-	-
Realized Gain (Loss) on Investments	(2)	1,106	155	(108,660)	(18,045)

Net Realized Capital Gains (Losses) on Investments	113	14,714	787	(108,660)	(18,045)
Net Change in Unrealized Appreciation (Depreciation)	257	8,753	1,299	22,030	(2,760)

Net Gain (Loss) on Investment	370	23,467	2,086	(86,630)	(20,805)

Net Increase (Decrease) in Net Assets Resulting from Operations	359	22,332	2,016	109,968	5,482

Increase (Decrease) in Net Assets from Contract Transactions	(432)	(427)	205	(324,726)	(197,968)

Total Increase (Decrease) in Net Assets	(73)	21,905	2,221	(214,758)	(192,486)

Net Assets as of December 31, 2020:	$2,887	$145,533	$9,803	$4,811,452	$383,328

Investment Income:
Reinvested Dividends	21	156	15	247,365	18,573
Investment Expense:
Mortality and Expense Risk and Administrative Charges	46	2,432	139	82,169	3,889

Net Investment Income (Loss)	(25)	(2,276)	(124)	165,196	14,684

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	282	11,172	1,012	-	-
Realized Gain (Loss) on Investments	64	1,698	72	(22,946)	(374)

Net Realized Capital Gains (Losses) on Investments	346	12,870	1,084	(22,946)	(374)
Net Change in Unrealized Appreciation (Depreciation)	501	21,786	1,190	61,889	4,652

Net Gain (Loss) on Investment	847	34,656	2,274	38,943	4,278

Net Increase (Decrease) in Net Assets Resulting from Operations	822	32,380	2,150	204,139	18,962

Increase (Decrease) in Net Assets from Contract Transactions	(219)	(526)	(47)	(759,358)	(22,715)

Total Increase (Decrease) in Net Assets	603	31,854	2,103	(555,219)	(3,753)

Net Assets as of December 31, 2021:	$3,490	$177,387	$11,906	$4,256,233	$379,575

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Aegon Sustainable Equity Income Initial Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Initial Class	TA Aegon U.S. Government Securities Service Class	TA BlackRock Global Real Estate Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$15,179,165	$2,695,386	$2,706,298	$2,423,770	$990,588

Investment Income:
Reinvested Dividends	360,084	62,965	51,730	54,611	81,083
Investment Expense:
Mortality and Expense Risk and Administrative Charges	191,188	24,582	56,340	43,390	11,757

Net Investment Income (Loss)	168,896	38,383	(4,610)	11,221	69,326

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,455,050	280,879	3,786	4,517	48,110
Realized Gain (Loss) on Investments	191,253	16,109	13,065	160,184	(58,346)

Net Realized Capital Gains (Losses) on Investments	1,646,303	296,988	16,851	164,701	(10,236)
Net Change in Unrealized Appreciation (Depreciation)	(3,255,734)	(557,839)	192,009	69,493	(133,646)

Net Gain (Loss) on Investment	(1,609,431)	(260,851)	208,860	234,194	(143,882)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,440,535)	(222,468)	204,250	245,415	(74,556)

Increase (Decrease) in Net Assets from Contract Transactions	(1,013,515)	(12,826)	(169,246)	15,916	(326,915)

Total Increase (Decrease) in Net Assets	(2,454,050)	(235,294)	35,004	261,331	(401,471)

Net Assets as of December 31, 2020:	$12,725,115	$2,460,092	$2,741,302	$2,685,101	$589,117

Investment Income:
Reinvested Dividends	288,595	51,279	49,913	37,248	16,378
Investment Expense:
Mortality and Expense Risk and Administrative Charges	216,277	27,445	41,140	23,742	10,435

Net Investment Income (Loss)	72,318	23,834	8,773	13,506	5,943

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	160,211	147,820	-
Realized Gain (Loss) on Investments	438,185	90,523	6,663	(98,138)	5,761

Net Realized Capital Gains (Losses) on Investments	438,185	90,523	166,874	49,682	5,761
Net Change in Unrealized Appreciation (Depreciation)	1,985,312	370,598	(279,849)	(147,850)	119,261

Net Gain (Loss) on Investment	2,423,497	461,121	(112,975)	(98,168)	125,022

Net Increase (Decrease) in Net Assets Resulting from Operations	2,495,815	484,955	(104,202)	(84,662)	130,965

Increase (Decrease) in Net Assets from Contract Transactions	(1,601,758)	(533,020)	(554,548)	(1,021,882)	(245,002)

Total Increase (Decrease) in Net Assets	894,057	(48,065)	(658,750)	(1,106,544)	(114,037)

Net Assets as of December 31, 2021:	$13,619,172	$2,412,027	$2,082,552	$1,578,557	$475,080

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock Global Real Estate Securities Service Class	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$498,396	$8,363,328	$2,812,254	$1,815,000	$464,830

Investment Income:
Reinvested Dividends	49,322	24,246	7,060	43,200	8,736
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,631	165,620	34,674	31,017	4,478

Net Investment Income (Loss)	45,691	(141,374)	(27,614)	12,183	4,258

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,927	-	-	12,274	2,764
Realized Gain (Loss) on Investments	5,708	-	-	(1,779)	(184)

Net Realized Capital Gains (Losses) on Investments	35,635	-	-	10,495	2,580
Net Change in Unrealized Appreciation (Depreciation)	(102,192)	-	-	111,137	23,169

Net Gain (Loss) on Investment	(66,557)	-	-	121,632	25,749

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,866)	(141,374)	(27,614)	133,815	30,007

Increase (Decrease) in Net Assets from Contract Transactions	(164,715)	(394,380)	546,801	(61,119)	(79,314)

Total Increase (Decrease) in Net Assets	(185,581)	(535,754)	519,187	72,696	(49,307)

Net Assets as of December 31, 2020:	$312,815	$7,827,574	$3,331,441	$1,887,696	$415,523

Investment Income:
Reinvested Dividends	5,874	287	209	32,714	6,395
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,720	149,046	44,800	31,490	4,487

Net Investment Income (Loss)	3,154	(148,759)	(44,591)	1,224	1,908

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	36,345	8,240
Realized Gain (Loss) on Investments	(2,387)	-	-	24,854	4,061

Net Realized Capital Gains (Losses) on Investments	(2,387)	-	-	61,199	12,301
Net Change in Unrealized Appreciation (Depreciation)	65,690	-	-	16,263	4,908

Net Gain (Loss) on Investment	63,303	-	-	77,462	17,209

Net Increase (Decrease) in Net Assets Resulting from Operations	66,457	(148,759)	(44,591)	78,686	19,117

Increase (Decrease) in Net Assets from Contract Transactions	(91,595)	283,001	3,039,568	(322,040)	(735)

Total Increase (Decrease) in Net Assets	(25,138)	134,242	2,994,977	(243,354)	18,382

Net Assets as of December 31, 2021:	$287,677	$7,961,816	$6,326,418	$1,644,342	$433,905

See Accompanying Notes. (1) See Footnote 1	35

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA International Focus Initial Class	TA International Focus Service Class	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$1,812,264	$785,398	$9,574,660	$1,600,951	$12,862,402

Investment Income:
Reinvested Dividends	36,142	15,822	20,476	244	317,682
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,008	6,884	129,348	8,605	207,276

Net Investment Income (Loss)	7,134	8,938	(108,872)	(8,361)	110,406

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	733,273	52,810	313,707
Realized Gain (Loss) on Investments	(37,920)	(849)	419,250	232,180	(32,000)

Net Realized Capital Gains (Losses) on Investments	(37,920)	(849)	1,152,523	284,990	281,707
Net Change in Unrealized Appreciation (Depreciation)	294,846	139,233	443,009	(191,666)	812,192

Net Gain (Loss) on Investment	256,926	138,384	1,595,532	93,324	1,093,899

Net Increase (Decrease) in Net Assets Resulting from Operations	264,060	147,322	1,486,660	84,963	1,204,305

Increase (Decrease) in Net Assets from Contract Transactions	(162,445)	(13,613)	(884,195)	(950,504)	(219,316)

Total Increase (Decrease) in Net Assets	101,615	133,709	602,465	(865,541)	984,989

Net Assets as of December 31, 2020:	$1,913,879	$919,107	$10,177,125	$735,410	$13,847,391

Investment Income:
Reinvested Dividends	23,121	10,153	27,543	768	333,149
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,903	8,283	151,406	8,205	222,922

Net Investment Income (Loss)	(9,782)	1,870	(123,863)	(7,437)	110,227

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,244,160	101,000	213,248
Realized Gain (Loss) on Investments	114,276	27,948	725,670	15,536	211,201

Net Realized Capital Gains (Losses) on Investments	114,276	27,948	1,969,830	116,536	424,449
Net Change in Unrealized Appreciation (Depreciation)	51,041	56,325	(357,800)	4,771	33,607

Net Gain (Loss) on Investment	165,317	84,273	1,612,030	121,307	458,056

Net Increase (Decrease) in Net Assets Resulting from Operations	155,535	86,143	1,488,167	113,870	568,283

Increase (Decrease) in Net Assets from Contract Transactions	(532,866)	(116,020)	(1,292,797)	(34,149)	(1,929,422)

Total Increase (Decrease) in Net Assets	(377,331)	(29,877)	195,370	79,721	(1,361,139)

Net Assets as of December 31, 2021:	$1,536,548	$889,230	$10,372,495	$815,131	$12,486,252

See Accompanying Notes. (1) See Footnote 1	36

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Asset Allocation- Conservative Service Class	TA JPMorgan Asset Allocation- Growth Initial Class	TA JPMorgan Asset Allocation- Growth Service Class	TA JPMorgan Asset Allocation- Moderate Initial Class	TA JPMorgan Asset Allocation- Moderate Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$27,673,263	$10,365,751	$9,889,068	$26,236,573	$60,943,292

Investment Income:
Reinvested Dividends	581,163	169,544	132,945	556,167	1,097,278
Investment Expense:
Mortality and Expense Risk and Administrative Charges	305,299	154,225	122,374	408,659	658,681

Net Investment Income (Loss)	275,864	15,319	10,571	147,508	438,597

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	637,213	795,706	723,269	766,902	1,691,425
Realized Gain (Loss) on Investments	81,021	177,485	91,161	361,980	1,500,787

Net Realized Capital Gains (Losses) on Investments	718,234	973,191	814,430	1,128,882	3,192,212
Net Change in Unrealized Appreciation (Depreciation)	1,382,438	1,287,201	1,106,278	1,306,570	1,980,235

Net Gain (Loss) on Investment	2,100,672	2,260,392	1,920,708	2,435,452	5,172,447

Net Increase (Decrease) in Net Assets Resulting from Operations	2,376,536	2,275,711	1,931,279	2,582,960	5,611,044

Increase (Decrease) in Net Assets from Contract Transactions	(3,884,036)	(628,450)	(608,250)	(1,522,770)	(7,796,647)

Total Increase (Decrease) in Net Assets	(1,507,500)	1,647,261	1,323,029	1,060,190	(2,185,603)

Net Assets as of December 31, 2020:	$26,165,763	$12,013,012	$11,212,097	$27,296,763	$58,757,689

Investment Income:
Reinvested Dividends	542,019	210,720	186,517	484,052	976,236
Investment Expense:
Mortality and Expense Risk and Administrative Charges	301,343	194,357	163,075	426,098	686,981

Net Investment Income (Loss)	240,676	16,363	23,442	57,954	289,255

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	385,676	769,782	770,562	161,912	369,663
Realized Gain (Loss) on Investments	425,769	600,624	898,950	1,307,378	2,136,099

Net Realized Capital Gains (Losses) on Investments	811,445	1,370,406	1,669,512	1,469,290	2,505,762
Net Change in Unrealized Appreciation (Depreciation)	41,053	691,353	290,702	383,836	1,544,923

Net Gain (Loss) on Investment	852,498	2,061,759	1,960,214	1,853,126	4,050,685

Net Increase (Decrease) in Net Assets Resulting from Operations	1,093,174	2,078,122	1,983,656	1,911,080	4,339,940

Increase (Decrease) in Net Assets from Contract Transactions	(3,359,621)	(1,989,282)	(1,559,114)	(4,880,192)	(7,429,199)

Total Increase (Decrease) in Net Assets	(2,266,447)	88,840	424,542	(2,969,112)	(3,089,259)

Net Assets as of December 31, 2021:	$23,899,316	$12,101,852	$11,636,639	$24,327,651	$55,668,430

See Accompanying Notes. (1) See Footnote 1	37

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Asset Allocation- Moderate Growth Initial Class	TA JPMorgan Asset Allocation- Moderate Growth Service Class	TA JPMorgan Core Bond Initial Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$32,478,136	$132,966,729	$2,054,038	$5,144,476	$1,789,154

Investment Income:
Reinvested Dividends	639,095	2,143,506	76,180	65,110	10,726
Investment Expense:
Mortality and Expense Risk and Administrative Charges	492,916	1,394,032	31,578	80,136	8,627

Net Investment Income (Loss)	146,179	749,474	44,602	(15,026)	2,099

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,612,046	6,197,926	5,355	359,585	68,842
Realized Gain (Loss) on Investments	471,881	3,269,480	15,092	214,823	65,657

Net Realized Capital Gains (Losses) on Investments	2,083,927	9,467,406	20,447	574,408	134,499
Net Change in Unrealized Appreciation (Depreciation)	1,784,931	4,273,918	49,665	174,311	(38,862)

Net Gain (Loss) on Investment	3,868,858	13,741,324	70,112	748,719	95,637

Net Increase (Decrease) in Net Assets Resulting from Operations	4,015,037	14,490,798	114,714	733,693	97,736

Increase (Decrease) in Net Assets from Contract Transactions	(1,633,948)	(19,017,570)	(119,855)	(479,935)	(1,193,483)

Total Increase (Decrease) in Net Assets	2,381,089	(4,526,772)	(5,141)	253,758	(1,095,747)

Net Assets as of December 31, 2020:	$34,859,225	$128,439,957	$2,048,897	$5,398,234	$693,407

Investment Income:
Reinvested Dividends	786,740	2,474,604	55,772	45,105	4,208
Investment Expense:
Mortality and Expense Risk and Administrative Charges	573,159	1,484,756	30,610	105,003	6,577

Net Investment Income (Loss)	213,581	989,848	25,162	(59,898)	(2,369)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	903,043	3,169,292	74,824	657,905	81,695
Realized Gain (Loss) on Investments	1,400,298	6,101,041	2,936	511,008	36,368

Net Realized Capital Gains (Losses) on Investments	2,303,341	9,270,333	77,760	1,168,913	118,063
Net Change in Unrealized Appreciation (Depreciation)	1,602,558	4,825,908	(155,258)	266,550	69,633

Net Gain (Loss) on Investment	3,905,899	14,096,241	(77,498)	1,435,463	187,696

Net Increase (Decrease) in Net Assets Resulting from Operations	4,119,480	15,086,089	(52,336)	1,375,565	185,327

Increase (Decrease) in Net Assets from Contract Transactions	(4,175,091)	(20,641,314)	(146,052)	(1,602,404)	(92,173)

Total Increase (Decrease) in Net Assets	(55,611)	(5,555,225)	(198,388)	(226,839)	93,154

Net Assets as of December 31, 2021:	$34,803,614	$122,884,732	$1,850,509	$5,171,395	$786,561

See Accompanying Notes. (1) See Footnote 1	38

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan International Moderate Growth Initial Class	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Mid Cap Value Initial Class	TA JPMorgan Tactical Allocation Initial Class	TA JPMorgan Tactical Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$317,630	$9,279,976	$1,421,294	$933,511	$931,787

Investment Income:
Reinvested Dividends	8,319	197,519	14,973	20,737	17,391
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,039	86,667	20,019	12,327	11,374

Net Investment Income (Loss)	4,280	110,852	(5,046)	8,410	6,017

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28	735	45,027	21,220	19,894
Realized Gain (Loss) on Investments	(19)	257,748	(45,718)	30,912	21,395

Net Realized Capital Gains (Losses) on Investments	9	258,483	(691)	52,132	41,289
Net Change in Unrealized Appreciation (Depreciation)	36,634	626,631	(23,531)	25,895	40,348

Net Gain (Loss) on Investment	36,643	885,114	(24,222)	78,027	81,637

Net Increase (Decrease) in Net Assets Resulting from Operations	40,923	995,966	(29,268)	86,437	87,654

Increase (Decrease) in Net Assets from Contract Transactions	(8,981)	(1,391,038)	(9,463)	(116,358)	(146,165)

Total Increase (Decrease) in Net Assets	31,942	(395,072)	(38,731)	(29,921)	(58,511)

Net Assets as of December 31, 2020:	$349,572	$8,884,904	$1,382,563	$903,590	$873,276

Investment Income:
Reinvested Dividends	5,546	115,316	12,214	14,481	13,115
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,873	96,314	26,945	11,932	11,085

Net Investment Income (Loss)	673	19,002	(14,731)	2,549	2,030

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	25,264	47,531	49,810
Realized Gain (Loss) on Investments	2,746	312,851	16,485	54,743	15,824

Net Realized Capital Gains (Losses) on Investments	2,746	312,851	41,749	102,274	65,634
Net Change in Unrealized Appreciation (Depreciation)	23,686	352,519	343,964	(75,672)	(39,913)

Net Gain (Loss) on Investment	26,432	665,370	385,713	26,602	25,721

Net Increase (Decrease) in Net Assets Resulting from Operations	27,105	684,372	370,982	29,151	27,751

Increase (Decrease) in Net Assets from Contract Transactions	(9,411)	(842,750)	(120,381)	(223,541)	(41,403)

Total Increase (Decrease) in Net Assets	17,694	(158,378)	250,601	(194,390)	(13,652)

Net Assets as of December 31, 2021:	$367,266	$8,726,526	$1,633,164	$709,200	$859,624

See Accompanying Notes. (1) See Footnote 1	39

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class	TA PIMCO Total Return Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$11,384,687	$1,649,490	$3,914,380	$22,841,793	$10,690,929

Investment Income:
Reinvested Dividends	-	-	59,386	316,782	433,938
Investment Expense:
Mortality and Expense Risk and Administrative Charges	244,156	26,061	65,736	244,189	163,209

Net Investment Income (Loss)	(244,156)	(26,061)	(6,350)	72,593	270,729

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	598,654	138,205	152,355	957,395	44,819
Realized Gain (Loss) on Investments	1,100,607	852,922	67,410	382,892	148,458

Net Realized Capital Gains (Losses) on Investments	1,699,261	991,127	219,765	1,340,287	193,277
Net Change in Unrealized Appreciation (Depreciation)	10,272,456	1,207,956	284,498	1,681,301	131,037

Net Gain (Loss) on Investment	11,971,717	2,199,083	504,263	3,021,588	324,314

Net Increase (Decrease) in Net Assets Resulting from Operations	11,727,561	2,173,022	497,913	3,094,181	595,043

Increase (Decrease) in Net Assets from Contract Transactions	(2,509,860)	(783,172)	(393,423)	(1,950,640)	(673,716)

Total Increase (Decrease) in Net Assets	9,217,701	1,389,850	104,490	1,143,541	(78,673)

Net Assets as of December 31, 2020:	$20,602,388	$3,039,340	$4,018,870	$23,985,334	$10,612,256

Investment Income:
Reinvested Dividends	-	-	46,412	235,783	150,809
Investment Expense:
Mortality and Expense Risk and Administrative Charges	323,870	29,411	69,071	266,995	158,688

Net Investment Income (Loss)	(323,870)	(29,411)	(22,659)	(31,212)	(7,879)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,203,078	871,298	217,989	1,368,087	596,013
Realized Gain (Loss) on Investments	1,994,413	150,735	256,337	719,515	(11,430)

Net Realized Capital Gains (Losses) on Investments	7,197,491	1,022,033	474,326	2,087,602	584,583
Net Change in Unrealized Appreciation (Depreciation)	(7,025,219)	(988,590)	99,009	1,520,664	(828,099)

Net Gain (Loss) on Investment	172,272	33,443	573,335	3,608,266	(243,516)

Net Increase (Decrease) in Net Assets Resulting from Operations	(151,598)	4,032	550,676	3,577,054	(251,395)

Increase (Decrease) in Net Assets from Contract Transactions	(2,891,166)	(647,048)	(795,711)	(2,584,954)	(1,175,437)

Total Increase (Decrease) in Net Assets	(3,042,764)	(643,016)	(245,035)	992,100	(1,426,832)

Net Assets as of December 31, 2021:	$17,559,624	$2,396,324	$3,773,835	$24,977,434	$9,185,424

See Accompanying Notes. (1) See Footnote 1	40

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA PIMCO Total Return Service Class	TA Small/Mid Cap Value Initial Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA TS&W International Equity Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$5,124,342	$3,885,803	$3,155,981	$944,661	$1,148,304

Investment Income:
Reinvested Dividends	230,226	36,968	-	-	31,855
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,873	47,517	46,079	7,404	18,442

Net Investment Income (Loss)	170,353	(10,549)	(46,079)	(7,404)	13,413

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,239	128,813	190,425	49,611	-
Realized Gain (Loss) on Investments	15,792	(67,099)	62,304	56,013	7,772

Net Realized Capital Gains (Losses) on Investments	41,031	61,714	252,729	105,624	7,772
Net Change in Unrealized Appreciation (Depreciation)	95,661	(36,345)	334,786	48,855	27,028

Net Gain (Loss) on Investment	136,692	25,369	587,515	154,479	34,800

Net Increase (Decrease) in Net Assets Resulting from Operations	307,045	14,820	541,436	147,075	48,213

Increase (Decrease) in Net Assets from Contract Transactions	129,282	(289,782)	(290,039)	(333,231)	(37,919)

Total Increase (Decrease) in Net Assets	436,327	(274,962)	251,397	(186,156)	10,294

Net Assets as of December 31, 2020:	$5,560,669	$3,610,841	$3,407,378	$758,505	$1,158,598

Investment Income:
Reinvested Dividends	66,556	26,504	-	-	21,310
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,774	61,314	56,117	6,248	20,610

Net Investment Income (Loss)	7,782	(34,810)	(56,117)	(6,248)	700

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	318,238	-	336,752	63,255	-
Realized Gain (Loss) on Investments	(8,484)	101,984	197,512	82,295	90,271

Net Realized Capital Gains (Losses) on Investments	309,754	101,984	534,264	145,550	90,271
Net Change in Unrealized Appreciation (Depreciation)	(440,492)	853,158	(165,199)	(68,754)	31,262

Net Gain (Loss) on Investment	(130,738)	955,142	369,065	76,796	121,533

Net Increase (Decrease) in Net Assets Resulting from Operations	(122,956)	920,332	312,948	70,548	122,233

Increase (Decrease) in Net Assets from Contract Transactions	193,859	(609,846)	(512,423)	(293,069)	(361,592)

Total Increase (Decrease) in Net Assets	70,903	310,486	(199,475)	(222,521)	(239,359)

Net Assets as of December 31, 2021:	$5,631,572	$3,921,327	$3,207,903	$535,984	$919,239

See Accompanying Notes. (1) See Footnote 1	41

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA TS&W International Equity Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Wanger USA
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$553,186	$31,892,138	$5,630,054	$1,850,801

Investment Income:
Reinvested Dividends	14,365	35,627	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,376	495,053	70,026	20,539

Net Investment Income (Loss)	8,989	(459,426)	(70,026)	(20,539)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,593,728	496,789	183,259
Realized Gain (Loss) on Investments	(1,580)	1,439,671	395,170	(123,497)

Net Realized Capital Gains (Losses) on Investments	(1,580)	4,033,399	891,959	59,762
Net Change in Unrealized Appreciation (Depreciation)	17,505	6,916,628	1,142,681	309,838

Net Gain (Loss) on Investment	15,925	10,950,027	2,034,640	369,600

Net Increase (Decrease) in Net Assets Resulting from Operations	24,914	10,490,601	1,964,614	349,061

Increase (Decrease) in Net Assets from Contract Transactions	(19,343)	(3,412,352)	(525,436)	(268,806)

Total Increase (Decrease) in Net Assets	5,571	7,078,249	1,439,178	80,255

Net Assets as of December 31, 2020:	$558,757	$38,970,387	$7,069,232	$1,931,056

Investment Income:
Reinvested Dividends	10,020	31,624	-	13,479
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,355	604,861	79,000	23,929

Net Investment Income (Loss)	3,665	(573,237)	(79,000)	(10,450)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,845,244	1,041,896	62,945
Realized Gain (Loss) on Investments	26,470	2,520,470	749,849	22,123

Net Realized Capital Gains (Losses) on Investments	26,470	8,365,714	1,791,745	85,068
Net Change in Unrealized Appreciation (Depreciation)	36,602	(773,997)	(498,179)	77,938

Net Gain (Loss) on Investment	63,072	7,591,717	1,293,566	163,006

Net Increase (Decrease) in Net Assets Resulting from Operations	66,737	7,018,480	1,214,566	152,556

Increase (Decrease) in Net Assets from Contract Transactions	(97,976)	(4,089,603)	(1,617,023)	(329,823)

Total Increase (Decrease) in Net Assets	(31,239)	2,928,877	(402,457)	(177,267)

Net Assets as of December 31, 2021:	$527,518	$41,899,264	$6,666,775	$1,753,789

See Accompanying Notes. (1) See Footnote 1	42

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

1. Organization

Retirement Builder Variable Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of The Atlas Portfolio BuilderSM Variable Annuity, Immediate Income BuilderSM , Immediate Income BuilderSM II, Transamerica AccessSM Variable Annuity, Retirement Income Builder® Variable Annuity, Retirement Income Builder II® Variable Annuity, Portfolio SelectSM Variable Annuity, Privilege SelectSM Variable Annuity, Principal-PlusSM Variable Annuity, Premier Asset BuilderSM Variable Annuity, Retirement Income Builder® - BAI Variable Annuity, Transamerica Preferred AdvantageSM Variable Annuity, The One Income AnnuitySM, Transamerica PrincipiumSM Variable Annuity, Huntington Allstar SelectSM Variable Annuity, Transamerica Opportunity Builder Variable Annuity and Transamerica Traditions Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Global Thematic Growth Class B Shares	AB Global Thematic Growth Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
Allspring Variable Trust	Allspring Variable Trust
Allspring VT International Equity Class 1 Shares	Allspring VT International Equity Fund Class 1 Shares
Allspring VT International Equity Class 2 Shares	Allspring VT International Equity Fund Class 2 Shares
Allspring VT Omega Growth Class 1 Shares	Allspring VT Omega Growth Fund Class 1 Shares
Allspring VT Omega Growth Class 2 Shares	Allspring VT Omega Growth Fund Class 2 Shares
Allspring VT Opportunity Class 1 Shares	Allspring VT Opportunity Fund Class 1 Shares
Allspring VT Opportunity Class 2 Shares	Allspring VT Opportunity Fund Class 2 Shares
Allspring VT Small Cap Growth Class 1 Shares	Allspring VT Small Cap Growth Fund Class 1 Shares
Allspring VT Small Cap Growth Class 2 Shares	Allspring VT Small Cap Growth Fund Class 2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market Portfolio
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Dividend Opportunity Class 1 Shares	Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 Shares
Columbia - Income Opportunity Class 1 Shares	Columbia Variable Portfolio - Income Opportunity Fund Class 1 Shares
Columbia - Large Cap Growth Class 1 Shares	Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Shares
Columbia - Mid Cap Growth Class 1 Shares	Columbia Variable Portfolio - Mid Cap Growth Fund Class 1 Shares
Columbia - Overseas Core Class 2 Shares	Columbia Variable Portfolio - Overseas Core Fund Class 2 Shares
Columbia - Select Mid Cap Value Class 1 Shares	Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Shares
Columbia - Small Cap Value Class 1 Shares	Columbia Variable Portfolio - Small Cap Value Fund Class 1 Shares
Columbia - Small Company Growth Class 1 Shares	Columbia Variable Portfolio - Small Company Growth Fund Class 1 Shares

43

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Strategic Income Class 1 Shares	Columbia Variable Portfolio - Strategic Income Fund Class 1 Shares
CTIVP® - Loomis Sayles Growth Class 1 Shares	CTIVP® - Loomis Sayles Growth Fund Class 1 Shares
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
Federated Insurance Series	Federated Insurance Series
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond II Fund Primary Shares
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Kaufmann II Service Shares	Federated Kaufmann II Fund Service Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Federated Hermes Managed Volatility II Service Shares	Federated Hermes Managed Volatility II Fund Service Shares
Federated Hermes Quality Bond II Primary Shares	Federated Hermes Quality Bond II Fund Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP Asset Manager: Growth Portfolio Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Balanced Portfolio Initial Class
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Portfolio Service Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Government Money Market Service Class 2	Fidelity® VIP Government Money Market Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth & Income Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth & Income Service Class 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class
Fidelity® VIP Growth Opportunities Service Class	Fidelity® VIP Growth Opportunities Portfolio Service Class
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP High Income Initial Class	Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP High Income Service Class	Fidelity® VIP High Income Portfolio Service Class
Fidelity® VIP High Income Service Class 2	Fidelity® VIP High Income Portfolio Service Class 2
Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Investment Grade Bond Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Overseas Initial Class	Fidelity® VIP Overseas Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares

44

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Class 2 Shares	Franklin Rising Dividends Fund Class 2 Shares
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares
Franklin Templeton Developing Markets Class 2 Shares	Franklin Templeton Developing Markets Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. American Value Series II Shares	Invesco V.I. American Value Fund Series II Shares
Invesco V.I. Capital Appreciation Series I Shares	Invesco V.I. Capital Appreciation Fund Series I Shares
Invesco V.I. Capital Appreciation Series II Shares	Invesco V.I. Capital Appreciation Fund Series II Shares
Invesco V.I. Comstock Series II Shares	Invesco V.I. Comstock Fund Series II Shares
Invesco V.I. Conservative Balanced Series I Shares	Invesco V.I. Conservative Balanced Fund Series I Shares
Invesco V.I. Conservative Balanced Series II Shares	Invesco V.I. Conservative Balanced Fund Series II Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. Core Equity Series II Shares	Invesco V.I. Core Equity Fund Series II Shares
Invesco V.I. Discovery Mid Cap Growth Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund Series II Shares
Invesco V.I. Equity and Income Series II Shares	Invesco V.I. Equity and Income Fund Series II Shares
Invesco V.I. Global Series I Shares	Invesco V.I. Global Fund Series I Shares
Invesco V.I. Global Series II Shares	Invesco V.I. Global Fund Series II Shares
Invesco V.I. Global Strategic Income Series I Shares	Invesco V.I. Global Strategic Income Fund Series I Shares
Invesco V.I. Global Strategic Income Series II Shares	Invesco V.I. Global Strategic Income Fund Series II Shares
Invesco V.I. Government Securities Series I Shares	Invesco V.I. Government Securities Fund Series I Shares
Invesco V.I. Government Securities Series II Shares	Invesco V.I. Government Securities Fund Series II Shares
Invesco V.I. International Growth Series I Shares	Invesco V.I. International Growth Fund Series I Shares
Invesco V.I. International Growth Series II Shares	Invesco V.I. International Growth Fund Series II Shares
Invesco V.I. Main Street Series I Shares	Invesco V.I. Main Street Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund. Series II Shares
Invesco V.I. Main Street Mid Cap Series II Shares	Invesco V.I. Main Street Mid Cap Fund Series II Shares
Invesco V.I. Main Street Small Cap Series II Shares	Invesco V.I. Main Street Small Cap Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
Janus Henderson - Overseas Service Shares	Janus Henderson - Overseas Portfolio Service Shares
Janus Henderson - Research Service Shares	Janus Henderson - Research Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Portfolio Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Portfolio Class 1 Shares

45

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Core Equity Initial Class	MFS® Core Equity Portfolio Initial Class
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Growth Service Class	MFS® Growth Series Service Class
MFS® Massachusetts Investors Growth Stock Initial Class	MFS® Massachusetts Investors Growth Stock Portfolio Initial Class
MFS® Massachusetts Investors Growth Stock Service Class	MFS® Massachusetts Investors Growth Stock Portfolio Service Class
MFS® New Discovery Initial Class	MFS® New Discovery Series Initial Class
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Research Initial Class	MFS® Research Series Initial Class
MFS® Research Service Class	MFS® Research Series Service Class
MFS® Total Return Initial Class	MFS® Total Return Series Initial Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
MFS® Total Return Bond Initial Class	MFS® Total Return Bond Series Initial Class
MFS® Total Return Bond Service Class	MFS® Total Return Bond Series Service Class
MFS® Utilities Initial Class	MFS® Utilities Series Initial Class
MFS® Utilities Service Class	MFS® Utilities Series Service Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Global Franchise Class II Shares	MS VIF Global Franchise Portfolio Class II Shares
Putnam Variable Trust	Putnam Variable Trust
Putnam VT Diversified Income Class IB Shares	Putnam VT Diversified Income Fund Class IB Shares
Putnam VT Focused International Equity Class IB Shares	Putnam VT Focused International Equity Class Fund IB Shares
Putnam VT George Putnam Balanced Class IB Shares	Putnam VT George Putnam Balanced Fund Class IB Shares
Putnam VT Global Health Care Class IB Shares	Putnam VT Global Health Care Fund Class IB Shares
Putnam VT Government Money Market Class IB Shares	Putnam VT Government Money Market Fund Class IB Shares
Putnam VT Growth Opportunities Class IB Shares	Putnam VT Growth Opportunities Fund Class IB Shares
Putnam VT Income Class IB Shares	Putnam VT Income Fund Class IB Shares
Putnam VT International Equity Class IB Shares	Putnam VT International Equity Fund Class IB Shares
Putnam VT Large Cap Value Class IB Shares	Putnam VT Large Cap Value Fund Class IB Shares
Putnam VT Multi-Cap Core Class IB Shares	Putnam VT Multi-Cap Core Fund Class IB Shares
Putnam VT Research Class IB Shares	Putnam VT Research Fund Class IB Shares
Putnam VT Sustainable Leaders Class IB Shares	Putnam VT Sustainable Leaders Fund Class IB Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class

46

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Initial Class	Transamerica JPMorgan Core Bond VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco V.I. American Value Series II Shares	April 30, 2021
Invesco V.I. Discovery Mid Cap Growth Series II Shares	April 30, 2020
Federated Hermes Managed Volatility II Service Shares	August 17, 2018

47

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount	Formerly
Allspring VT International Equity Class 1 Shares	WFVT International Equity Fund Class 1 Shares
Allspring VT International Equity Class Shares	WFVT International Equity Fund Class 2 Shares
Allspring VT Omega Growth Class 1 Shares	WFVT Omega Growth Fund Class 1 Shares
Allspring VT Omega Growth Class 2 Shares	WFVT Omega Growth Fund Class 2 Shares
Allspring VT Opportunity Class 1 Shares	WFVT Opportunity Fund Class 1 Shares
Allspring VT Opportunity Class 2 Shares	WFVT Opportunity Fund Class 2 Shares
Allspring VT Small Cap Growth Class 1 Shares	WFVT Small Cap Growth Fund Class 1 Shares
Allspring VT Small Cap Growth Class 2 Shares	WFVT Small Cap Growth Fund Class 2 Shares
Invesco V.I. Capital Appreciation Series I Shares	Invesco Oppenheimer V.I. Capital Appreciation Series I Shares
Invesco V.I. Capital Appreciation Series II Shares	Invesco Oppenheimer V.I. Capital Appreciation Series II Shares
Invesco V.I. Conservative Balanced Series I Shares	Invesco Oppenheimer V.I. Conservative Balanced Series I Shares
Invesco V.I. Conservative Balanced Series II Shares	Invesco Oppenheimer V.I. Conservative Balanced Series II Shares
Invesco V.I. Discovery Mid Cap Growth Series II Shares	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II Shares
Invesco V.I. Global Series I Shares	Invesco Oppenheimer V.I. Global Series I Shares
Invesco V.I. Global Series II Shares	Invesco Oppenheimer V.I. Global Series II Shares
Invesco V.I. Global Strategic Income Series I Shares	Invesco Oppenheimer V.I. Global Strategic Income Series I Shares
Invesco V.I. Global Strategic Income Series II Shares	Invesco Oppenheimer V.I. Global Strategic Income Series II Shares
Invesco V.I. Main Street Series I Shares	Invesco Oppenheimer V.I. Main Street Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco Oppenheimer V.I. Main Street Series II Shares
Invesco V.I. Main Street Mid Cap Series II Shares	Invesco V.I. Mid Cap Core Equity Series II Shares
Invesco V.I. Main Street Small Cap Series II Shares	Invesco Oppenheimer V.I. Main Street Small Cap Series II Shares
Putnam VT Focused International Equity Class IB Shares	Putnam VT Global Equity Class IB Shares
Putnam VT Large Cap Value Class IB Shares	Putnam VT Equity Income Class IB Shares
TA International Focus Initial Class	TA International Growth Initial Class
TA International Focus Service Class	TA International Growth Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Invesco V.I. American Value Series II Shares	Invesco V.I. Value Opportunities Series II Shares

48

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

49

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Global Thematic Growth Class B Shares	$132,062	$126,375
AB Growth and Income Class B Shares	873,370	1,607,822
AB Large Cap Growth Class B Shares	297,818	708,591
Allspring VT International Equity Class 1 Shares	46,524	135,378
Allspring VT International Equity Class 2 Shares	402	2,141
Allspring VT Omega Growth Class 1 Shares	202,497	401,812
Allspring VT Omega Growth Class 2 Shares	35,184	20,540
Allspring VT Opportunity Class 1 Shares	138,693	341,624
Allspring VT Opportunity Class 2 Shares	6,216	8,203
Allspring VT Small Cap Growth Class 1 Shares	270,151	226,213
Allspring VT Small Cap Growth Class 2 Shares	18,532	16,458
BNY Mellon Stock Index Initial Shares	285,510	567,527
BNY Mellon Stock Index Service Shares	2,158	2,876
BNY Mellon Sustainable U.S. Equity Initial Shares	6,560	21,166
BNY Mellon VIF Appreciation Initial Shares	251,604	217,279
BNY Mellon VIF Government Money Market	176,197	362,522
BNY Mellon VIF Growth and Income Initial Shares	78,664	164,647
BNY Mellon VIF Opportunistic Small Cap Initial Shares	7,246	102,203
Columbia - Dividend Opportunity Class 1 Shares	466	61,092
Columbia - Income Opportunity Class 1 Shares	136,441	123,341
Columbia - Large Cap Growth Class 1 Shares	5,833	721,597
Columbia - Mid Cap Growth Class 1 Shares	1,573	84,511
Columbia - Overseas Core Class 2 Shares	54,169	184,303
Columbia - Select Mid Cap Value Class 1 Shares	17,588	98,081
Columbia - Small Cap Value Class 1 Shares	84,872	209,827
Columbia - Small Company Growth Class 1 Shares	7,206	11,259
Columbia - Strategic Income Class 1 Shares	68,904	92,860
CTIVP® - Loomis Sayles Growth Class 1 Shares	4,740	436,215
Davis Value	718,433	631,311
Federated Hermes Government Money II Service Shares	214,865	910,093
Federated Hermes High Income Bond II Primary Shares	128,065	420,106
Federated Hermes Kaufmann II Primary Shares	214,999	300,434
Federated Hermes Kaufmann II Service Shares	225,695	340,658
Federated Hermes Managed Volatility II Primary Shares	16,390	112,480
Federated Hermes Managed Volatility II Service Shares	23,416	48,450
Federated Hermes Quality Bond II Primary Shares	14,605	63,551

50

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
Fidelity® VIP Asset Manager Initial Class	$27,319	$173,497
Fidelity® VIP Asset Manager: Growth Initial Class	15,470	132,154
Fidelity® VIP Balanced Initial Class	412,058	721,537
Fidelity® VIP Balanced Service Class 2	82,616	166,240
Fidelity® VIP Contrafund® Initial Class	1,311,456	610,613
Fidelity® VIP Contrafund® Service Class 2	1,981,164	2,340,416
Fidelity® VIP Equity-Income Initial Class	507,588	446,003
Fidelity® VIP Equity-Income Service Class 2	832,020	787,464
Fidelity® VIP Government Money Market Initial Class	222,793	133,315
Fidelity® VIP Government Money Market Service Class 2	2,285	60,323
Fidelity® VIP Growth Initial Class	1,899,862	1,277,918
Fidelity® VIP Growth Service Class 2	774,091	787,420
Fidelity® VIP Growth & Income Initial Class	376,229	422,228
Fidelity® VIP Growth & Income Service Class 2	22,697	45,762
Fidelity® VIP Growth Opportunities Initial Class	440,875	779,306
Fidelity® VIP Growth Opportunities Service Class	330,011	319,598
Fidelity® VIP Growth Opportunities Service Class 2	119,807	170,093
Fidelity® VIP High Income Initial Class	55,886	40,319
Fidelity® VIP High Income Service Class	37,365	43,907
Fidelity® VIP High Income Service Class 2	79,121	139,896
Fidelity® VIP Index 500 Initial Class	637,388	2,866,178
Fidelity® VIP Index 500 Service Class 2	32,366	217,426
Fidelity® VIP Investment Grade Bond Initial Class	366,666	576,518
Fidelity® VIP Investment Grade Bond Service Class 2	118,846	430,208
Fidelity® VIP Mid Cap Initial Class	740,042	513,645
Fidelity® VIP Mid Cap Service Class 2	1,575,363	1,440,496
Fidelity® VIP Overseas Initial Class	102,950	222,685
Fidelity® VIP Value Strategies Service Class 2	587,261	668,373
Franklin Income Class 2 Shares	13,528	53,206
Franklin Mutual Shares Class 2 Shares	108,824	311,427
Franklin Rising Dividends Class 2 Shares	152,354	328,818
Franklin Small Cap Value Class 2 Shares	111,904	242,538
Franklin Small-Mid Cap Growth Class 2 Shares	845,374	626,766
Franklin Templeton Developing Markets Class 2 Shares	21,343	153,998
Franklin Templeton Foreign Class 2 Shares	40,326	171,445
Invesco V.I. American Franchise Series I Shares	353,255	476,074

51

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
Invesco V.I. American Franchise Series II Shares	$42,410	$32,113
Invesco V.I. American Value Series II Shares	368,753	104,436
Invesco V.I. Capital Appreciation Series I Shares	644,623	740,557
Invesco V.I. Capital Appreciation Series II Shares	40,720	40,752
Invesco V.I. Comstock Series II Shares	81,677	236,225
Invesco V.I. Conservative Balanced Series I Shares	92,480	103,904
Invesco V.I. Conservative Balanced Series II Shares	2,838	33,110
Invesco V.I. Core Equity Series I Shares	399,488	895,050
Invesco V.I. Core Equity Series II Shares	57,056	99,602
Invesco V.I. Discovery Mid Cap Growth Series II Shares	42,783	46,051
Invesco V.I. Equity and Income Series II Shares	217,982	558,956
Invesco V.I. Global Series I Shares	332,773	737,137
Invesco V.I. Global Series II Shares	14,267	130,286
Invesco V.I. Global Strategic Income Series I Shares	198,285	391,902
Invesco V.I. Global Strategic Income Series II Shares	33,653	125,804
Invesco V.I. Government Securities Series I Shares	21,848	137,225
Invesco V.I. Government Securities Series II Shares	13,804	179,312
Invesco V.I. International Growth Series I Shares	42,223	89,035
Invesco V.I. International Growth Series II Shares	5,416	11,231
Invesco V.I. Main Street Series I Shares	302,004	470,896
Invesco V.I. Main Street Series II Shares	39,492	170,700
Invesco V.I. Main Street Mid Cap Series II Shares	15,828	47,053
Invesco V.I. Main Street Small Cap Series II Shares	11,126	29,612
Janus Henderson - Balanced Service Shares	66,187	419,140
Janus Henderson - Enterprise Service Shares	153,736	222,135
Janus Henderson - Forty Service Shares	31,225	13,096
Janus Henderson - Global Research Service Shares	78,375	151,737
Janus Henderson - Mid Cap Value Service Shares	737	4,108
Janus Henderson - Overseas Service Shares	43,641	273,375
Janus Henderson - Research Service Shares	95,669	228,764
JPMorgan Insurance Trust Core Bond Class 1 Shares	422,131	495,331
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	139,349	624,413
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	212,740	873,066
MFS® Core Equity Initial Class	4,160	10,976
MFS® Growth Initial Class	944,475	587,392
MFS® Growth Service Class	210,501	134,624

52

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
MFS® Massachusetts Investors Growth Stock Initial Class	$9,684	$12,664
MFS® Massachusetts Investors Growth Stock Service Class	281,234	230,310
MFS® New Discovery Initial Class	92,032	65,695
MFS® New Discovery Service Class	103,290	62,829
MFS® Research Initial Class	152,798	117,530
MFS® Research Service Class	128,309	154,573
MFS® Total Return Initial Class	596,507	1,145,770
MFS® Total Return Service Class	199,933	699,562
MFS® Total Return Bond Initial Class	4,641	13,985
MFS® Total Return Bond Service Class	158,213	148,656
MFS® Utilities Initial Class	378,347	483,507
MFS® Utilities Service Class	63,257	188,894
MS VIF Global Franchise Class II Shares	131,311	151,048
Putnam VT Diversified Income Class IB Shares	20,939	60,660
Putnam VT Focused International Equity Class IB Shares	39,988	104,425
Putnam VT George Putnam Balanced Class IB Shares	109,660	107,078
Putnam VT Global Health Care Class IB Shares	16,728	29,180
Putnam VT Government Money Market Class IB Shares	1,372,855	1,372,255
Putnam VT Growth Opportunities Class IB Shares	148,834	208,700
Putnam VT Income Class IB Shares	35,997	51,839
Putnam VT International Equity Class IB Shares	10,523	38,009
Putnam VT Large Cap Value Class IB Shares	227,905	531,548
Putnam VT Multi-Cap Core Class IB Shares	303	266
Putnam VT Research Class IB Shares	11,328	2,955
Putnam VT Sustainable Leaders Class IB Shares	1,027	183
TA Aegon High Yield Bond Initial Class	532,869	1,127,021
TA Aegon High Yield Bond Service Class	39,329	47,360
TA Aegon Sustainable Equity Income Initial Class	610,456	2,139,913
TA Aegon Sustainable Equity Income Service Class	174,665	683,854
TA Aegon U.S. Government Securities Initial Class	666,649	1,052,215
TA Aegon U.S. Government Securities Service Class	421,748	1,282,309
TA BlackRock Global Real Estate Securities Initial Class	27,504	266,563
TA BlackRock Global Real Estate Securities Service Class	9,712	98,152
TA BlackRock Government Money Market Initial Class	2,576,737	2,442,552
TA BlackRock Government Money Market Service Class	5,629,794	2,634,912
TA BlackRock iShares Edge 40 Initial Class	202,330	486,801

53

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock iShares Edge 40 Service Class	$62,626	$53,213
TA International Focus Initial Class	112,671	655,328
TA International Focus Service Class	22,791	136,941
TA Janus Mid-Cap Growth Initial Class	1,357,584	1,530,089
TA Janus Mid-Cap Growth Service Class	116,118	56,703
TA JPMorgan Asset Allocation - Conservative Initial Class	720,481	2,326,438
TA JPMorgan Asset Allocation - Conservative Service Class	2,464,213	5,197,489
TA JPMorgan Asset Allocation - Growth Initial Class	993,562	2,196,706
TA JPMorgan Asset Allocation - Growth Service Class	1,698,553	2,463,659
TA JPMorgan Asset Allocation - Moderate Initial Class	1,453,079	6,113,409
TA JPMorgan Asset Allocation - Moderate Service Class	2,334,020	9,104,339
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,311,540	5,370,027
TA JPMorgan Asset Allocation - Moderate Growth Service Class	6,817,322	23,299,508
TA JPMorgan Core Bond Initial Class	262,026	308,094
TA JPMorgan Enhanced Index Initial Class	1,130,007	2,134,382
TA JPMorgan Enhanced Index Service Class	85,903	98,750
TA JPMorgan International Moderate Growth Initial Class	6,012	14,749
TA JPMorgan International Moderate Growth Service Class	222,911	1,046,659
TA JPMorgan Mid Cap Value Initial Class	125,389	235,239
TA JPMorgan Tactical Allocation Initial Class	78,363	251,822
TA JPMorgan Tactical Allocation Service Class	112,940	102,503
TA Morgan Stanley Capital Growth Initial Class	5,611,031	3,622,989
TA Morgan Stanley Capital Growth Service Class	1,887,217	1,692,377
TA Multi-Managed Balanced Initial Class	616,451	1,216,827
TA Multi-Managed Balanced Service Class	1,901,608	3,149,555
TA PIMCO Total Return Initial Class	1,137,461	1,724,752
TA PIMCO Total Return Service Class	1,139,141	619,255
TA Small/Mid Cap Value Initial Class	92,199	736,853
TA T. Rowe Price Small Cap Initial Class	347,747	579,537
TA T. Rowe Price Small Cap Service Class	67,087	303,151
TA TS&W International Equity Initial Class	56,998	417,894
TA TS&W International Equity Service Class	28,710	123,020
TA WMC US Growth Initial Class	6,380,528	5,198,098
TA WMC US Growth Service Class	1,263,223	1,917,351
Wanger USA	118,883	396,205

54

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)

AB Global Thematic Growth Class B Shares	833	(48,968)	(48,135)	5,586	(55,720)	(50,134)
AB Growth and Income Class B Shares	299,591	(550,279)	(250,688)	171,234	(154,390)	16,844
AB Large Cap Growth Class B Shares	17,366	(194,387)	(177,021)	-	(69,970)	(69,970)
Allspring VT International Equity Class 1 Shares	17,848	(59,576)	(41,728)	8,701	(41,967)	(33,266)
Allspring VT International Equity Class 2 Shares	-	(682)	(682)	4,347	(14,758)	(10,411)
Allspring VT Omega Growth Class 1 Shares	808	(58,545)	(57,737)	646	(45,244)	(44,598)
Allspring VT Omega Growth Class 2 Shares	-	(1,984)	(1,984)	-	(2,097)	(2,097)
Allspring VT Opportunity Class 1 Shares	13,946	(93,869)	(79,923)	4,421	(64,733)	(60,312)
Allspring VT Opportunity Class 2 Shares	-	(1,925)	(1,925)	1,745	(5,350)	(3,605)
Allspring VT Small Cap Growth Class 1 Shares	7,916	(41,851)	(33,935)	707	(31,875)	(31,168)
Allspring VT Small Cap Growth Class 2 Shares	-	(3,011)	(3,011)	8,652	(12,605)	(3,953)
BNY Mellon Stock Index Initial Shares	37,041	(116,779)	(79,738)	9,093	(35,665)	(26,572)
BNY Mellon Stock Index Service Shares	320	(734)	(414)	391	(908)	(517)
BNY Mellon Sustainable U.S. Equity Initial Shares	-	(7,384)	(7,384)	5,061	(67,363)	(62,302)
BNY Mellon VIF Appreciation Initial Shares	3,220	(39,419)	(36,199)	35,903	(66,498)	(30,595)
BNY Mellon VIF Government Money Market	168,719	(333,532)	(164,813)	315,591	(346,800)	(31,209)
BNY Mellon VIF Growth and Income Initial Shares	-	(35,696)	(35,696)	23,535	(23,304)	231
BNY Mellon VIF Opportunistic Small Cap Initial Shares	2,076	(25,529)	(23,453)	3,978	(27,589)	(23,611)
Columbia - Dividend Opportunity Class 1 Shares	266	(20,518)	(20,252)	3,601	(84,977)	(81,376)
Columbia - Income Opportunity Class 1 Shares	10,509	(78,167)	(67,658)	8,928	(125,597)	(116,669)
Columbia - Large Cap Growth Class 1 Shares	3,043	(254,493)	(251,450)	4,231	(321,092)	(316,861)
Columbia - Mid Cap Growth Class 1 Shares	622	(21,968)	(21,346)	2,127	(84,894)	(82,767)
Columbia - Overseas Core Class 2 Shares	3,830	(116,227)	(112,397)	9,157	(237,095)	(227,938)
Columbia - Select Mid Cap Value Class 1 Shares	7,501	(39,132)	(31,631)	2,394	(20,344)	(17,950)
Columbia - Small Cap Value Class 1 Shares	19,055	(51,605)	(32,550)	23,328	(39,773)	(16,445)
Columbia - Small Company Growth Class 1 Shares	7	(2,105)	(2,098)	-	(47)	(47)
Columbia - Strategic Income Class 1 Shares	13,244	(38,494)	(25,250)	32,757	(68,235)	(35,478)

55

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)

CTIVP® - Loomis Sayles Growth Class 1 Shares	2,305	(155,264)	(152,959)	111,099	(363,569)	(252,470)
Davis Value	24,460	(191,326)	(166,866)	7,656	(361,056)	(353,400)
Federated Hermes Government Money II Service Shares	230,511	(915,847)	(685,336)	1,758,739	(814,253)	944,486
Federated Hermes High Income Bond II Primary Shares	12,106	(141,336)	(129,230)	92,412	(126,480)	(34,068)
Federated Hermes Kaufmann II Primary Shares	8,498	(42,565)	(34,067)	11,442	(56,607)	(45,165)
Federated Hermes Kaufmann II Service Shares	17,447	(65,612)	(48,165)	22,035	(122,768)	(100,733)
Federated Hermes Managed Volatility II Primary Shares	776	(48,431)	(47,655)	10,148	(62,003)	(51,855)
Federated Hermes Managed Volatility II Service Shares	15,078	(37,267)	(22,189)	33,742	(74,121)	(40,379)
Federated Hermes Quality Bond II Primary Shares	4,040	(34,944)	(30,904)	-	(26,883)	(26,883)
Fidelity® VIP Asset Manager Initial Class	1,034	(46,758)	(45,724)	6,933	(21,583)	(14,650)
Fidelity® VIP Asset Manager: Growth Initial Class	-	(35,271)	(35,271)	112	(27,817)	(27,705)
Fidelity® VIP Balanced Initial Class	31,413	(151,190)	(119,777)	2,494	(124,134)	(121,640)
Fidelity® VIP Balanced Service Class 2	13,645	(49,439)	(35,794)	392	(3,483)	(3,091)
Fidelity® VIP Contrafund® Initial Class	2,991	(52,946)	(49,955)	8,826	(178,815)	(169,989)
Fidelity® VIP Contrafund® Service Class 2	155,823	(501,015)	(345,192)	343,595	(899,932)	(556,337)
Fidelity® VIP Equity-Income Initial Class	2,080	(86,800)	(84,720)	1,475	(88,674)	(87,199)
Fidelity® VIP Equity-Income Service Class 2	538	(235,428)	(234,890)	1,462	(328,414)	(326,952)
Fidelity® VIP Government Money Market Initial Class	180,963	(104,440)	76,523	155,525	(100,491)	55,034
Fidelity® VIP Government Money Market Service Class 2	2,331	(56,783)	(54,452)	2,121	(19,896)	(17,775)
Fidelity® VIP Growth Initial Class	17,939	(147,024)	(129,085)	7,055	(153,873)	(146,818)
Fidelity® VIP Growth Service Class 2	22,130	(176,023)	(153,893)	1,092	(64,736)	(63,644)
Fidelity® VIP Growth & Income Initial Class	28,608	(76,104)	(47,496)	5,893	(127,434)	(121,541)
Fidelity® VIP Growth & Income Service Class 2	-	(14,752)	(14,752)	577	(8,238)	(7,661)
Fidelity® VIP Growth Opportunities Initial Class	5,469	(90,424)	(84,955)	1,675	(52,080)	(50,405)
Fidelity® VIP Growth Opportunities Service Class	9,869	(35,799)	(25,930)	21,684	(45,241)	(23,557)
Fidelity® VIP Growth Opportunities Service Class 2	4,370	(26,433)	(22,063)	4,132	(3,368)	764
Fidelity® VIP High Income Initial Class	1,482	(12,267)	(10,785)	913	(42,780)	(41,867)

56

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)

Fidelity® VIP High Income Service Class	1,010	(14,116)	(13,106)	1,252	(43,843)	(42,591)
Fidelity® VIP High Income Service Class 2	28,392	(62,572)	(34,180)	1,665	(23,315)	(21,650)
Fidelity® VIP Index 500 Initial Class	38,350	(416,174)	(377,824)	133,958	(603,765)	(469,807)
Fidelity® VIP Index 500 Service Class 2	4	(40,189)	(40,185)	51,413	(79,203)	(27,790)
Fidelity® VIP Investment Grade Bond Initial Class	62,618	(232,722)	(170,104)	332,705	(294,149)	38,556
Fidelity® VIP Investment Grade Bond Service Class 2	37,787	(208,497)	(170,710)	89,668	(108,731)	(19,063)
Fidelity® VIP Mid Cap Initial Class	4,460	(46,589)	(42,129)	2,640	(72,057)	(69,417)
Fidelity® VIP Mid Cap Service Class 2	40,078	(248,526)	(208,448)	77,107	(411,300)	(334,193)
Fidelity® VIP Overseas Initial Class	6,934	(69,990)	(63,056)	299	(60,972)	(60,673)
Fidelity® VIP Value Strategies Service Class 2	95,485	(172,099)	(76,614)	59,858	(115,281)	(55,423)
Franklin Income Class 2 Shares	-	(27,322)	(27,322)	-	(114,531)	(114,531)
Franklin Mutual Shares Class 2 Shares	2,688	(112,045)	(109,357)	6,731	(272,483)	(265,752)
Franklin Rising Dividends Class 2 Shares	16,656	(64,287)	(47,631)	1,688	(66,108)	(64,420)
Franklin Small Cap Value Class 2 Shares	13,928	(45,781)	(31,853)	21,283	(49,786)	(28,503)
Franklin Small-Mid Cap Growth Class 2 Shares	9,821	(104,105)	(94,284)	22,429	(145,208)	(122,779)
Franklin Templeton Developing Markets Class 2 Shares	1,495	(43,264)	(41,769)	8,756	(41,736)	(32,980)
Franklin Templeton Foreign Class 2 Shares	2,805	(83,058)	(80,253)	5,403	(165,576)	(160,173)
Invesco V.I. American Franchise Series I Shares	11,235	(121,752)	(110,517)	13	(57,822)	(57,809)
Invesco V.I. American Franchise Series II Shares	10	(7,653)	(7,643)	12	(2,180)	(2,168)
Invesco V.I. American Value Series II Shares	36,913	(10,025)	26,888	-	-	-
Invesco V.I. Capital Appreciation Series I Shares	31,128	(127,025)	(95,897)	11,228	(248,904)	(237,676)
Invesco V.I. Capital Appreciation Series II Shares	1,004	(7,423)	(6,419)	3,162	(12,177)	(9,015)
Invesco V.I. Comstock Series II Shares	19,468	(74,648)	(55,180)	48,044	(60,351)	(12,307)
Invesco V.I. Conservative Balanced Series I Shares	3,735	(41,234)	(37,499)	856	(67,723)	(66,867)
Invesco V.I. Conservative Balanced Series II Shares	-	(16,154)	(16,154)	6,288	(4,241)	2,047
Invesco V.I. Core Equity Series I Shares	53,016	(230,949)	(177,933)	29,364	(463,255)	(433,891)
Invesco V.I. Core Equity Series II Shares	6,924	(27,580)	(20,656)	14,463	(39,434)	(24,971)

57

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)

Invesco V.I. Discovery Mid Cap Growth Series II Shares	1,110	(2,680)	(1,570)	18,014	(3,793)	14,221
Invesco V.I. Equity and Income Series II Shares	44,675	(179,985)	(135,310)	123,362	(330,727)	(207,365)
Invesco V.I. Global Series I Shares	25,981	(88,599)	(62,618)	2,841	(44,931)	(42,090)
Invesco V.I. Global Series II Shares	60	(27,461)	(27,401)	71	(399)	(328)
Invesco V.I. Global Strategic Income Series I Shares	51,225	(166,784)	(115,559)	8,987	(69,717)	(60,730)
Invesco V.I. Global Strategic Income Series II Shares	5,431	(66,921)	(61,490)	3,668	(63,671)	(60,003)
Invesco V.I. Government Securities Series I Shares	8,212	(77,470)	(69,258)	33,846	(10,132)	23,714
Invesco V.I. Government Securities Series II Shares	5,347	(125,612)	(120,265)	73,713	(62,847)	10,866
Invesco V.I. International Growth Series I Shares	1,364	(28,809)	(27,445)	1,181	(19,766)	(18,585)
Invesco V.I. International Growth Series II Shares	-	(2,572)	(2,572)	1,846	(3,817)	(1,971)
Invesco V.I. Main Street Series I Shares	6,719	(105,345)	(98,626)	23,649	(118,913)	(95,264)
Invesco V.I. Main Street Series II Shares	245	(42,387)	(42,142)	5,445	(68,153)	(62,708)
Invesco V.I. Main Street Mid Cap Series II Shares	4,792	(14,157)	(9,365)	1,946	(11,540)	(9,594)
Invesco V.I. Main Street Small Cap Series II Shares	1,388	(5,318)	(3,930)	1,289	(3,015)	(1,726)
Janus Henderson - Balanced Service Shares	4,965	(105,609)	(100,644)	124,772	(160,234)	(35,462)
Janus Henderson - Enterprise Service Shares	-	(78,095)	(78,095)	-	(17,264)	(17,264)
Janus Henderson - Forty Service Shares	-	(2,087)	(2,087)	3,260	(2,595)	665
Janus Henderson - Global Research Service Shares	1	(67,096)	(67,095)	-	(47,341)	(47,341)
Janus Henderson - Mid Cap Value Service Shares	211	(874)	(663)	174	(7,380)	(7,206)
Janus Henderson - Overseas Service Shares	17,724	(150,346)	(132,622)	3,877	(84,736)	(80,859)
Janus Henderson - Research Service Shares	17,793	(88,506)	(70,713)	-	(64,188)	(64,188)
JPMorgan Insurance Trust Core Bond Class 1 Shares	197,243	(266,144)	(68,901)	73,323	(378,287)	(304,964)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	10,550	(137,783)	(127,233)	67,969	(60,090)	7,879
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	26,165	(246,703)	(220,538)	34,296	(228,159)	(193,863)
MFS® Core Equity Initial Class	-	(4,615)	(4,615)	-	(1,401)	(1,401)
MFS® Growth Initial Class	28,210	(81,443)	(53,233)	5,240	(118,823)	(113,583)
MFS® Growth Service Class	-	(18,284)	(18,284)	383	(19,380)	(18,997)

58

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)

MFS® Massachusetts Investors Growth Stock Initial Class	-	(4,888)	(4,888)	-	(2,547)	(2,547)
MFS® Massachusetts Investors Growth Stock Service Class	33,551	(88,276)	(54,725)	10,415	(86,498)	(76,083)
MFS® New Discovery Initial Class	963	(13,655)	(12,692)	853	(8,723)	(7,870)
MFS® New Discovery Service Class	8	(8,667)	(8,659)	17	(48,124)	(48,107)
MFS® Research Initial Class	9,792	(21,413)	(11,621)	13,524	(85,526)	(72,002)
MFS® Research Service Class	8,983	(26,073)	(17,090)	4,718	(39,701)	(34,983)
MFS® Total Return Initial Class	43,628	(316,661)	(273,033)	509	(335,052)	(334,543)
MFS® Total Return Service Class	321	(267,961)	(267,640)	4,488	(256,651)	(252,163)
MFS® Total Return Bond Initial Class	-	(5,289)	(5,289)	-	(4,533)	(4,533)
MFS® Total Return Bond Service Class	75,827	(81,525)	(5,698)	30,333	(152,363)	(122,030)
MFS® Utilities Initial Class	21,989	(76,700)	(54,711)	15,985	(187,207)	(171,222)
MFS® Utilities Service Class	2,087	(27,397)	(25,310)	8,069	(27,600)	(19,531)
MS VIF Global Franchise Class II Shares	3,426	(27,755)	(24,329)	11,165	(63,008)	(51,843)
Putnam VT Diversified Income Class IB Shares	9,015	(30,296)	(21,281)	20,174	(57,953)	(37,779)
Putnam VT Focused International Equity Class IB Shares	3,138	(33,560)	(30,422)	3,374	(179,927)	(176,553)
Putnam VT George Putnam Balanced Class IB Shares	20,154	(36,217)	(16,063)	14	(13,012)	(12,998)
Putnam VT Global Health Care Class IB Shares	48	(6,732)	(6,684)	1,796	(1,096)	700
Putnam VT Government Money Market Class IB Shares	1,414,104	(1,371,539)	42,565	1,138,638	(708,262)	430,376
Putnam VT Growth Opportunities Class IB Shares	9,629	(65,471)	(55,842)	1,029	(31,373)	(30,344)
Putnam VT Income Class IB Shares	12,147	(24,613)	(12,466)	-	(11,063)	(11,063)
Putnam VT International Equity Class IB Shares	2,342	(19,911)	(17,569)	-	(1,422)	(1,422)
Putnam VT Large Cap Value Class IB Shares	13,224	(111,891)	(98,667)	5,322	(146,868)	(141,546)
Putnam VT Multi-Cap Core Class IB Shares	-	(78)	(78)	-	(188)	(188)
Putnam VT Research Class IB Shares	-	(145)	(145)	-	(155)	(155)
Putnam VT Sustainable Leaders Class IB Shares	-	(8)	(8)	165	(136)	29
TA Aegon High Yield Bond Initial Class	116,735	(420,529)	(303,794)	259,294	(409,220)	(149,926)
TA Aegon High Yield Bond Service Class	8,238	(20,221)	(11,983)	3,045	(105,457)	(102,412)

59

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)

TA Aegon Sustainable Equity Income Initial Class	130,030	(771,109)	(641,079)	211,183	(718,772)	(507,589)
TA Aegon Sustainable Equity Income Service Class	53,552	(296,165)	(242,613)	48,234	(52,992)	(4,758)
TA Aegon U.S. Government Securities Initial Class	290,778	(646,797)	(356,019)	1,032,137	(1,116,924)	(84,787)
TA Aegon U.S. Government Securities Service Class	164,950	(843,067)	(678,117)	3,637,622	(3,605,897)	31,725
TA BlackRock Global Real Estate Securities Initial Class	3,164	(75,750)	(72,586)	15,069	(164,315)	(149,246)
TA BlackRock Global Real Estate Securities Service Class	1,286	(44,314)	(43,028)	6,821	(79,824)	(73,003)
TA BlackRock Government Money Market Initial Class	2,888,480	(2,596,407)	292,073	3,647,276	(4,097,160)	(449,884)
TA BlackRock Government Money Market Service Class	5,750,603	(2,616,518)	3,134,085	5,539,993	(5,010,482)	529,511
TA BlackRock iShares Edge 40 Initial Class	69,087	(230,625)	(161,538)	28,543	(97,086)	(68,543)
TA BlackRock iShares Edge 40 Service Class	26,312	(26,361)	(49)	4,521	(54,314)	(49,793)
TA International Focus Initial Class	46,502	(311,294)	(264,792)	118,392	(245,040)	(126,648)
TA International Focus Service Class	4,905	(63,241)	(58,336)	2,941	(10,577)	(7,636)
TA Janus Mid-Cap Growth Initial Class	19,884	(328,583)	(308,699)	52,640	(301,205)	(248,565)
TA Janus Mid-Cap Growth Service Class	3,581	(11,355)	(7,774)	5,501	(284,896)	(279,395)
TA JPMorgan Asset Allocation - Conservative Initial Class	84,495	(1,027,843)	(943,348)	887,837	(1,027,358)	(139,521)
TA JPMorgan Asset Allocation - Conservative Service Class	762,538	(2,413,037)	(1,650,499)	728,583	(2,939,123)	(2,210,540)
TA JPMorgan Asset Allocation - Growth Initial Class	4,549	(624,489)	(619,940)	487,743	(721,255)	(233,512)
TA JPMorgan Asset Allocation - Growth Service Class	254,052	(633,658)	(379,606)	274,370	(551,494)	(277,124)
TA JPMorgan Asset Allocation - Moderate Initial Class	336,283	(2,328,599)	(1,992,316)	844,342	(1,515,655)	(671,313)
TA JPMorgan Asset Allocation - Moderate Service Class	427,919	(3,407,899)	(2,979,980)	1,088,185	(4,974,665)	(3,886,480)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	236,897	(1,750,989)	(1,514,092)	1,066,601	(1,715,580)	(648,979)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	421,860	(8,120,057)	(7,698,197)	722,673	(10,019,894)	(9,297,221)
TA JPMorgan Core Bond Initial Class	86,356	(165,860)	(79,504)	57,795	(124,651)	(66,856)
TA JPMorgan Enhanced Index Initial Class	167,839	(718,836)	(550,997)	778,550	(1,067,757)	(289,207)
TA JPMorgan Enhanced Index Service Class	-	(23,419)	(23,419)	87,601	(492,726)	(405,125)
TA JPMorgan International Moderate Growth Initial Class	320	(6,522)	(6,202)	182	(7,525)	(7,343)

60

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)

TA JPMorgan International Moderate Growth Service Class	73,873	(617,331)	(543,458)	163,230	(1,280,538)	(1,117,308)
TA JPMorgan Mid Cap Value Initial Class	26,258	(57,890)	(31,632)	47,436	(55,357)	(7,921)
TA JPMorgan Tactical Allocation Initial Class	8,247	(118,947)	(110,700)	26,173	(99,854)	(73,681)
TA JPMorgan Tactical Allocation Service Class	30,494	(55,338)	(24,844)	17,490	(109,583)	(92,093)
TA Morgan Stanley Capital Growth Initial Class	46,267	(334,646)	(288,379)	46,478	(441,962)	(395,484)
TA Morgan Stanley Capital Growth Service Class	110,238	(179,961)	(69,723)	219,312	(275,545)	(56,233)
TA Multi-Managed Balanced Initial Class	104,660	(341,135)	(236,475)	70,696	(212,005)	(141,309)
TA Multi-Managed Balanced Service Class	89,719	(927,464)	(837,745)	431,993	(1,129,554)	(697,561)
TA PIMCO Total Return Initial Class	233,128	(919,611)	(686,483)	1,272,165	(1,613,119)	(340,954)
TA PIMCO Total Return Service Class	428,602	(341,645)	86,957	619,937	(572,330)	47,607
TA Small/Mid Cap Value Initial Class	4,385	(80,499)	(76,114)	8,211	(46,035)	(37,824)
TA T. Rowe Price Small Cap Initial Class	3,317	(132,452)	(129,135)	62,640	(173,053)	(110,413)
TA T. Rowe Price Small Cap Service Class	744	(54,985)	(54,241)	10,203	(87,644)	(77,441)
TA TS&W International Equity Initial Class	24,529	(281,898)	(257,369)	40,390	(72,961)	(32,571)
TA TS&W International Equity Service Class	8,752	(66,157)	(57,405)	7,108	(18,275)	(11,167)
TA WMC US Growth Initial Class	151,818	(1,484,019)	(1,332,201)	244,795	(1,700,979)	(1,456,184)
TA WMC US Growth Service Class	38,417	(393,698)	(355,281)	158,323	(263,180)	(104,857)
Wanger USA	9,314	(76,576)	(67,262)	37,098	(114,346)	(77,248)

61

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollars Net Increase	Units Purchased in	and Transferred	Dollars Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)

AB Global Thematic Growth Class B Shares	$1,607	$(110,005)	$(108,398)	$15,659	$(73,017)	$(57,358)
AB Growth and Income Class B Shares	854,094	(1,561,688)	(707,594)	381,949	(332,804)	49,145
AB Large Cap Growth Class B Shares	51,837	(662,302)	(610,465)	-	(181,429)	(181,429)
Allspring VT International Equity Class 1 Shares	37,487	(125,923)	(88,436)	13,569	(72,231)	(58,662)
Allspring VT International Equity Class 2 Shares	-	(1,635)	(1,635)	8,602	(29,192)	(20,590)
Allspring VT Omega Growth Class 1 Shares	4,562	(374,787)	(370,225)	2,236	(196,924)	(194,688)
Allspring VT Omega Growth Class 2 Shares	-	(15,659)	(15,659)	-	(12,258)	(12,258)
Allspring VT Opportunity Class 1 Shares	43,473	(315,259)	(271,786)	11,478	(162,274)	(150,796)
Allspring VT Opportunity Class 2 Shares	-	(6,426)	(6,426)	4,468	(12,862)	(8,394)
Allspring VT Small Cap Growth Class 1 Shares	34,069	(191,931)	(157,862)	2,219	(94,475)	(92,256)
Allspring VT Small Cap Growth Class 2 Shares	-	(14,250)	(14,250)	26,383	(38,640)	(12,257)
BNY Mellon Stock Index Initial Shares	172,845	(542,436)	(369,591)	29,276	(120,166)	(90,890)
BNY Mellon Stock Index Service Shares	1,088	(2,370)	(1,282)	995	(2,171)	(1,176)
BNY Mellon Sustainable U.S. Equity Initial Shares	-	(18,099)	(18,099)	7,868	(117,064)	(109,196)
BNY Mellon VIF Appreciation Initial Shares	15,430	(184,441)	(169,011)	124,562	(249,177)	(124,615)
BNY Mellon VIF Government Money Market	176,403	(349,573)	(173,170)	334,942	(368,828)	(33,886)
BNY Mellon VIF Growth and Income Initial Shares	-	(149,162)	(149,162)	64,226	(67,091)	(2,865)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	6,445	(79,860)	(73,415)	6,814	(61,034)	(54,220)
Columbia - Dividend Opportunity Class 1 Shares	548	(49,684)	(49,136)	6,061	(144,931)	(138,870)
Columbia - Income Opportunity Class 1 Shares	14,036	(105,263)	(91,227)	10,840	(155,119)	(144,279)
Columbia - Large Cap Growth Class 1 Shares	7,286	(658,417)	(651,131)	7,901	(591,618)	(583,717)
Columbia - Mid Cap Growth Class 1 Shares	1,805	(64,150)	(62,345)	4,079	(188,003)	(183,924)
Columbia - Overseas Core Class 2 Shares	5,327	(163,463)	(158,136)	8,994	(265,611)	(256,617)
Columbia - Select Mid Cap Value Class 1 Shares	17,593	(93,804)	(76,211)	26,349	(37,481)	(11,132)
Columbia - Small Cap Value Class 1 Shares	78,887	(197,968)	(119,081)	48,556	(103,074)	(54,518)
Columbia - Small Company Growth Class 1 Shares	200	(10,557)	(10,357)	-	(644)	(644)
Columbia - Strategic Income Class 1 Shares	28,345	(83,417)	(55,072)	81,585	(137,051)	(55,466)

62

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollars Net Increase	Units Purchased in	and Transferred	Dollars Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)

CTIVP® - Loomis Sayles Growth Class 1 Shares	$5,441	$(384,959)	$(379,518)	$190,728	$(675,121)	$(484,393)
Davis Value	83,098	(575,537)	(492,439)	21,047	(649,729)	(628,682)
Federated Hermes Government Money II Service Shares	217,703	(858,607)	(640,904)	1,683,515	(779,214)	904,301
Federated Hermes High Income Bond II Primary Shares	31,021	(393,115)	(362,094)	241,736	(322,211)	(80,475)
Federated Hermes Kaufmann II Primary Shares	53,870	(265,340)	(211,470)	64,562	(317,270)	(252,708)
Federated Hermes Kaufmann II Service Shares	83,478	(318,887)	(235,409)	83,666	(485,155)	(401,489)
Federated Hermes Managed Volatility II Primary Shares	1,635	(101,341)	(99,706)	19,019	(111,179)	(92,160)
Federated Hermes Managed Volatility II Service Shares	17,711	(44,063)	(26,352)	33,731	(75,288)	(41,557)
Federated Hermes Quality Bond II Primary Shares	7,392	(60,708)	(53,316)	-	(50,132)	(50,132)
Fidelity® VIP Asset Manager Initial Class	2,540	(157,408)	(154,868)	17,663	(58,850)	(41,187)
Fidelity® VIP Asset Manager: Growth Initial Class	-	(124,672)	(124,672)	326	(82,261)	(81,935)
Fidelity® VIP Balanced Initial Class	153,209	(680,927)	(527,718)	7,298	(423,191)	(415,893)
Fidelity® VIP Balanced Service Class 2	45,717	(160,418)	(114,701)	1,050	(8,692)	(7,642)
Fidelity® VIP Contrafund® Initial Class	20,139	(474,502)	(454,363)	54,718	(1,247,505)	(1,192,787)
Fidelity® VIP Contrafund® Service Class 2	699,761	(2,184,963)	(1,485,202)	1,023,410	(3,138,569)	(2,115,159)
Fidelity® VIP Equity-Income Initial Class	7,553	(393,962)	(386,409)	2,772	(299,606)	(296,834)
Fidelity® VIP Equity-Income Service Class 2	1,314	(693,805)	(692,491)	2,724	(756,821)	(754,097)
Fidelity® VIP Government Money Market Initial Class	222,757	(126,925)	95,832	188,073	(122,906)	65,167
Fidelity® VIP Government Money Market Service Class 2	2,304	(56,964)	(54,660)	2,143	(20,252)	(18,109)
Fidelity® VIP Growth Initial Class	142,636	(1,163,143)	(1,020,507)	29,738	(880,987)	(851,249)
Fidelity® VIP Growth Service Class 2	104,935	(741,407)	(636,472)	4,229	(187,404)	(183,175)
Fidelity® VIP Growth & Income Initial Class	147,475	(377,560)	(230,085)	19,482	(429,831)	(410,349)
Fidelity® VIP Growth & Income Service Class 2	-	(41,472)	(41,472)	920	(18,610)	(17,690)
Fidelity® VIP Growth Opportunities Initial Class	45,249	(721,395)	(676,146)	7,436	(296,110)	(288,674)
Fidelity® VIP Growth Opportunities Service Class	86,234	(280,211)	(193,977)	107,757	(243,657)	(135,900)
Fidelity® VIP Growth Opportunities Service Class 2	35,955	(156,477)	(120,522)	31,436	(16,674)	14,762
Fidelity® VIP High Income Initial Class	3,202	(27,359)	(24,157)	1,907	(87,185)	(85,278)

63

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollars Net Increase	Units Purchased in	and Transferred	Dollars Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)

Fidelity® VIP High Income Service Class	$2,134	$(34,301)	$(32,167)	$2,487	$(98,204)	$(95,717)
Fidelity® VIP High Income Service Class 2	62,233	(134,939)	(72,706)	12,444	(54,363)	(41,919)
Fidelity® VIP Index 500 Initial Class	226,910	(2,575,679)	(2,348,769)	517,552	(2,830,287)	(2,312,735)
Fidelity® VIP Index 500 Service Class 2	66	(190,784)	(190,718)	226,543	(279,776)	(53,233)
Fidelity® VIP Investment Grade Bond Initial Class	131,593	(507,004)	(375,411)	729,538	(638,863)	90,675
Fidelity® VIP Investment Grade Bond Service Class 2	80,411	(418,141)	(337,730)	164,347	(191,793)	(27,446)
Fidelity® VIP Mid Cap Initial Class	42,719	(455,397)	(412,678)	15,047	(461,401)	(446,354)
Fidelity® VIP Mid Cap Service Class 2	234,617	(1,317,545)	(1,082,928)	324,617	(1,402,925)	(1,078,308)
Fidelity® VIP Overseas Initial Class	20,820	(209,077)	(188,257)	573	(142,780)	(142,207)
Fidelity® VIP Value Strategies Service Class 2	332,351	(622,759)	(290,408)	175,215	(256,422)	(81,207)
Franklin Income Class 2 Shares	-	(50,243)	(50,243)	-	(188,056)	(188,056)
Franklin Mutual Shares Class 2 Shares	5,255	(260,352)	(255,097)	13,310	(501,199)	(487,889)
Franklin Rising Dividends Class 2 Shares	78,270	(303,923)	(225,653)	5,616	(235,512)	(229,896)
Franklin Small Cap Value Class 2 Shares	65,016	(225,561)	(160,545)	72,069	(166,409)	(94,340)
Franklin Small-Mid Cap Growth Class 2 Shares	50,649	(530,867)	(480,218)	87,553	(522,120)	(434,567)
Franklin Templeton Developing Markets Class 2 Shares	1,893	(144,072)	(142,179)	25,947	(102,874)	(76,927)
Franklin Templeton Foreign Class 2 Shares	5,099	(145,160)	(140,061)	7,877	(210,803)	(202,926)
Invesco V.I. American Franchise Series I Shares	37,942	(436,818)	(398,876)	39	(149,113)	(149,074)
Invesco V.I. American Franchise Series II Shares	30	(27,380)	(27,350)	27	(5,783)	(5,756)
Invesco V.I. American Value Series II Shares	367,972	(101,046)	266,926	-	-	-
Invesco V.I. Capital Appreciation Series I Shares	129,336	(604,884)	(475,548)	37,059	(1,006,643)	(969,584)
Invesco V.I. Capital Appreciation Series II Shares	4,057	(31,312)	(27,255)	9,563	(37,315)	(27,752)
Invesco V.I. Comstock Series II Shares	61,742	(221,890)	(160,148)	94,854	(129,142)	(34,288)
Invesco V.I. Conservative Balanced Series I Shares	8,396	(85,883)	(77,487)	1,681	(128,850)	(127,169)
Invesco V.I. Conservative Balanced Series II Shares	-	(32,365)	(32,365)	11,447	(7,216)	4,231
Invesco V.I. Core Equity Series I Shares	176,787	(784,619)	(607,832)	76,309	(1,206,322)	(1,130,013)
Invesco V.I. Core Equity Series II Shares	22,223	(82,234)	(60,011)	35,894	(93,815)	(57,921)

64

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollars Net Increase	Units Purchased in	and Transferred	Dollars Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)

Invesco V.I. Discovery Mid Cap Growth Series II Shares	$18,146	$(43,424)	$(25,278)	$182,215	$(48,286)	$133,929
Invesco V.I. Equity and Income Series II Shares	135,057	(520,933)	(385,876)	255,718	(712,452)	(456,734)
Invesco V.I. Global Series I Shares	210,917	(701,560)	(490,643)	14,639	(228,889)	(214,250)
Invesco V.I. Global Series II Shares	270	(126,570)	(126,300)	232	(1,240)	(1,008)
Invesco V.I. Global Strategic Income Series I Shares	115,529	(366,436)	(250,907)	19,542	(136,639)	(117,097)
Invesco V.I. Global Strategic Income Series II Shares	10,216	(117,237)	(107,021)	6,748	(105,277)	(98,529)
Invesco V.I. Government Securities Series I Shares	13,501	(131,900)	(118,399)	57,947	(16,806)	41,141
Invesco V.I. Government Securities Series II Shares	7,376	(173,905)	(166,529)	104,768	(86,357)	18,411
Invesco V.I. International Growth Series I Shares	3,503	(81,236)	(77,733)	2,665	(42,706)	(40,041)
Invesco V.I. International Growth Series II Shares	-	(10,390)	(10,390)	6,251	(13,742)	(7,491)
Invesco V.I. Main Street Series I Shares	22,554	(407,406)	(384,852)	63,398	(345,588)	(282,190)
Invesco V.I. Main Street Series II Shares	839	(161,111)	(160,272)	44,839	(183,745)	(138,906)
Invesco V.I. Main Street Mid Cap Series II Shares	15,137	(43,229)	(28,092)	3,828	(25,393)	(21,565)
Invesco V.I. Main Street Small Cap Series II Shares	7,055	(28,498)	(21,443)	16,507	(13,414)	3,093
Janus Henderson - Balanced Service Shares	16,428	(370,336)	(353,908)	328,945	(451,155)	(122,210)
Janus Henderson - Enterprise Service Shares	-	(197,842)	(197,842)	-	(36,322)	(36,322)
Janus Henderson - Forty Service Shares	-	(9,640)	(9,640)	11,782	(9,403)	2,379
Janus Henderson - Global Research Service Shares	2	(127,376)	(127,374)	-	(68,938)	(68,938)
Janus Henderson - Mid Cap Value Service Shares	411	(2,120)	(1,709)	266	(16,141)	(15,875)
Janus Henderson - Overseas Service Shares	30,141	(254,980)	(224,839)	4,208	(102,705)	(98,497)
Janus Henderson - Research Service Shares	43,562	(214,956)	(171,394)	-	(111,313)	(111,313)
JPMorgan Insurance Trust Core Bond Class 1 Shares	343,089	(449,743)	(106,654)	131,210	(642,359)	(511,149)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	48,991	(593,560)	(544,569)	198,340	(182,878)	15,462
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	91,266	(824,755)	(733,489)	85,234	(575,507)	(490,273)
MFS® Core Equity Initial Class	-	(10,308)	(10,308)	-	(2,395)	(2,395)
MFS® Growth Initial Class	177,007	(507,727)	(330,720)	26,691	(608,389)	(581,698)
MFS® Growth Service Class	-	(114,996)	(114,996)	2,029	(121,241)	(119,212)

65

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollars Net Increase	Units Purchased in	and Transferred	Dollars Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)

MFS® Massachusetts Investors Growth Stock Initial Class	$-	$(11,720)	$(11,720)	$-	$(4,760)	$(4,760)
MFS® Massachusetts Investors Growth Stock Service Class	83,525	(212,207)	(128,682)	16,538	(151,742)	(135,204)
MFS® New Discovery Initial Class	4,109	(58,315)	(54,206)	2,782	(23,467)	(20,685)
MFS® New Discovery Service Class	29	(54,513)	(54,484)	42	(133,585)	(133,543)
MFS® Research Initial Class	41,033	(92,216)	(51,183)	42,368	(273,463)	(231,095)
MFS® Research Service Class	47,734	(135,685)	(87,951)	19,085	(147,815)	(128,730)
MFS® Total Return Initial Class	145,967	(1,048,285)	(902,318)	1,090	(788,631)	(787,541)
MFS® Total Return Service Class	736	(649,427)	(648,691)	8,380	(555,933)	(547,553)
MFS® Total Return Bond Initial Class	-	(11,617)	(11,617)	-	(9,799)	(9,799)
MFS® Total Return Bond Service Class	126,573	(134,589)	(8,016)	49,404	(246,762)	(197,358)
MFS® Utilities Initial Class	109,723	(410,948)	(301,225)	76,363	(894,467)	(818,104)
MFS® Utilities Service Class	13,087	(174,367)	(161,280)	41,940	(136,488)	(94,548)
MS VIF Global Franchise Class II Shares	16,834	(138,965)	(122,131)	42,075	(250,519)	(208,444)
Putnam VT Diversified Income Class IB Shares	18,930	(56,145)	(37,215)	38,594	(112,395)	(73,801)
Putnam VT Focused International Equity Class IB Shares	7,248	(90,252)	(83,004)	8,452	(462,878)	(454,426)
Putnam VT George Putnam Balanced Class IB Shares	52,635	(94,826)	(42,191)	20	(29,184)	(29,164)
Putnam VT Global Health Care Class IB Shares	116	(26,417)	(26,301)	7,560	(3,115)	4,445
Putnam VT Government Money Market Class IB Shares	1,373,548	(1,343,574)	29,974	1,132,426	(699,696)	432,730
Putnam VT Growth Opportunities Class IB Shares	45,128	(191,506)	(146,378)	3,936	(63,657)	(59,721)
Putnam VT Income Class IB Shares	24,452	(49,532)	(25,080)	-	(22,771)	(22,771)
Putnam VT International Equity Class IB Shares	4,453	(36,390)	(31,937)	-	(2,098)	(2,098)
Putnam VT Large Cap Value Class IB Shares	56,731	(483,434)	(426,703)	17,960	(435,916)	(417,956)
Putnam VT Multi-Cap Core Class IB Shares	-	(219)	(219)	-	(432)	(432)
Putnam VT Research Class IB Shares	-	(526)	(526)	-	(427)	(427)
Putnam VT Sustainable Leaders Class IB Shares	-	(47)	(47)	805	(600)	205
TA Aegon High Yield Bond Initial Class	289,808	(1,049,166)	(759,358)	592,808	(917,534)	(324,726)
TA Aegon High Yield Bond Service Class	20,772	(43,487)	(22,715)	6,611	(204,579)	(197,968)

66

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollars Net Increase	Units Purchased in	and Transferred	Dollars Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)

TA Aegon Sustainable Equity Income Initial Class	$326,352	$(1,928,110)	$(1,601,758)	$395,289	$(1,408,804)	$(1,013,515)
TA Aegon Sustainable Equity Income Service Class	123,641	(656,661)	(533,020)	96,478	(109,304)	(12,826)
TA Aegon U.S. Government Securities Initial Class	458,783	(1,013,331)	(554,548)	1,632,804	(1,802,050)	(169,246)
TA Aegon U.S. Government Securities Service Class	237,090	(1,258,972)	(1,021,882)	5,326,192	(5,310,276)	15,916
TA BlackRock Global Real Estate Securities Initial Class	11,172	(256,174)	(245,002)	40,589	(367,504)	(326,915)
TA BlackRock Global Real Estate Securities Service Class	3,858	(95,453)	(91,595)	15,443	(180,158)	(164,715)
TA BlackRock Government Money Market Initial Class	2,606,465	(2,323,464)	283,001	3,402,481	(3,796,861)	(394,380)
TA BlackRock Government Money Market Service Class	5,631,994	(2,592,426)	3,039,568	5,595,017	(5,048,216)	546,801
TA BlackRock iShares Edge 40 Initial Class	134,226	(456,266)	(322,040)	91,348	(152,467)	(61,119)
TA BlackRock iShares Edge 40 Service Class	48,101	(48,836)	(735)	7,744	(87,058)	(79,314)
TA International Focus Initial Class	91,152	(624,018)	(532,866)	204,945	(367,390)	(162,445)
TA International Focus Service Class	12,678	(128,698)	(116,020)	5,966	(19,579)	(13,613)
TA Janus Mid-Cap Growth Initial Class	87,817	(1,380,614)	(1,292,797)	128,018	(1,012,213)	(884,195)
TA Janus Mid-Cap Growth Service Class	14,405	(48,554)	(34,149)	14,477	(964,981)	(950,504)
TA JPMorgan Asset Allocation - Conservative Initial Class	176,973	(2,106,395)	(1,929,422)	1,625,790	(1,845,106)	(219,316)
TA JPMorgan Asset Allocation - Conservative Service Class	1,538,569	(4,898,190)	(3,359,621)	1,375,517	(5,259,553)	(3,884,036)
TA JPMorgan Asset Allocation - Growth Initial Class	13,433	(2,002,715)	(1,989,282)	947,829	(1,576,279)	(628,450)
TA JPMorgan Asset Allocation - Growth Service Class	742,675	(2,301,789)	(1,559,114)	751,953	(1,360,203)	(608,250)
TA JPMorgan Asset Allocation - Moderate Initial Class	810,895	(5,691,087)	(4,880,192)	1,580,792	(3,103,562)	(1,522,770)
TA JPMorgan Asset Allocation - Moderate Service Class	995,142	(8,424,341)	(7,429,199)	2,167,570	(9,964,217)	(7,796,647)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	628,506	(4,803,597)	(4,175,091)	2,072,490	(3,706,438)	(1,633,948)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,181,110	(21,822,424)	(20,641,314)	1,896,648	(20,914,218)	(19,017,570)
TA JPMorgan Core Bond Initial Class	132,363	(278,415)	(146,052)	82,585	(202,440)	(119,855)
TA JPMorgan Enhanced Index Initial Class	430,464	(2,032,868)	(1,602,404)	1,588,477	(2,068,412)	(479,935)
TA JPMorgan Enhanced Index Service Class	-	(92,173)	(92,173)	200,000	(1,393,483)	(1,193,483)
TA JPMorgan International Moderate Growth Initial Class	485	(9,896)	(9,411)	203	(9,184)	(8,981)

67

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollars Net Increase	Units Purchased in	and Transferred	Dollars Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)

TA JPMorgan International Moderate Growth Service Class	$112,726	$(955,476)	$(842,750)	$209,629	$(1,600,667)	$(1,391,038)
TA JPMorgan Mid Cap Value Initial Class	88,217	(208,598)	(120,381)	120,954	(130,417)	(9,463)
TA JPMorgan Tactical Allocation Initial Class	16,426	(239,967)	(223,541)	58,014	(174,372)	(116,358)
TA JPMorgan Tactical Allocation Service Class	50,354	(91,757)	(41,403)	26,724	(172,889)	(146,165)
TA Morgan Stanley Capital Growth Initial Class	419,220	(3,310,386)	(2,891,166)	221,783	(2,731,643)	(2,509,860)
TA Morgan Stanley Capital Growth Service Class	1,016,121	(1,663,169)	(647,048)	1,145,056	(1,928,228)	(783,172)
TA Multi-Managed Balanced Initial Class	353,642	(1,149,353)	(795,711)	179,215	(572,638)	(393,423)
TA Multi-Managed Balanced Service Class	300,303	(2,885,257)	(2,584,954)	1,093,843	(3,044,483)	(1,950,640)
TA PIMCO Total Return Initial Class	398,334	(1,573,771)	(1,175,437)	2,054,285	(2,728,001)	(673,716)
TA PIMCO Total Return Service Class	755,696	(561,837)	193,859	1,068,375	(939,093)	129,282
TA Small/Mid Cap Value Initial Class	66,263	(676,109)	(609,846)	28,763	(318,545)	(289,782)
TA T. Rowe Price Small Cap Initial Class	11,933	(524,356)	(512,423)	192,644	(482,683)	(290,039)
TA T. Rowe Price Small Cap Service Class	3,904	(296,973)	(293,069)	34,105	(367,336)	(333,231)
TA TS&W International Equity Initial Class	36,052	(397,644)	(361,592)	44,440	(82,359)	(37,919)
TA TS&W International Equity Service Class	18,780	(116,756)	(97,976)	11,160	(30,503)	(19,343)
TA WMC US Growth Initial Class	510,615	(4,600,218)	(4,089,603)	621,779	(4,034,131)	(3,412,352)
TA WMC US Growth Service Class	223,332	(1,840,355)	(1,617,023)	551,285	(1,076,721)	(525,436)
Wanger USA	43,832	(373,655)	(329,823)	103,418	(372,224)	(268,806)

68

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Global Thematic Growth Class B Shares
12/31/2021	594,713	$4.56	to	$23.77	$ 1,135,084	-%	1.05%	to	2.65%	21.30%	to	19.41%
12/31/2020	642,848	3.76	to	19.90	1,039,738	0.45	1.05	to	2.65	37.64	to	35.49
12/31/2019	692,982	2.73	to	14.69	811,760	0.16	1.05	to	2.65	28.43	to	26.43
12/31/2018	757,232	2.13	to	11.62	666,930	-	1.05	to	2.65	(10.92)	to	(12.32)
12/31/2017	996,423	2.39	to	13.25	878,926	0.27	1.05	to	2.65	34.89	to	32.79
AB Growth and Income Class B Shares
12/31/2021	860,559	3.60	to	3.21	2,506,746	0.69	0.85	to	2.95	26.76	to	24.18
12/31/2020	1,111,247	2.84	to	2.58	2,594,359	1.34	0.85	to	2.95	1.61	to	(0.46)
12/31/2019	1,094,403	2.80	to	2.60	2,533,706	1.00	0.85	to	2.95	22.57	to	20.07
12/31/2018	1,256,583	2.28	to	2.16	2,385,454	0.74	0.85	to	2.95	(6.64)	to	(8.56)
12/31/2017	1,338,070	2.44	to	2.36	2,747,932	1.25	0.85	to	2.95	17.60	to	15.21
AB Large Cap Growth Class B Shares
12/31/2021	853,726	6.94	to	26.79	3,263,647	-	0.85	to	2.95	27.57	to	24.97
12/31/2020	1,030,747	5.44	to	21.44	3,107,239	-	0.85	to	2.95	34.01	to	31.28
12/31/2019	1,100,717	4.06	to	16.33	2,492,984	-	0.85	to	2.95	33.23	to	30.51
12/31/2018	1,038,987	3.04	to	12.51	1,814,808	-	0.85	to	2.95	1.46	to	(0.63)
12/31/2017	1,126,902	3.00	to	12.59	1,953,953	-	0.85	to	2.95	30.57	to	27.91
Allspring VT International Equity Class 1 Shares
12/31/2021	285,726	2.33	to	1.49	593,155	1.41	1.25	to	2.50	6.06	to	4.77
12/31/2020	327,454	2.20	to	1.42	642,815	2.96	1.25	to	2.50	3.59	to	2.33
12/31/2019	360,720	2.12	to	1.39	685,741	4.19	1.25	to	2.50	14.08	to	12.68
12/31/2018	419,578	1.86	to	1.23	703,436	11.73	1.25	to	2.50	(17.89)	to	(18.90)
12/31/2017	427,772	2.27	to	1.52	897,307	3.11	1.25	to	2.50	23.32	to	21.82
Allspring VT International Equity Class 2 Shares
12/31/2021	14,914	2.57	to	11.77	36,173	1.08	1.05	to	2.50	5.76	to	4.26
12/31/2020	15,596	2.43	to	11.28	35,853	2.61	1.05	to	2.50	3.84	to	2.37
12/31/2019	26,007	2.34	to	11.02	57,959	3.74	1.05	to	2.50	14.29	to	12.67
12/31/2018	26,008	2.05	to	9.78	50,822	10.76	1.05	to	2.50	(18.14)	to	(19.31)
12/31/2017	36,065	2.50	to	12.12	86,515	2.99	1.05	to	2.50	23.05	to	21.32
Allspring VT Omega Growth Class 1 Shares
12/31/2021	268,199	6.29	to	3.75	1,750,141	-	1.25	to	2.50	13.85	to	12.46
12/31/2020	325,936	5.52	to	3.34	1,870,182	-	1.25	to	2.50	41.64	to	39.91
12/31/2019	370,534	3.90	to	2.38	1,491,632	-	1.25	to	2.50	35.70	to	34.04
12/31/2018	418,500	2.87	to	1.78	1,241,285	-	1.25	to	2.50	(0.73)	to	(1.95)
12/31/2017	429,921	2.89	to	1.81	1,351,148	0.24	1.25	to	2.50	33.29	to	31.67
Allspring VT Omega Growth Class 2 Shares
12/31/2021	41,559	9.00	to	26.55	346,827	-	1.05	to	2.50	13.78	to	12.17
12/31/2020	43,543	7.91	to	23.67	320,710	-	1.05	to	2.50	41.70	to	39.70
12/31/2019	45,640	5.58	to	16.94	238,228	-	1.05	to	2.50	35.62	to	33.70
12/31/2018	50,621	4.12	to	12.67	195,903	-	1.05	to	2.50	(0.77)	to	(2.18)
12/31/2017	56,199	4.15	to	12.95	220,463	0.01	1.05	to	2.50	33.20	to	31.32
Allspring VT Opportunity Class 1 Shares
12/31/2021	491,012	3.82	to	3.37	1,830,364	0.25	1.25	to	2.50	23.52	to	22.02
12/31/2020	570,935	3.09	to	2.76	1,727,970	0.71	1.25	to	2.50	19.83	to	18.37
12/31/2019	631,247	2.58	to	2.33	1,598,532	0.56	1.25	to	2.50	30.18	to	28.60
12/31/2018	710,636	1.98	to	1.81	1,385,359	0.44	1.25	to	2.50	(8.08)	to	(9.21)
12/31/2017	763,485	2.16	to	2.00	1,630,099	0.91	1.25	to	2.50	19.24	to	17.79

69

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Allspring VT Opportunity Class 2 Shares
12/31/2021	36,202	$3.80	to	$19.26	$ 132,082	0.04%	1.05%	to	2.50%	23.48%	to	21.74%
12/31/2020	38,127	3.08	to	15.82	113,104	0.43	1.05	to	2.50	19.75	to	18.05
12/31/2019	41,732	2.57	to	13.40	103,795	0.21	1.05	to	2.50	30.10	to	28.26
12/31/2018	81,187	1.98	to	10.45	156,593	0.19	1.05	to	2.50	(8.12)	to	(9.42)
12/31/2017	92,423	2.15	to	11.53	194,750	0.69	1.05	to	2.50	19.19	to	17.51
Allspring VT Small Cap Growth Class 1 Shares
12/31/2021	468,202	4.92	to	3.26	2,186,457	-	1.25	to	2.50	6.60	to	5.30
12/31/2020	502,137	4.62	to	3.10	2,200,830	-	1.25	to	2.50	56.15	to	54.24
12/31/2019	533,305	2.96	to	2.01	1,497,167	-	1.25	to	2.50	23.76	to	22.25
12/31/2018	593,133	2.39	to	1.64	1,345,373	-	1.25	to	2.50	0.21	to	(1.02)
12/31/2017	600,550	2.38	to	1.66	1,410,534	-	1.25	to	2.50	24.59	to	23.07
Allspring VT Small Cap Growth Class 2 Shares
12/31/2021	36,379	4.69	to	23.57	166,191	-	1.05	to	2.50	6.52	to	5.01
12/31/2020	39,390	4.41	to	22.44	169,560	-	1.05	to	2.50	56.15	to	53.94
12/31/2019	43,343	2.82	to	14.58	119,814	-	1.05	to	2.50	23.53	to	21.78
12/31/2018	40,862	2.28	to	11.97	91,492	-	1.05	to	2.50	0.25	to	(1.18)
12/31/2017	50,270	2.28	to	12.11	112,757	-	1.05	to	2.50	24.55	to	22.80
BNY Mellon Stock Index Initial Shares
12/31/2021	397,057	5.13	to	4.39	1,994,787	1.13	1.25	to	2.50	26.83	to	25.28
12/31/2020	476,795	4.05	to	3.50	1,893,906	1.58	1.25	to	2.50	16.55	to	15.13
12/31/2019	503,367	3.47	to	3.04	1,715,912	1.67	1.25	to	2.50	29.56	to	27.98
12/31/2018	606,500	2.68	to	2.38	1,594,178	1.64	1.25	to	2.50	(5.82)	to	(6.97)
12/31/2017	671,542	2.84	to	2.56	1,880,752	1.65	1.25	to	2.50	20.04	to	18.58
BNY Mellon Stock Index Service Shares
12/31/2021	6,286	4.59	to	3.58	22,515	0.81	1.25	to	2.50	26.54	to	24.99
12/31/2020	6,700	3.63	to	2.87	19,199	1.31	1.25	to	2.50	16.26	to	14.84
12/31/2019	7,217	3.12	to	2.50	18,009	1.45	1.25	to	2.50	29.23	to	27.65
12/31/2018	7,989	2.41	to	1.95	15,616	1.39	1.25	to	2.50	(6.04)	to	(7.19)
12/31/2017	11,132	2.57	to	2.11	23,444	1.45	1.25	to	2.50	19.72	to	18.26
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2021	90,555	2.54	to	20.24	229,679	0.76	1.40	to	2.65	25.24	to	23.72
12/31/2020	97,939	2.03	to	16.36	198,340	1.29	1.40	to	2.65	22.43	to	20.94
12/31/2019	160,241	1.65	to	13.53	265,056	1.43	1.40	to	2.65	32.50	to	30.89
12/31/2018	160,813	1.25	to	10.34	200,750	1.74	1.40	to	2.65	(5.73)	to	(6.88)
12/31/2017	161,990	1.32	to	11.10	214,509	1.12	1.40	to	2.65	13.75	to	12.37
BNY Mellon VIF Appreciation Initial Shares
12/31/2021	475,862	5.47	to	22.07	2,604,111	0.44	1.40	to	2.65	25.38	to	23.85
12/31/2020	512,061	4.36	to	17.82	2,233,121	0.79	1.40	to	2.65	21.98	to	20.50
12/31/2019	542,656	3.58	to	14.79	1,940,214	1.16	1.40	to	2.65	34.22	to	32.58
12/31/2018	572,941	2.67	to	11.16	1,526,328	1.25	1.40	to	2.65	(8.15)	to	(9.27)
12/31/2017	626,773	2.90	to	12.30	1,817,956	1.33	1.40	to	2.65	25.58	to	24.06
BNY Mellon VIF Government Money Market
12/31/2021	849,145	1.08	to	0.73	893,513	0.01	1.25	to	2.50	(1.23)	to	(2.43)
12/31/2020	1,013,958	1.09	to	0.75	1,079,879	0.22	1.25	to	2.50	(1.03)	to	(2.23)
12/31/2019	1,045,167	1.10	to	0.76	1,125,470	1.63	1.25	to	2.50	0.41	to	(0.82)
12/31/2018	855,295	1.10	to	0.77	919,678	1.25	1.25	to	2.50	0.03	to	(1.20)
12/31/2017	1,075,483	1.10	to	0.78	1,157,392	0.34	1.25	to	2.50	(0.89)	to	(2.10)
BNY Mellon VIF Growth and Income Initial Shares
12/31/2021	250,827	4.45	to	19.96	1,116,956	0.47	1.40	to	2.65	23.90	to	22.39
12/31/2020	286,523	3.59	to	16.31	1,029,826	0.77	1.40	to	2.65	22.91	to	21.42
12/31/2019	286,292	2.92	to	13.43	837,177	1.07	1.40	to	2.65	27.34	to	25.79
12/31/2018	299,742	2.30	to	10.68	688,328	0.79	1.40	to	2.65	(6.01)	to	(7.16)
12/31/2017	365,887	2.44	to	11.50	893,936	0.74	1.40	to	2.65	18.06	to	16.63

70

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2021	532,421	$3.14	to	$14.77	$ 1,674,329	0.11%	1.40%	to	2.65%	14.85%	to	13.46%
12/31/2020	555,874	2.73	to	13.02	1,522,102	0.65	1.40	to	2.65	18.24	to	16.80
12/31/2019	579,485	2.31	to	11.15	1,342,003	-	1.40	to	2.65	20.10	to	18.63
12/31/2018	666,795	1.92	to	9.40	1,289,621	-	1.40	to	2.65	(20.20)	to	(21.18)
12/31/2017	708,503	2.41	to	11.92	1,717,393	-	1.40	to	2.65	22.96	to	21.47
Columbia - Dividend Opportunity Class 1 Shares
12/31/2021	364,669	2.35	to	15.04	892,198	-	1.05	to	2.50	24.85	to	23.09
12/31/2020	384,921	1.88	to	12.22	759,645	-	1.05	to	2.50	0.10	to	(1.32)
12/31/2019	466,297	1.88	to	12.38	916,739	-	1.05	to	2.50	22.78	to	21.04
12/31/2018	488,730	1.53	to	10.23	790,315	-	1.05	to	2.50	(6.72)	to	(8.04)
12/31/2017	545,089	1.64	to	11.12	943,424	-	1.05	to	2.50	13.19	to	11.60
Columbia - Income Opportunity Class 1 Shares
12/31/2021	958,319	1.40	to	1.24	1,303,953	9.15	1.05	to	2.50	3.41	to	1.95
12/31/2020	1,025,977	1.35	to	1.21	1,354,605	4.78	1.05	to	2.50	4.80	to	3.31
12/31/2019	1,142,646	1.29	to	1.17	1,444,680	5.12	1.05	to	2.50	15.26	to	13.63
12/31/2018	1,275,642	1.12	to	1.03	1,403,501	4.91	1.05	to	2.50	(4.76)	to	(6.12)
12/31/2017	1,417,560	1.18	to	1.10	1,643,365	6.18	1.05	to	2.50	5.45	to	3.97
Columbia - Large Cap Growth Class 1 Shares
12/31/2021	1,659,549	2.86	to	2.64	4,648,354	-	1.05	to	2.50	27.39	to	25.59
12/31/2020	1,910,999	2.25	to	2.10	4,217,777	-	1.05	to	2.50	33.34	to	31.45
12/31/2019	2,227,860	1.68	to	1.60	3,702,606	-	1.05	to	2.50	34.49	to	32.59
12/31/2018	2,504,104	1.25	to	1.21	3,105,551	-	1.05	to	2.50	(4.94)	to	(6.30)
12/31/2017	2,772,217	1.32	to	1.29	3,632,282	-	1.05	to	2.50	26.81	to	25.02
Columbia - Mid Cap Growth Class 1 Shares
12/31/2021	470,769	3.21	to	2.83	1,458,449	-	1.05	to	2.50	15.36	to	13.73
12/31/2020	492,115	2.78	to	2.49	1,326,684	-	1.05	to	2.50	34.02	to	32.12
12/31/2019	574,882	2.07	to	1.89	1,161,640	-	1.05	to	2.50	33.78	to	31.88
12/31/2018	654,753	1.55	to	1.43	992,649	-	1.05	to	2.50	(5.77)	to	(7.11)
12/31/2017	690,886	1.65	to	1.54	1,119,118	-	1.05	to	2.50	21.71	to	20.00
Columbia - Overseas Core Class 2 Shares
12/31/2021	1,037,491	1.43	to	1.32	1,460,494	1.10	1.05	to	2.50	8.60	to	7.07
12/31/2020	1,149,888	1.32	to	1.24	1,495,377	1.45	1.05	to	2.50	7.69	to	6.17
12/31/2019	1,377,826	1.23	to	1.16	1,669,865	1.82	1.05	to	2.50	23.85	to	22.10
12/31/2018	1,563,951	0.99	to	0.95	1,534,709	2.54	1.05	to	2.50	(17.68)	to	(18.85)
12/31/2017	1,822,465	1.20	to	1.17	2,181,589	1.87	1.05	to	2.50	25.86	to	24.09
Columbia - Select Mid Cap Value Class 1 Shares
12/31/2021	93,830	2.74	to	16.02	272,455	-	1.05	to	2.50	30.95	to	29.10
12/31/2020	125,461	2.10	to	12.41	274,450	-	1.05	to	2.50	6.36	to	4.86
12/31/2019	143,411	1.97	to	11.84	273,365	-	1.05	to	2.50	30.26	to	28.42
12/31/2018	304,570	1.51	to	9.22	450,057	-	1.05	to	2.50	(14.20)	to	(15.42)
12/31/2017	394,426	1.76	to	10.90	679,991	-	1.05	to	2.50	12.37	to	10.78
Columbia - Small Cap Value Class 1 Shares
12/31/2021	234,137	5.77	to	1.70	971,018	0.67	1.05	to	2.50	27.85	to	26.04
12/31/2020	266,687	4.51	to	1.35	860,898	0.62	1.05	to	2.50	7.67	to	6.14
12/31/2019	283,132	4.19	to	1.27	854,251	0.55	1.05	to	2.50	20.08	to	18.38
12/31/2018	337,875	3.49	to	1.07	876,836	0.40	1.05	to	2.50	(18.87)	to	(20.02)
12/31/2017	380,239	4.30	to	1.34	1,240,001	0.52	1.05	to	2.50	13.13	to	11.53
Columbia - Small Company Growth Class 1 Shares
12/31/2021	6,640	4.31	to	26.00	38,281	-	1.05	to	2.50	(3.91)	to	(5.27)
12/31/2020	8,738	4.49	to	27.45	49,961	-	1.05	to	2.50	69.35	to	66.96
12/31/2019	8,785	2.65	to	16.44	30,196	-	1.05	to	2.50	39.23	to	37.27
12/31/2018	8,840	1.90	to	11.98	22,274	-	1.05	to	2.50	(2.78)	to	(4.16)
12/31/2017	10,172	1.96	to	12.50	25,918	-	1.05	to	2.50	27.91	to	26.11

71

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Columbia - Strategic Income Class 1 Shares
12/31/2021	330,561	$2.39	to	$11.25	$ 731,576	5.44%	1.05%	to	2.50%	1.03%	to	(0.40	) %
12/31/2020	355,811	2.37	to	11.29	780,640	3.57	1.05	to	2.50	5.71	to	4.21
12/31/2019	391,289	2.24	to	10.84	798,329	3.80	1.05	to	2.50	9.23	to	7.68
12/31/2018	468,394	2.05	to	10.06	870,655	3.20	1.05	to	2.50	(1.43)	to	(2.83)
12/31/2017	605,077	2.08	to	10.36	1,164,335	3.02	1.05	to	2.50	5.26	to	4.28
CTIVP® - Loomis Sayles Growth Class 1 Shares
12/31/2021	1,460,926	2.67	to	2.46	3,828,722	-	1.05	to	2.50	17.34	to	15.68
12/31/2020	1,613,885	2.27	to	2.13	3,615,329	-	1.05	to	2.50	30.56	to	28.72
12/31/2019	1,866,355	1.74	to	1.65	3,216,635	-	1.05	to	2.50	30.39	to	28.54
12/31/2018	2,077,860	1.34	to	1.29	2,753,683	-	1.05	to	2.50	(3.42)	to	(4.79)
12/31/2017	2,368,381	1.38	to	1.35	3,260,408	-	1.05	to	2.50	31.65	to	29.80
Davis Value
12/31/2021	1,165,845	4.31	to	2.83	3,746,669	0.57	1.05	to	2.50	16.63	to	14.98
12/31/2020	1,332,711	3.70	to	2.46	3,663,319	0.70	1.05	to	2.50	10.56	to	9.00
12/31/2019	1,686,111	3.35	to	2.26	4,164,271	1.59	1.05	to	2.50	29.80	to	27.97
12/31/2018	1,814,786	2.58	to	1.76	3,459,171	0.84	1.05	to	2.50	(14.51)	to	(15.72)
12/31/2017	1,986,371	3.01	to	2.09	4,448,233	0.76	1.05	to	2.50	21.36	to	19.65
Federated Hermes Government Money II Service Shares
12/31/2021	3,621,544	1.00	to	9.07	3,370,633	-	1.05	to	2.65	(1.04)	to	(2.58)
12/31/2020	4,306,880	1.01	to	9.31	4,065,950	0.17	1.05	to	2.65	(0.84)	to	(2.38)
12/31/2019	3,362,394	1.02	to	9.54	3,209,828	1.62	1.05	to	2.65	0.59	to	(0.98)
12/31/2018	3,289,729	1.01	to	9.63	3,146,835	1.25	1.05	to	2.65	0.19	to	(1.38)
12/31/2017	3,229,340	1.01	to	9.77	3,093,392	0.30	1.05	to	2.65	(0.73)	to	(2.27)
Federated Hermes High Income Bond II Primary Shares
12/31/2021	651,983	3.00	to	11.55	1,857,360	4.97	1.05	to	2.65	3.76	to	2.14
12/31/2020	781,213	2.89	to	11.31	2,154,255	5.90	1.05	to	2.65	4.49	to	2.86
12/31/2019	815,281	2.77	to	10.99	2,158,062	6.14	1.05	to	2.65	13.35	to	11.59
12/31/2018	876,005	2.44	to	9.85	2,053,595	8.15	1.05	to	2.65	(4.30)	to	(5.80)
12/31/2017	953,194	2.55	to	10.46	2,376,865	6.80	1.05	to	2.65	5.83	to	4.19
Federated Hermes Kaufmann II Primary Shares
12/31/2021	356,018	7.08	to	3.75	2,206,386	-	1.05	to	2.50	1.44	to	0.01
12/31/2020	390,085	6.98	to	3.75	2,393,507	-	1.05	to	2.50	27.46	to	25.65
12/31/2019	435,250	5.48	to	2.99	2,112,262	-	1.05	to	2.50	32.43	to	30.56
12/31/2018	542,733	4.14	to	2.29	2,044,532	-	1.05	to	2.50	2.76	to	1.29
12/31/2017	597,094	4.03	to	2.26	2,288,180	-	1.05	to	2.50	27.00	to	25.21
Federated Hermes Kaufmann II Service Shares
12/31/2021	380,725	4.96	to	20.08	1,827,772	-	1.05	to	2.50	1.20	to	(0.23)
12/31/2020	428,890	4.90	to	20.13	2,037,342	-	1.05	to	2.50	27.15	to	25.35
12/31/2019	529,623	3.86	to	16.06	1,983,324	-	1.05	to	2.50	32.13	to	30.26
12/31/2018	668,470	2.92	to	12.33	1,897,970	-	1.05	to	2.50	2.49	to	1.03
12/31/2017	792,252	2.85	to	12.20	2,198,898	-	1.05	to	2.50	26.65	to	25.47
Federated Hermes Managed Volatility II Primary Shares
12/31/2021	354,525	2.26	to	13.54	826,804	1.79	1.05	to	2.65	17.28	to	15.45
12/31/2020	402,180	1.93	to	11.73	797,437	2.61	1.05	to	2.65	(0.12)	to	(1.67)
12/31/2019	454,035	1.93	to	11.93	899,649	2.09	1.05	to	2.65	18.98	to	17.12
12/31/2018	511,177	1.62	to	10.19	848,654	1.87	1.05	to	2.65	(9.45)	to	(10.87)
12/31/2017	335,675	1.78	to	11.43	642,449	3.99	1.05	to	2.65	16.89	to	15.07
Federated Hermes Managed Volatility II Service Shares
12/31/2021	304,573	1.27	to	12.11	384,868	1.57	1.05	to	2.50	17.03	to	15.37
12/31/2020	326,762	1.09	to	10.50	353,494	2.04	1.05	to	2.50	(0.34)	to	(1.75)
12/31/2019	367,141	1.09	to	10.69	399,188	2.10	1.05	to	2.50	18.67	to	16.99
12/31/2018(1)	484,328	0.92	to	9.14	444,507	-	1.05	to	2.50	-	to	-

72

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Federated Hermes Quality Bond II Primary Shares
12/31/2021	95,476	$1.72	to	$10.65	$166,733	2.61%	1.05%	to	2.50%	(2.42	) %	to	(3.80	) %
12/31/2020	126,380	1.76	to	11.07	225,676	2.76	1.05	to	2.50	7.00		to	5.48
12/31/2019	153,263	1.65	to	10.49	259,100	2.91	1.05	to	2.50	8.31		to	6.77
12/31/2018	169,376	1.52	to	9.83	266,261	3.06	1.05	to	2.50	(1.63)		to	(3.03)
12/31/2017	175,203	1.55	to	10.14	281,089	3.33	1.05	to	2.50	2.96		to	2.00
Fidelity® VIP Asset Manager Initial Class
12/31/2021	337,969	2.67	to	1.46	1,171,414	1.54	1.15	to	3.85	8.67		to	5.84
12/31/2020	383,693	2.46	to	1.37	1,226,885	1.52	1.15	to	3.85	13.56		to	10.61
12/31/2019	398,343	2.17	to	1.24	1,123,600	1.74	1.15	to	3.85	16.90		to	13.87
12/31/2018	433,807	1.85	to	1.09	1,049,082	1.54	1.15	to	3.85	(6.43)		to	(8.88)
12/31/2017	546,928	1.98	to	1.20	1,415,744	1.83	1.15	to	3.85	12.81		to	9.89
Fidelity® VIP Asset Manager: Growth Initial Class
12/31/2021	149,185	2.64	to	1.43	556,420	1.35	1.15	to	3.85	12.67		to	9.74
12/31/2020	184,456	2.35	to	1.30	611,843	1.05	1.15	to	3.85	15.93		to	12.92
12/31/2019	212,161	2.02	to	1.15	607,887	1.48	1.15	to	3.85	21.43		to	18.27
12/31/2018	240,873	1.67	to	0.97	570,029	1.44	1.15	to	3.85	(8.70)		to	(11.09)
12/31/2017	250,910	1.83	to	1.09	651,324	1.22	1.15	to	3.85	17.38		to	14.34
Fidelity® VIP Balanced Initial Class
12/31/2021	634,822	3.71	to	2.11	3,057,938	0.90	1.15	to	3.85	16.92		to	13.88
12/31/2020	754,599	3.17	to	1.85	3,111,589	1.43	1.15	to	3.85	21.00		to	17.85
12/31/2019	876,239	2.62	to	1.57	2,990,760	1.70	1.15	to	3.85	23.09		to	19.89
12/31/2018	978,346	2.13	to	1.31	2,715,920	1.41	1.15	to	3.85	(5.32)		to	(7.79)
12/31/2017	1,027,163	2.25	to	1.42	3,018,077	1.44	1.15	to	3.85	15.11		to	12.12
Fidelity® VIP Balanced Service Class 2
12/31/2021	120,245	3.89	to	3.03	406,677	0.68	1.25	to	2.50	16.54		to	15.11
12/31/2020	156,039	3.34	to	2.64	453,094	1.27	1.25	to	2.50	20.62		to	19.15
12/31/2019	159,130	2.77	to	2.21	383,438	1.57	1.25	to	2.50	22.58		to	21.09
12/31/2018	164,931	2.26	to	1.83	324,466	1.29	1.25	to	2.50	(5.63)		to	(6.79)
12/31/2017	178,689	2.39	to	1.96	372,824	1.26	1.25	to	2.50	14.69		to	13.29
Fidelity® VIP Contrafund® Initial Class
12/31/2021	1,114,031	6.40	to	3.47	11,244,241	0.06	1.15	to	3.85	26.38		to	23.10
12/31/2020	1,163,986	5.06	to	2.82	9,313,072	0.25	1.15	to	3.85	29.08		to	25.73
12/31/2019	1,333,975	3.92	to	2.24	8,277,004	0.45	1.15	to	3.85	30.08		to	26.70
12/31/2018	1,497,484	3.01	to	1.77	7,175,807	0.70	1.15	to	3.85	(7.45)		to	(9.87)
12/31/2017	1,594,474	3.26	to	1.96	8,287,233	0.99	1.15	to	3.85	20.49		to	17.37
Fidelity® VIP Contrafund® Service Class 2
12/31/2021	2,266,767	5.89	to	3.40	10,713,245	0.03	0.85	to	2.95	26.44		to	23.86
12/31/2020	2,611,959	4.66	to	2.74	9,880,113	0.08	0.85	to	2.95	29.14		to	26.50
12/31/2019	3,168,296	3.61	to	2.17	9,447,744	0.21	0.85	to	2.95	30.17		to	27.51
12/31/2018	4,242,951	2.77	to	1.70	9,688,903	0.43	0.85	to	2.95	(7.43)		to	(9.33)
12/31/2017	4,531,716	2.99	to	1.88	11,318,946	0.76	0.85	to	2.95	20.57		to	18.11
Fidelity® VIP Equity-Income Initial Class
12/31/2021	813,250	3.45	to	1.99	4,020,258	1.86	1.15	to	3.85	23.47		to	20.27
12/31/2020	897,970	2.80	to	1.65	3,599,767	1.80	1.15	to	3.85	5.48		to	2.74
12/31/2019	985,169	2.65	to	1.61	3,751,895	1.96	1.15	to	3.85	25.99		to	22.72
12/31/2018	1,134,464	2.10	to	1.31	3,432,724	2.21	1.15	to	3.85	(9.34)		to	(11.71)
12/31/2017	1,268,422	2.32	to	1.49	4,217,534	1.65	1.15	to	3.85	11.61		to	8.72
Fidelity® VIP Equity-Income Service Class 2
12/31/2021	2,068,225	3.32	to	2.48	6,579,146	1.62	0.85	to	2.95	23.56		to	21.04
12/31/2020	2,303,115	2.69	to	2.05	5,962,177	1.59	0.85	to	2.95	5.54		to	3.39
12/31/2019	2,630,067	2.55	to	1.98	6,497,564	1.77	0.85	to	2.95	26.04		to	23.47
12/31/2018	3,118,664	2.02	to	1.60	6,143,216	2.03	0.85	to	2.95	(9.31)		to	(11.17)
12/31/2017	3,416,591	2.23	to	1.81	7,492,067	1.48	0.85	to	2.95	11.70		to	9.43

73

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Government Money Market Initial Class
12/31/2021	389,779	$1.14	to	$0.63	$ 470,246	0.01%	1.15%	to	3.85%	(1.13	) %	to	(3.70	) %
12/31/2020	313,256	1.16	to	0.65	380,772	0.31	1.15	to	3.85	(0.82)		to	(3.40)
12/31/2019	258,222	1.16	to	0.67	319,050	1.99	1.15	to	3.85	0.86		to	(1.77)
12/31/2018	228,502	1.15	to	0.69	279,350	1.68	1.15	to	3.85	0.49		to	(2.14)
12/31/2017	321,191	1.15	to	0.70	390,616	0.62	1.15	to	3.85	(0.47)		to	(3.05)
Fidelity® VIP Government Money Market Service Class 2
12/31/2021	232,271	1.02	to	0.84	231,154	0.01	1.25	to	2.50	(1.23)		to	(2.43)
12/31/2020	286,723	1.03	to	0.86	289,196	0.25	1.25	to	2.50	(1.00)		to	(2.21)
12/31/2019	304,498	1.04	to	0.88	310,624	1.77	1.25	to	2.50	0.51		to	(0.72)
12/31/2018	368,036	1.04	to	0.88	373,954	1.38	1.25	to	2.50	0.14		to	(1.09)
12/31/2017	406,043	1.03	to	0.89	414,271	0.41	1.25	to	2.50	(0.81)		to	(2.02)
Fidelity® VIP Growth Initial Class
12/31/2021	1,012,162	5.08	to	2.60	8,722,736	-	1.15	to	3.85	21.81		to	18.65
12/31/2020	1,141,247	4.17	to	2.19	8,095,914	0.08	1.15	to	3.85	42.26		to	38.56
12/31/2019	1,288,065	2.93	to	1.58	6,438,278	0.26	1.15	to	3.85	32.79		to	29.33
12/31/2018	1,416,050	2.21	to	1.22	5,330,203	0.24	1.15	to	3.85	(1.31)		to	(3.89)
12/31/2017	1,528,760	2.24	to	1.27	5,900,733	0.22	1.15	to	3.85	33.60		to	30.14
Fidelity® VIP Growth Service Class 2
12/31/2021	730,905	6.33	to	27.07	3,106,013	-	0.85	to	2.95	21.87		to	19.38
12/31/2020	884,798	5.19	to	22.67	3,149,653	0.04	0.85	to	2.95	42.34		to	39.44
12/31/2019	948,442	3.65	to	16.26	2,390,021	0.06	0.85	to	2.95	32.85		to	30.14
12/31/2018	1,037,750	2.74	to	12.49	1,980,350	0.04	0.85	to	2.95	(1.28)		to	(3.30)
12/31/2017	1,221,417	2.78	to	12.92	2,322,614	0.08	0.85	to	2.95	33.68		to	30.97
Fidelity® VIP Growth & Income Initial Class
12/31/2021	662,390	3.46	to	1.90	3,461,118	2.38	1.15	to	3.85	24.52		to	21.28
12/31/2020	709,886	2.78	to	1.57	2,985,573	2.07	1.15	to	3.85	6.62		to	3.85
12/31/2019	831,427	2.60	to	1.51	3,265,396	3.56	1.15	to	3.85	28.57		to	25.23
12/31/2018	977,106	2.02	to	1.21	3,009,071	0.34	1.15	to	3.85	(10.02)		to	(12.38)
12/31/2017	1,034,982	2.25	to	1.38	3,543,873	1.25	1.15	to	3.85	15.57		to	12.58
Fidelity® VIP Growth & Income Service Class 2
12/31/2021	109,674	3.75	to	2.92	341,097	2.19	1.25	to	2.50	24.09		to	22.58
12/31/2020	124,426	3.02	to	2.39	312,219	1.94	1.25	to	2.50	6.27		to	4.97
12/31/2019	132,087	2.84	to	2.27	312,059	3.41	1.25	to	2.50	28.08		to	26.52
12/31/2018	140,675	2.22	to	1.80	259,726	0.19	1.25	to	2.50	(10.32)		to	(11.42)
12/31/2017	151,783	2.47	to	2.03	312,508	1.04	1.25	to	2.50	15.18		to	13.78
Fidelity® VIP Growth Opportunities Initial Class
12/31/2021	487,969	5.65	to	3.20	4,035,230	-	1.15	to	3.85	10.67		to	7.79
12/31/2020	572,924	5.10	to	2.97	4,287,046	0.01	1.15	to	3.85	66.74		to	62.42
12/31/2019	623,329	3.06	to	1.83	2,804,704	0.15	1.15	to	3.85	39.24		to	35.62
12/31/2018	705,050	2.20	to	1.35	2,285,044	0.12	1.15	to	3.85	11.17		to	8.27
12/31/2017	722,675	1.98	to	1.24	2,112,499	0.30	1.15	to	3.85	32.99		to	29.54
Fidelity® VIP Growth Opportunities Service Class
12/31/2021	332,185	8.31	to	9.36	2,660,973	-	1.25	to	2.50	10.45		to	9.10
12/31/2020	358,115	7.52	to	8.58	2,595,903	0.01	1.25	to	2.50	66.42		to	64.39
12/31/2019	381,672	4.52	to	5.22	1,665,433	0.05	1.25	to	2.50	38.96		to	37.27
12/31/2018	400,659	3.25	to	3.80	1,263,257	0.12	1.25	to	2.50	10.95		to	9.59
12/31/2017	520,394	2.93	to	3.47	1,469,290	0.21	1.25	to	2.50	32.75		to	31.13
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2021	135,133	9.54	to	34.02	872,431	-	1.05	to	2.95	10.51		to	8.47
12/31/2020	157,196	8.63	to	31.36	910,039	-	1.05	to	2.95	66.48		to	63.42
12/31/2019	156,432	5.19	to	19.19	544,312	-	1.05	to	2.95	39.03		to	36.47
12/31/2018	201,257	3.73	to	14.06	494,248	0.09	1.05	to	2.95	11.04		to	8.98
12/31/2017	216,717	3.36	to	12.90	492,640	0.10	1.05	to	2.95	32.79		to	30.34

74

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP High Income Initial Class
12/31/2021	441,389	$1.99	to	$1.15	$ 991,863	5.33%	1.15%	to	3.85%	3.22%	to	0.54%
12/31/2020	452,174	1.93	to	1.14	986,326	4.96	1.15	to	3.85	1.58	to	(1.06)
12/31/2019	494,041	1.90	to	1.16	1,062,657	5.09	1.15	to	3.85	13.80	to	10.84
12/31/2018	542,895	1.67	to	1.04	1,027,113	5.36	1.15	to	3.85	(4.39)	to	(6.89)
12/31/2017	620,630	1.75	to	1.12	1,232,171	5.25	1.15	to	3.85	5.72	to	2.98
Fidelity® VIP High Income Service Class
12/31/2021	272,039	2.24	to	1.19	671,179	5.20	1.25	to	2.50	3.21	to	1.95
12/31/2020	285,145	2.17	to	1.17	683,206	4.82	1.25	to	2.50	1.38	to	0.15
12/31/2019	327,736	2.14	to	1.16	775,483	5.06	1.25	to	2.50	13.50	to	12.12
12/31/2018	358,634	1.88	to	1.04	750,456	5.46	1.25	to	2.50	(4.80)	to	(5.96)
12/31/2017	367,491	1.98	to	1.10	812,232	5.11	1.25	to	2.50	5.75	to	4.47
Fidelity® VIP High Income Service Class 2
12/31/2021	144,101	2.53	to	2.06	311,982	4.77	1.05	to	2.50	3.21	to	1.75
12/31/2020	178,281	2.45	to	2.02	375,085	5.03	1.05	to	2.50	1.36	to	(0.08)
12/31/2019	199,931	2.42	to	2.03	414,085	5.07	1.05	to	2.50	13.58	to	11.97
12/31/2018	217,670	2.13	to	1.81	394,573	5.39	1.05	to	2.50	(4.63)	to	(5.99)
12/31/2017	233,507	2.23	to	1.92	442,792	5.00	1.05	to	2.50	5.81	to	4.31
Fidelity® VIP Index 500 Initial Class
12/31/2021	3,275,382	4.23	to	2.27	21,929,910	1.23	1.15	to	3.85	27.12	to	23.81
12/31/2020	3,653,206	3.33	to	1.83	19,306,303	1.71	1.15	to	3.85	16.90	to	13.86
12/31/2019	4,123,013	2.85	to	1.61	18,849,710	1.94	1.15	to	3.85	29.86	to	26.48
12/31/2018	4,587,581	2.19	to	1.27	16,120,590	1.81	1.15	to	3.85	(5.58)	to	(8.05)
12/31/2017	4,983,112	2.32	to	1.38	18,953,986	1.79	1.15	to	3.85	20.33	to	17.22
Fidelity® VIP Index 500 Service Class 2
12/31/2021	351,361	5.84	to	19.98	1,917,332	1.00	1.05	to	2.50	26.93	to	25.13
12/31/2020	391,546	4.60	to	15.97	1,675,421	1.59	1.05	to	2.50	16.72	to	15.07
12/31/2019	419,336	3.94	to	13.88	1,510,946	1.75	1.05	to	2.50	29.66	to	27.83
12/31/2018	380,888	3.04	to	10.85	1,060,532	1.44	1.05	to	2.50	(5.73)	to	(7.07)
12/31/2017	476,735	3.23	to	11.68	1,391,821	1.59	1.05	to	2.50	20.15	to	18.45
Fidelity® VIP Investment Grade Bond Initial Class
12/31/2021	2,138,193	2.31	to	1.29	4,832,216	2.00	1.15	to	3.85	(1.74)	to	(4.29)
12/31/2020	2,308,297	2.35	to	1.35	5,312,162	2.23	1.15	to	3.85	8.15	to	5.34
12/31/2019	2,269,741	2.17	to	1.28	4,841,624	2.71	1.15	to	3.85	8.42	to	5.60
12/31/2018	2,524,541	2.01	to	1.21	4,917,976	2.40	1.15	to	3.85	(1.67)	to	(4.24)
12/31/2017	2,678,446	2.04	to	1.26	5,463,240	2.35	1.15	to	3.85	3.03	to	0.36
Fidelity® VIP Investment Grade Bond Service Class 2
12/31/2021	380,060	1.71	to	1.29	726,071	1.62	1.05	to	2.50	(1.93)	to	(3.31)
12/31/2020	550,770	1.75	to	1.33	1,085,174	2.01	1.05	to	2.50	8.03	to	6.50
12/31/2019	569,833	1.62	to	1.25	1,034,246	2.45	1.05	to	2.50	8.27	to	6.74
12/31/2018	596,495	1.49	to	1.17	1,014,518	1.99	1.05	to	2.50	(1.82)	to	(3.22)
12/31/2017	817,811	1.52	to	1.21	1,382,583	2.18	1.05	to	2.50	2.91	to	1.46
Fidelity® VIP Mid Cap Initial Class
12/31/2021	426,831	11.38	to	5.63	4,488,248	0.60	1.15	to	3.85	24.17	to	20.95
12/31/2020	468,960	9.17	to	4.65	3,982,775	0.65	1.15	to	3.85	16.85	to	13.81
12/31/2019	538,377	7.84	to	4.09	3,924,465	0.84	1.15	to	3.85	22.04	to	18.87
12/31/2018	624,361	6.43	to	3.44	3,706,617	0.62	1.15	to	3.85	(15.52)	to	(17.73)
12/31/2017	736,617	7.61	to	4.18	5,209,933	0.70	1.15	to	3.85	19.44	to	16.34
Fidelity® VIP Mid Cap Service Class 2
12/31/2021	1,490,531	5.30	to	15.95	8,427,986	0.34	0.85	to	2.95	24.25	to	21.72
12/31/2020	1,698,979	4.27	to	13.10	7,763,743	0.40	0.85	to	2.95	16.87	to	14.49
12/31/2019	2,033,172	3.65	to	11.45	7,920,904	0.67	0.85	to	2.95	22.13	to	19.64
12/31/2018	2,231,409	2.99	to	9.57	7,170,759	0.39	0.85	to	2.95	(15.49)	to	(17.23)
12/31/2017	2,443,209	3.54	to	11.56	9,525,228	0.49	0.85	to	2.95	19.52	to	17.09

75

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Overseas Initial Class
12/31/2021	322,445	$2.74	to	$1.31	$ 1,062,900	0.52%	1.15%	to	3.85%	18.34%	to	15.26%
12/31/2020	385,501	2.31	to	1.14	1,079,014	0.43	1.15	to	3.85	14.30	to	11.33
12/31/2019	446,174	2.02	to	1.02	1,093,671	1.67	1.15	to	3.85	26.31	to	23.03
12/31/2018	510,789	1.60	to	0.83	991,830	1.48	1.15	to	3.85	(15.78)	to	(17.99)
12/31/2017	577,621	1.90	to	1.01	1,332,826	1.42	1.15	to	3.85	28.81	to	25.47
Fidelity® VIP Value Strategies Service Class 2
12/31/2021	703,899	3.79	to	16.21	2,835,036	1.19	0.85	to	2.95	32.22	to	29.52
12/31/2020	780,513	2.87	to	12.52	2,385,117	1.07	0.85	to	2.95	7.11	to	4.92
12/31/2019	835,936	2.68	to	11.93	2,337,705	1.41	0.85	to	2.95	32.97	to	30.26
12/31/2018	955,625	2.01	to	9.16	2,021,834	0.72	0.85	to	2.95	(18.20)	to	(19.88)
12/31/2017	981,136	2.46	to	11.43	2,537,839	1.22	0.85	to	2.95	18.08	to	15.68
Franklin Income Class 2 Shares
12/31/2021	139,763	1.94	to	12.64	261,989	4.82	0.85	to	2.50	15.77	to	13.91
12/31/2020	167,085	1.68	to	11.10	272,189	5.68	0.85	to	2.50	(0.15)	to	(1.76)
12/31/2019	281,616	1.68	to	11.30	462,372	5.23	0.85	to	2.50	15.08	to	13.23
12/31/2018	354,743	1.46	to	9.98	507,317	4.79	0.85	to	2.50	(5.11)	to	(6.65)
12/31/2017	424,118	1.54	to	10.69	640,658	4.06	0.85	to	2.50	8.75	to	7.01
Franklin Mutual Shares Class 2 Shares
12/31/2021	1,321,564	1.77	to	1.95	3,593,839	2.87	0.85	to	2.50	18.16	to	16.26
12/31/2020	1,430,921	1.50	to	1.68	3,282,029	2.80	0.85	to	2.50	(5.84)	to	(7.36)
12/31/2019	1,696,673	1.60	to	1.81	4,047,997	1.81	0.85	to	2.50	21.54	to	19.58
12/31/2018	2,000,650	1.31	to	1.52	3,930,814	2.37	0.85	to	2.50	(9.84)	to	(11.30)
12/31/2017	2,191,032	1.46	to	1.71	4,847,679	2.23	0.85	to	2.50	7.44	to	5.71
Franklin Rising Dividends Class 2 Shares
12/31/2021	357,083	5.55	to	2.20	1,834,689	0.88	1.05	to	2.50	25.47	to	23.70
12/31/2020	404,714	4.43	to	1.77	1,665,475	1.25	1.05	to	2.50	14.77	to	13.14
12/31/2019	469,134	3.86	to	1.57	1,689,882	1.25	1.05	to	2.50	27.89	to	26.08
12/31/2018	487,913	3.02	to	1.24	1,393,274	1.30	1.05	to	2.50	(6.07)	to	(7.40)
12/31/2017	573,151	3.21	to	1.34	1,754,355	1.55	1.05	to	2.50	19.31	to	17.63
Franklin Small Cap Value Class 2 Shares
12/31/2021	235,538	5.66	to	2.60	1,212,722	1.03	1.05	to	2.50	24.06	to	22.31
12/31/2020	267,391	4.56	to	2.12	1,115,906	1.50	1.05	to	2.50	4.10	to	2.62
12/31/2019	295,894	4.38	to	2.07	1,187,197	1.06	1.05	to	2.50	25.03	to	23.27
12/31/2018	323,003	3.50	to	1.68	1,036,331	0.89	1.05	to	2.50	(13.79)	to	(15.01)
12/31/2017	379,925	4.06	to	1.98	1,469,971	0.52	1.05	to	2.50	9.51	to	7.96
Franklin Small-Mid Cap Growth Class 2 Shares
12/31/2021	1,311,374	6.66	to	2.93	6,582,401	-	1.05	to	2.50	8.87	to	7.33
12/31/2020	1,405,658	6.12	to	2.73	6,514,633	-	1.05	to	2.50	53.48	to	51.31
12/31/2019	1,528,437	3.99	to	1.81	4,642,049	-	1.05	to	2.50	30.07	to	28.23
12/31/2018	1,776,014	3.06	to	1.41	4,174,657	-	1.05	to	2.50	(6.36)	to	(7.69)
12/31/2017	2,016,487	3.27	to	1.53	5,100,865	-	1.05	to	2.50	20.14	to	18.45
Franklin Templeton Developing Markets Class 2 Shares
12/31/2021	190,135	4.08	to	1.05	542,392	0.88	1.05	to	2.50	(6.72)	to	(8.04)
12/31/2020	231,904	4.38	to	1.14	725,043	4.16	1.05	to	2.50	15.97	to	14.32
12/31/2019	264,884	3.78	to	1.00	711,705	0.98	1.05	to	2.50	25.38	to	23.61
12/31/2018	287,064	3.01	to	0.81	607,873	0.88	1.05	to	2.50	(16.68)	to	(17.86)
12/31/2017	299,378	3.61	to	0.99	848,464	0.96	1.05	to	2.50	38.95	to	37.00
Franklin Templeton Foreign Class 2 Shares
12/31/2021	1,069,041	1.12	to	1.32	1,750,482	1.86	0.85	to	2.50	3.28	to	1.62
12/31/2020	1,149,294	1.08	to	1.30	1,835,791	3.36	0.85	to	2.50	(1.99)	to	(3.57)
12/31/2019	1,309,467	1.10	to	1.35	2,110,596	1.73	0.85	to	2.50	11.58	to	9.78
12/31/2018	1,457,970	0.99	to	1.23	2,131,317	2.69	0.85	to	2.50	(16.16)	to	(17.52)
12/31/2017	1,668,846	1.18	to	1.49	2,956,566	2.61	0.85	to	2.50	15.71	to	13.86

76

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco V.I. American Franchise Series I Shares
12/31/2021	722,186	$3.77	to	$23.10	$ 2,689,036	-%	1.25%	to	2.65%	10.54%	to	9.04%
12/31/2020	832,703	3.41	to	21.19	2,808,198	0.07	1.25	to	2.65	40.60	to	38.68
12/31/2019	890,512	2.43	to	15.28	2,138,458	-	1.25	to	2.65	35.07	to	33.23
12/31/2018	962,197	1.80	to	11.47	1,712,840	-	1.25	to	2.65	(4.82)	to	(6.13)
12/31/2017	1,112,063	1.89	to	12.22	2,082,123	0.08	1.25	to	2.65	25.78	to	24.06
Invesco V.I. American Franchise Series II Shares
12/31/2021	95,040	3.83	to	3.19	346,446	-	0.85	to	2.95	10.71	to	8.45
12/31/2020	102,683	3.46	to	2.94	339,743	-	0.85	to	2.95	40.80	to	37.93
12/31/2019	104,851	2.45	to	2.13	247,605	-	0.85	to	2.95	35.28	to	32.52
12/31/2018	117,845	1.81	to	1.61	206,786	-	0.85	to	2.95	(4.70)	to	(6.66)
12/31/2017	142,172	1.90	to	1.72	263,254	-	0.85	to	2.95	25.96	to	23.40
Invesco V.I. American Value Series II Shares
12/31/2021(1)	26,888	10.52	to	10.37	281,743	0.23	0.85	to	2.95	-	to	-
Invesco V.I. Capital Appreciation Series I Shares
12/31/2021	1,879,970	6.25	to	3.91	10,120,569	-	1.25	to	2.50	21.06	to	19.58
12/31/2020	1,975,867	5.16	to	3.27	8,801,772	-	1.25	to	2.50	34.90	to	33.26
12/31/2019	2,213,543	3.83	to	2.45	7,376,755	0.06	1.25	to	2.50	34.51	to	32.87
12/31/2018	2,486,492	2.85	to	1.85	6,145,272	0.32	1.25	to	2.50	(6.90)	to	(8.04)
12/31/2017	2,722,945	3.06	to	2.01	7,318,710	0.24	1.25	to	2.50	25.27	to	23.75
Invesco V.I. Capital Appreciation Series II Shares
12/31/2021	155,307	5.44	to	3.31	701,382	-	1.05	to	2.50	21.01	to	19.30
12/31/2020	161,726	4.49	to	2.77	607,337	-	1.05	to	2.50	34.82	to	32.92
12/31/2019	170,741	3.33	to	2.09	479,185	-	1.05	to	2.50	34.43	to	32.53
12/31/2018	259,193	2.48	to	1.58	510,255	-	1.05	to	2.50	(6.94)	to	(8.26)
12/31/2017	290,491	2.66	to	1.72	619,846	0.01	1.05	to	2.50	25.19	to	23.43
Invesco V.I. Comstock Series II Shares
12/31/2021	413,483	3.41	to	14.65	1,377,726	1.60	1.05	to	2.50	31.66	to	29.80
12/31/2020	468,663	2.59	to	11.29	1,187,878	2.21	1.05	to	2.50	(2.12)	to	(3.50)
12/31/2019	480,970	2.65	to	11.70	1,246,506	1.73	1.05	to	2.50	23.64	to	21.89
12/31/2018	532,268	2.14	to	9.60	1,116,712	1.38	1.05	to	2.50	(13.28)	to	(14.52)
12/31/2017	694,055	2.47	to	11.23	1,684,016	1.91	1.05	to	2.50	16.36	to	15.28
Invesco V.I. Conservative Balanced Series I Shares
12/31/2021	571,933	2.53	to	1.52	1,291,850	1.47	1.25	to	2.50	9.27	to	7.94
12/31/2020	609,432	2.32	to	1.41	1,257,369	2.02	1.25	to	2.50	13.44	to	12.06
12/31/2019	676,299	2.04	to	1.26	1,231,702	2.32	1.25	to	2.50	16.06	to	14.65
12/31/2018	808,504	1.76	to	1.10	1,289,938	1.93	1.25	to	2.50	(6.50)	to	(7.64)
12/31/2017	924,387	1.88	to	1.19	1,574,570	1.95	1.25	to	2.50	7.91	to	6.59
Invesco V.I. Conservative Balanced Series II Shares
12/31/2021	21,149	2.18	to	13.47	43,203	1.05	1.05	to	2.50	9.15	to	7.61
12/31/2020	37,303	2.00	to	12.52	70,562	1.86	1.05	to	2.50	13.40	to	11.79
12/31/2019	35,256	1.76	to	11.19	58,275	2.08	1.05	to	2.50	16.00	to	14.36
12/31/2018	57,659	1.52	to	9.79	82,230	1.74	1.05	to	2.50	(6.52)	to	(7.85)
12/31/2017	64,582	1.63	to	10.62	99,141	1.73	1.05	to	2.50	7.82	to	6.30
Invesco V.I. Core Equity Series I Shares
12/31/2021	2,172,426	3.98	to	16.72	8,214,309	0.65	1.25	to	2.65	26.16	to	24.44
12/31/2020	2,350,359	3.16	to	13.44	7,051,151	1.31	1.25	to	2.65	12.44	to	10.91
12/31/2019	2,784,250	2.81	to	12.12	7,431,685	0.95	1.25	to	2.65	27.37	to	25.64
12/31/2018	3,164,711	2.20	to	9.64	6,645,658	0.87	1.25	to	2.65	(10.52)	to	(11.75)
12/31/2017	3,501,973	2.46	to	10.93	8,403,388	1.02	1.25	to	2.65	11.78	to	10.26

77

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco V.I. Core Equity Series II Shares
12/31/2021	437,969	$4.34	to	$1.72	$ 1,355,162	0.45%	1.05%	to	2.50%	26.06%	to	24.27%
12/31/2020	458,625	3.44	to	1.38	1,130,533	1.09	1.05	to	2.50	12.39	to	10.80
12/31/2019	483,596	3.06	to	1.25	1,070,527	0.17	1.05	to	2.50	27.33	to	25.53
12/31/2018	504,973	2.40	to	0.99	884,629	-	1.05	to	2.50	(10.56)	to	(11.83)
12/31/2017	548,419	2.69	to	1.13	1,084,963	0.82	1.05	to	2.50	11.71	to	10.13
Invesco V.I. Discovery Mid Cap Growth Series II Shares
12/31/2021	12,651	17.47	to	17.05	220,214	-	1.05	to	2.50	17.56	to	15.89
12/31/2020(1)	14,221	14.86	to	14.72	211,012	-	1.05	to	2.50	-	to	-
Invesco V.I. Equity and Income Series II Shares
12/31/2021	1,073,730	3.16	to	13.59	3,283,159	1.62	1.05	to	2.50	17.12	to	15.47
12/31/2020	1,209,040	2.70	to	11.77	3,155,403	2.14	1.05	to	2.50	8.51	to	6.98
12/31/2019	1,416,405	2.49	to	11.00	3,414,566	2.24	1.05	to	2.50	18.76	to	17.08
12/31/2018	1,734,478	2.10	to	9.40	3,517,467	1.94	1.05	to	2.50	(10.67)	to	(11.94)
12/31/2017	1,965,360	2.35	to	10.67	4,474,138	1.38	1.05	to	2.50	9.63	to	8.61
Invesco V.I. Global Series I Shares
12/31/2021	327,482	8.45	to	2.36	2,417,890	-	1.25	to	2.50	14.06	to	12.67
12/31/2020	390,100	7.41	to	2.10	2,557,208	0.68	1.25	to	2.50	26.06	to	24.53
12/31/2019	432,190	5.88	to	1.68	2,250,996	0.91	1.25	to	2.50	30.16	to	28.57
12/31/2018	490,288	4.52	to	1.31	1,944,319	0.98	1.25	to	2.50	(14.26)	to	(15.31)
12/31/2017	487,888	5.27	to	1.55	2,526,509	0.92	1.25	to	2.50	34.98	to	33.34
Invesco V.I. Global Series II Shares
12/31/2021	33,317	6.45	to	4.08	152,132	-	1.05	to	2.50	13.97	to	12.36
12/31/2020	60,718	5.66	to	3.63	243,789	0.45	1.05	to	2.50	26.01	to	24.23
12/31/2019	61,046	4.49	to	2.92	195,356	0.64	1.05	to	2.50	30.09	to	28.25
12/31/2018	61,369	3.45	to	2.28	151,639	0.70	1.05	to	2.50	(14.30)	to	(15.52)
12/31/2017	72,006	4.03	to	2.70	208,541	0.71	1.05	to	2.50	34.91	to	33.01
Invesco V.I. Global Strategic Income Series I Shares
12/31/2021	785,372	2.27	to	1.03	1,683,488	4.44	1.25	to	2.50	(4.61)	to	(5.77)
12/31/2020	900,931	2.38	to	1.09	2,029,532	5.80	1.25	to	2.50	2.12	to	0.88
12/31/2019	961,661	2.33	to	1.08	2,114,175	3.76	1.25	to	2.50	9.44	to	8.10
12/31/2018	1,048,561	2.13	to	1.00	2,107,926	4.88	1.25	to	2.50	(5.58)	to	(6.74)
12/31/2017	1,147,082	2.26	to	1.08	2,470,401	2.28	1.25	to	2.50	4.96	to	3.69
Invesco V.I. Global Strategic Income Series II Shares
12/31/2021	316,034	1.83	to	0.98	532,788	4.01	1.05	to	2.50	(4.56)	to	(5.92)
12/31/2020	377,524	1.91	to	1.04	670,734	5.29	1.05	to	2.50	1.92	to	0.48
12/31/2019	437,527	1.88	to	1.04	765,861	3.51	1.05	to	2.50	9.46	to	7.91
12/31/2018	481,190	1.71	to	0.96	764,511	4.41	1.05	to	2.50	(5.54)	to	(6.88)
12/31/2017	530,780	1.82	to	1.03	928,640	1.96	1.05	to	2.50	4.94	to	3.46
Invesco V.I. Government Securities Series I Shares
12/31/2021	202,813	1.68	to	1.07	334,788	2.01	1.25	to	2.50	(3.47)	to	(4.65)
12/31/2020	272,071	1.74	to	1.12	467,497	2.51	1.25	to	2.50	4.96	to	3.68
12/31/2019	248,357	1.66	to	1.08	405,983	2.41	1.25	to	2.50	4.76	to	3.49
12/31/2018	287,903	1.58	to	1.04	448,972	2.05	1.25	to	2.50	(0.69)	to	(1.91)
12/31/2017	330,532	1.59	to	1.06	520,273	2.05	1.25	to	2.50	0.70	to	(0.52)
Invesco V.I. Government Securities Series II Shares
12/31/2021	218,358	1.38	to	0.97	277,701	1.83	1.05	to	2.50	(3.45)	to	(4.82)
12/31/2020	338,623	1.43	to	1.02	457,882	2.12	1.05	to	2.50	4.87	to	3.39
12/31/2019	327,757	1.36	to	0.98	420,068	2.23	1.05	to	2.50	4.65	to	3.17
12/31/2018	327,256	1.30	to	0.95	417,027	1.91	1.05	to	2.50	(0.75)	to	(2.17)
12/31/2017	324,864	1.31	to	0.97	418,012	1.76	1.05	to	2.50	0.67t	to	(0.75)

78

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco V.I. International Growth Series I Shares
12/31/2021	172,888	$3.06	to	$1.54	$ 480,432	1.19%	1.25%	to	2.50%	4.58%	to	3.31%
12/31/2020	200,333	2.92	to	1.49	535,246	2.35	1.25	to	2.50	12.59	to	11.21
12/31/2019	218,918	2.60	to	1.34	517,943	1.54	1.25	to	2.50	26.99	to	25.44
12/31/2018	297,319	2.04	to	1.07	555,245	1.96	1.25	to	2.50	(16.03)	to	(17.06)
12/31/2017	323,775	2.43	to	1.29	788,860	1.42	1.25	to	2.50	21.49	to	20.01
Invesco V.I. International Growth Series II Shares
12/31/2021	17,283	4.04	to	14.21	68,001	1.02	1.05	to	2.50	4.51	to	3.03
12/31/2020	19,855	3.86	to	13.79	75,021	2.20	1.05	to	2.50	12.56	to	10.97
12/31/2019	21,826	3.43	to	12.43	73,419	1.30	1.05	to	2.50	26.91	to	25.11
12/31/2018	22,156	2.70	to	9.94	58,850	1.69	1.05	to	2.50	(16.09)	to	(17.29)
12/31/2017	25,650	3.22	to	12.01	81,241	1.25	1.05	to	2.50	21.45	to	19.74
Invesco V.I. Main Street Series I Shares
12/31/2021	1,048,560	4.76	to	2.60	4,616,392	0.70	1.25	to	2.50	26.00	to	24.46
12/31/2020	1,147,186	3.78	to	2.09	4,008,749	1.49	1.25	to	2.50	12.54	to	11.16
12/31/2019	1,242,450	3.36	to	1.88	3,855,760	1.06	1.25	to	2.50	30.45	to	28.86
12/31/2018	1,439,350	2.57	to	1.46	3,429,951	1.16	1.25	to	2.50	(9.03)	to	(10.15)
12/31/2017	1,656,145	2.83	to	1.62	4,451,745	1.25	1.25	to	2.50	15.47	to	14.07
Invesco V.I. Main Street Series II Shares
12/31/2021	141,166	4.99	to	3.29	614,070	0.48	1.05	to	2.50	25.91	to	24.13
12/31/2020	183,308	3.96	to	2.65	627,332	1.10	1.05	to	2.50	12.51	to	10.92
12/31/2019	246,016	3.52	to	2.39	711,971	0.82	1.05	to	2.50	30.37	to	28.52
12/31/2018	306,952	2.70	to	1.86	660,133	0.86	1.05	to	2.50	(9.06)	to	(10.35)
12/31/2017	369,717	2.97	to	2.07	881,243	1.05	1.05	to	2.50	15.43	to	13.80
Invesco V.I. Main Street Mid Cap Series II Shares
12/31/2021	87,865	4.10	to	14.80	294,844	0.24	1.05	to	2.50	21.59	to	19.87
12/31/2020	97,230	3.37	to	12.34	267,747	0.49	1.05	to	2.50	7.81	to	6.28
12/31/2019	106,824	3.12	to	11.61	272,146	0.22	1.05	to	2.50	23.74	to	21.99
12/31/2018	122,914	2.53	to	9.52	252,055	0.11	1.05	to	2.50	(12.52)	to	(13.77)
12/31/2017	137,389	2.89	to	11.04	321,388	0.30	1.05	to	2.50	13.46	to	11.86
Invesco V.I. Main Street Small Cap Series II Shares
12/31/2021	9,154	6.59	to	16.28	62,522	0.17	1.05	to	2.50	20.99	to	19.28
12/31/2020	13,084	5.45	to	13.65	71,081	0.38	1.05	to	2.50	18.39	to	16.72
12/31/2019	14,810	4.60	to	11.69	57,917	-	1.05	to	2.50	24.82	to	23.06
12/31/2018	17,048	3.68	to	9.50	53,534	0.06	1.05	to	2.50	(11.47)	to	(12.73)
12/31/2017	17,419	4.16	to	10.89	61,990	0.64	1.05	to	2.50	12.73	to	11.68
Janus Henderson - Balanced Service Shares
12/31/2021	980,576	3.58	to	16.82	3,508,365	0.88	1.40	to	2.65	15.30	to	13.89
12/31/2020	1,081,220	3.10	to	14.77	3,355,254	2.12	1.40	to	2.65	12.46	to	11.09
12/31/2019	1,116,682	2.76	to	13.29	3,081,499	1.62	1.40	to	2.65	20.59	to	19.12
12/31/2018	1,222,928	2.29	to	11.16	2,798,581	1.78	1.40	to	2.65	(0.96)	to	(2.18)
12/31/2017	1,259,629	2.31	to	11.41	2,910,586	1.39	1.40	to	2.65	16.51	to	15.09
Janus Henderson - Enterprise Service Shares
12/31/2021	582,109	7.38	to	20.16	1,615,499	0.24	0.85	to	2.95	15.56	to	13.20
12/31/2020	660,204	6.39	to	17.81	1,588,283	0.04	0.85	to	2.95	18.18	to	15.77
12/31/2019	677,468	5.40	to	15.38	1,390,405	0.05	0.85	to	2.95	34.02	to	31.28
12/31/2018	814,849	4.03	to	11.72	1,302,308	0.13	0.85	to	2.95	(1.51)	to	(3.53)
12/31/2017	879,566	4.09	to	12.15	1,435,355	0.53	0.85	to	2.95	26.02	to	23.46
Janus Henderson - Forty Service Shares
12/31/2021	56,597	4.72	to	26.89	258,868	0.53	1.25	to	2.50	21.09	to	19.61
12/31/2020	58,684	3.90	to	22.48	222,002	0.62	1.25	to	2.50	37.32	to	35.65
12/31/2019	58,019	2.84	to	16.57	160,071	0.02	1.25	to	2.50	35.16	to	33.51
12/31/2018	64,386	2.10	to	12.41	131,794	1.22	1.25	to	2.50	0.46	to	(0.78)
12/31/2017	69,035	2.09	to	12.51	140,892	-	1.25	to	2.50	28.40	to	26.84

79

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Janus Henderson - Global Research Service Shares
12/31/2021	851,473	$3.23	to	$2.71	$ 1,539,019	0.36%	0.85%	to	2.95%	16.80%	to	14.42%
12/31/2020	918,568	2.77	to	2.37	1,443,744	0.64	0.85	to	2.95	18.75	to	16.33
12/31/2019	965,909	2.33	to	2.03	1,295,661	0.86	0.85	to	2.95	27.63	to	25.03
12/31/2018	1,048,110	1.83	to	1.63	1,117,283	0.95	0.85	to	2.95	(7.87)	to	(9.76)
12/31/2017	1,234,162	1.98	to	1.80	1,431,600	0.69	0.85	to	2.95	25.62	to	23.06
Janus Henderson - Mid Cap Value Service Shares
12/31/2021	37,995	3.09	to	12.86	111,888	0.31	1.70	to	2.95	17.43	to	16.00
12/31/2020	38,658	2.63	to	11.09	96,945	1.03	1.70	to	2.95	(2.86)	to	(4.04)
12/31/2019	45,864	2.71	to	11.55	118,711	1.47	1.70	to	2.95	27.88	to	26.32
12/31/2018	47,235	2.12	to	9.15	95,346	0.90	1.70	to	2.95	(15.27)	to	(16.31)
12/31/2017	47,373	2.50	to	10.93	115,644	0.64	1.70	to	2.95	11.74	to	10.39
Janus Henderson - Overseas Service Shares
12/31/2021	697,382	1.80	to	16.18	1,219,531	1.02	1.25	to	2.65	11.89	to	10.36
12/31/2020	830,004	1.61	to	14.66	1,297,577	1.22	1.25	to	2.65	14.59	to	13.03
12/31/2019	910,863	1.40	to	12.97	1,242,848	1.80	1.25	to	2.65	25.14	to	23.44
12/31/2018	1,114,428	1.12	to	10.51	1,213,438	1.66	1.25	to	2.65	(16.19)	to	(17.34)
12/31/2017	1,176,205	1.34	to	12.71	1,529,671	1.57	1.25	to	2.65	29.19	to	27.44
Janus Henderson - Research Service Shares
12/31/2021	377,570	2.59	to	23.06	979,481	0.02	1.25	to	2.65	18.57	to	16.95
12/31/2020	448,283	2.18	to	19.72	982,262	0.35	1.25	to	2.65	30.94	to	29.16
12/31/2019	512,471	1.67	to	15.27	858,840	0.29	1.25	to	2.65	33.56	to	31.73
12/31/2018	567,088	1.25	to	11.59	757,283	0.36	1.25	to	2.65	(4.05)	to	(5.36)
12/31/2017	612,668	1.30	to	12.25	854,616	0.24	1.25	to	2.65	25.98	to	24.27
JPMorgan Insurance Trust Core Bond Class 1 Shares
12/31/2021	1,696,730	2.21	to	1.44	2,922,792	1.86	1.15	to	2.70	(2.48)	to	(3.95)
12/31/2020	1,765,631	2.26	to	1.50	3,133,817	1.99	1.15	to	2.70	6.62	to	5.01
12/31/2019	2,070,595	2.12	to	1.43	3,462,786	2.42	1.15	to	2.70	6.95	to	5.33
12/31/2018	3,038,216	1.98	to	1.36	4,716,309	2.54	1.15	to	2.70	(1.09)	to	(2.60)
12/31/2017	3,963,024	2.01	to	1.39	6,329,865	2.57	1.15	to	2.70	2.40	to	0.86
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
12/31/2021	287,591	6.52	to	3.52	1,340,684	0.93	1.15	to	2.70	28.41	to	26.47
12/31/2020	414,824	5.08	to	2.78	1,510,280	1.43	1.15	to	2.70	(0.77)	to	(2.27)
12/31/2019	406,945	5.11	to	2.85	1,499,452	1.55	1.15	to	2.70	25.32	to	23.43
12/31/2018	571,179	4.08	to	2.31	1,640,358	0.98	1.15	to	2.70	(12.84)	to	(14.17)
12/31/2017	729,974	4.68	to	2.69	2,470,784	0.76	1.15	to	2.70	12.47	to	10.78
JPMorgan Insurance Trust U.S. Equity Class 1 Shares
12/31/2021	595,336	4.53	to	3.48	2,240,632	0.75	1.15	to	2.70	27.87	to	25.94
12/31/2020	815,874	3.54	to	2.76	2,421,768	0.78	1.15	to	2.70	23.84	to	21.97
12/31/2019	1,009,737	2.86	to	2.26	2,442,610	0.83	1.15	to	2.70	30.26	to	28.29
12/31/2018	1,392,045	2.20	to	1.77	2,601,145	0.84	1.15	to	2.70	(7.24)	to	(8.65)
12/31/2017	1,941,763	2.37	to	1.93	3,958,814	0.85	1.15	to	2.70	20.94	to	19.13
MFS® Core Equity Initial Class
12/31/2021	20,763	2.37	to	20.80	49,135	0.44	1.25	to	2.50	23.77	to	22.26
12/31/2020	25,378	1.92	to	17.01	48,500	0.73	1.25	to	2.50	17.24	to	15.81
12/31/2019	26,779	1.64	to	14.69	43,677	0.82	1.25	to	2.50	31.55	to	29.94
12/31/2018	29,835	1.24	to	11.30	37,017	0.68	1.25	to	2.50	(5.03)	to	(6.19)
12/31/2017	30,411	1.31	to	12.05	39,747	0.92	1.25	to	2.50	23.29	to	21.79
MFS® Growth Initial Class
12/31/2021	863,429	7.25	to	6.32	6,026,084	-	1.25	to	2.50	22.01	to	20.52
12/31/2020	916,662	5.94	to	5.25	5,252,675	-	1.25	to	2.50	30.23	to	28.64
12/31/2019	1,030,245	4.56	to	4.08	4,541,953	-	1.25	to	2.50	36.44	to	34.78
12/31/2018	1,123,019	3.35	to	3.03	3,636,388	0.09	1.25	to	2.50	1.39	to	0.15
12/31/2017	1,261,989	3.30	to	3.02	4,071,056	0.10	1.25	to	2.50	29.79	to	28.21

80

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
MFS® Growth Service Class
12/31/2021	204,802	$8.88	to	$5.11	$ 1,553,674	-%	1.05%	to	2.50%	21.96%	to	20.23%
12/31/2020	223,086	7.28	to	4.25	1,383,659	-	1.05	to	2.50	30.17	to	28.33
12/31/2019	242,083	5.59	to	3.31	1,166,583	-	1.05	to	2.50	36.35	to	34.42
12/31/2018	264,114	4.10	to	2.47	942,058	-	1.05	to	2.50	1.34	to	(0.10)
12/31/2017	286,683	4.05	to	2.47	1,018,752	-	1.05	to	2.50	29.73	to	27.90
MFS® Massachusetts Investors Growth Stock Initial Class
12/31/2021	26,643	2.70	to	24.46	71,470	0.25	1.25	to	2.50	24.42	to	22.90
12/31/2020	31,531	2.17	to	19.90	68,018	0.46	1.25	to	2.50	21.01	to	19.54
12/31/2019	34,078	1.79	to	16.65	60,808	0.59	1.25	to	2.50	38.22	to	36.54
12/31/2018	38,812	1.30	to	12.20	50,157	0.58	1.25	to	2.50	(0.44)	to	(1.66)
12/31/2017	42,298	1.30	to	12.40	54,937	0.59	1.25	to	2.50	26.84	to	25.30
MFS® Massachusetts Investors Growth Stock Service Class
12/31/2021	597,332	2.69	to	23.99	1,584,017	0.03	1.05	to	2.50	24.35	to	22.59
12/31/2020	652,057	2.16	to	19.57	1,392,846	0.22	1.05	to	2.50	20.93	to	19.22
12/31/2019	728,140	1.79	to	16.41	1,288,726	0.34	1.05	to	2.50	38.14	to	36.18
12/31/2018	914,472	1.29	to	12.05	1,173,903	0.33	1.05	to	2.50	(0.47)	to	(1.89)
12/31/2017	1,054,283	1.30	to	12.28	1,362,615	0.42	1.05	to	2.50	26.77	to	25.60
MFS® New Discovery Initial Class
12/31/2021	127,318	4.08	to	22.91	512,267	-	1.25	to	2.50	0.54	to	(0.68)
12/31/2020	140,010	4.06	to	23.07	560,558	-	1.25	to	2.50	44.09	to	42.33
12/31/2019	147,880	2.82	to	16.21	411,372	-	1.25	to	2.50	39.95	to	38.25
12/31/2018	157,512	2.01	to	11.72	313,422	-	1.25	to	2.50	(2.70)	to	(3.89)
12/31/2017	179,011	2.07	to	12.20	366,541	-	1.25	to	2.50	25.10	to	23.58
MFS® New Discovery Service Class
12/31/2021	83,447	5.80	to	3.30	507,625	-	0.85	to	2.95	0.72	to	(1.34)
12/31/2020	92,106	5.76	to	3.34	556,712	-	0.85	to	2.95	44.36	to	41.42
12/31/2019	140,213	3.99	to	2.36	530,995	-	0.85	to	2.95	40.08	to	37.23
12/31/2018	171,095	2.85	to	1.72	452,520	-	0.85	to	2.95	(2.55)	to	(4.55)
12/31/2017	186,601	2.92	to	1.80	546,971	-	0.85	to	2.95	25.27	to	22.72
MFS® Research Initial Class
12/31/2021	394,909	5.12	to	3.76	1,921,111	0.55	1.25	to	2.50	23.26	to	21.76
12/31/2020	406,530	4.16	to	3.09	1,607,678	0.73	1.25	to	2.50	15.15	to	13.75
12/31/2019	478,532	3.61	to	2.71	1,635,246	0.77	1.25	to	2.50	31.31	to	29.70
12/31/2018	583,355	2.75	to	2.09	1,529,426	0.70	1.25	to	2.50	(5.56)	to	(6.72)
12/31/2017	617,094	2.91	to	2.24	1,749,342	1.35	1.25	to	2.50	21.85	to	20.37
MFS® Research Service Class
12/31/2021	257,596	6.05	to	3.70	1,373,686	0.34	1.05	to	2.50	23.22	to	21.48
12/31/2020	274,686	4.91	to	3.05	1,196,105	0.53	1.05	to	2.50	15.11	to	13.48
12/31/2019	309,669	4.26	to	2.68	1,179,944	0.60	1.05	to	2.50	31.23	to	29.37
12/31/2018	313,629	3.25	to	2.07	914,737	0.45	1.05	to	2.50	(5.62)	to	(6.97)
12/31/2017	348,056	3.44	to	2.23	1,086,166	1.12	1.05	to	2.50	21.79	to	20.08
MFS® Total Return Initial Class
12/31/2021	2,094,586	3.67	to	1.99	6,839,712	1.76	1.25	to	2.50	12.71	to	11.33
12/31/2020	2,367,619	3.25	to	1.79	6,909,626	2.28	1.25	to	2.50	8.46	to	7.13
12/31/2019	2,702,162	3.00	to	1.67	7,189,649	2.32	1.25	to	2.50	18.90	to	17.45
12/31/2018	3,102,415	2.52	to	1.42	6,924,382	2.14	1.25	to	2.50	(6.78)	to	(7.93)
12/31/2017	3,440,880	2.71	to	1.55	8,393,456	2.34	1.25	to	2.50	10.92	to	9.57
MFS® Total Return Service Class
12/31/2021	1,155,385	2.79	to	13.60	3,017,668	1.52	0.85	to	2.95	12.88	to	10.57
12/31/2020	1,423,025	2.47	to	12.30	3,290,810	2.06	0.85	to	2.95	8.59	to	6.38
12/31/2019	1,675,188	2.28	to	11.56	3,601,713	2.13	0.85	to	2.95	19.10	to	16.68
12/31/2018	1,843,183	1.91	to	9.91	3,356,042	1.83	0.85	to	2.95	(6.67)	to	(8.58)
12/31/2017	2,304,749	2.05	to	10.84	4,537,704	2.11	0.85	to	2.95	11.08	to	8.82

81

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
MFS® Total Return Bond Initial Class
12/31/2021	76,986	$2.24	to	$10.89	$ 168,229	2.65%	1.25%	to	2.50%	(2.04	) %	to	(3.23	) %
12/31/2020	82,275	2.28	to	11.25	183,706	3.48	1.25	to	2.50	7.13		to	5.82
12/31/2019	86,808	2.13	to	10.63	181,157	3.37	1.25	to	2.50	8.85		to	7.52
12/31/2018	94,397	1.96	to	9.89	181,244	3.24	1.25	to	2.50	(2.31)		to	(3.51)
12/31/2017	99,720	2.01	to	10.25	196,187	3.39	1.25	to	2.50	3.17		to	1.92
MFS® Total Return Bond Service Class
12/31/2021	776,692	1.71	to	10.67	1,289,630	2.54	1.05	to	2.50	(2.10)		to	(3.48)
12/31/2020	782,390	1.74	to	11.06	1,327,192	3.18	1.05	to	2.50	7.05		to	5.54
12/31/2019	904,420	1.63	to	10.48	1,435,077	3.13	1.05	to	2.50	8.78		to	7.24
12/31/2018	1,153,896	1.50	to	9.77	1,683,339	2.99	1.05	to	2.50	(2.36)		to	(3.75)
12/31/2017	1,294,132	1.53	to	10.15	1,939,094	3.15	1.05	to	2.50	3.10		to	2.15
MFS® Utilities Initial Class
12/31/2021	952,964	6.10	to	2.92	5,558,397	1.73	1.25	to	2.50	12.68		to	11.31
12/31/2020	1,007,675	5.41	to	2.63	5,228,628	2.47	1.25	to	2.50	4.59		to	3.32
12/31/2019	1,178,897	5.17	to	2.54	5,863,795	4.00	1.25	to	2.50	23.52		to	22.02
12/31/2018	1,280,160	4.19	to	2.08	5,162,318	1.10	1.25	to	2.50	(0.20)		to	(1.42)
12/31/2017	1,425,343	4.20	to	2.11	5,809,208	4.24	1.25	to	2.50	13.42		to	12.04
MFS® Utilities Service Class
12/31/2021	158,963	6.48	to	3.88	1,010,804	1.53	1.05	to	2.50	12.64		to	11.05
12/31/2020	184,273	5.75	to	3.50	1,055,479	2.21	1.05	to	2.50	4.52		to	3.04
12/31/2019	203,804	5.51	to	3.39	1,124,306	3.60	1.05	to	2.50	23.50		to	21.76
12/31/2018	247,068	4.46	to	2.79	1,056,876	0.83	1.05	to	2.50	(0.24)		to	(1.66)
12/31/2017	282,620	4.47	to	2.83	1,212,490	4.10	1.05	to	2.50	13.31		to	11.71
MS VIF Global Franchise Class II Shares
12/31/2021	199,773	5.60	to	19.45	1,079,801	0.68	1.05	to	2.50	20.41		to	18.71
12/31/2020	224,102	4.65	to	16.39	1,009,103	0.86	1.05	to	2.50	12.03		to	10.45
12/31/2019	275,945	4.15	to	14.84	1,110,918	0.92	1.05	to	2.50	28.18		to	26.37
12/31/2018	339,310	3.24	to	11.74	1,067,553	1.05	1.05	to	2.50	(2.80)		to	(4.18)
12/31/2017	409,848	3.33	to	12.25	1,329,915	1.26	1.05	to	2.50	24.45		to	23.29
Putnam VT Diversified Income Class IB Shares
12/31/2021	141,695	1.78	to	0.92	243,420	0.68	1.05	to	2.50	(7.92)		to	(9.22)
12/31/2020	162,976	1.93	to	1.02	306,505	7.63	1.05	to	2.50	(1.93)		to	(3.32)
12/31/2019	200,755	1.97	to	1.05	392,020	3.29	1.05	to	2.50	10.07		to	8.52
12/31/2018	190,455	1.79	to	0.97	358,047	4.34	1.05	to	2.50	(2.02)		to	(3.41)
12/31/2017	177,590	1.82	to	1.00	341,116	5.62	1.05	to	2.50	6.01		to	4.52
Putnam VT Focused International Equity Class IB Shares
12/31/2021	384,255	3.59	to	2.26	930,397	0.76	1.05	to	2.50	11.41		to	9.83
12/31/2020	414,677	3.22	to	2.06	913,062	0.16	1.05	to	2.50	8.92		to	7.38
12/31/2019	591,230	2.96	to	1.92	1,297,460	-	1.05	to	2.50	25.28		to	23.51
12/31/2018	624,401	2.36	to	1.55	1,097,574	0.33	1.05	to	2.50	(13.35)		to	(14.58)
12/31/2017	698,920	2.72	to	1.82	1,416,291	1.38	1.05	to	2.50	27.05		to	25.26
Putnam VT George Putnam Balanced Class IB Shares
12/31/2021	312,864	2.90	to	1.76	857,856	0.84	1.05	to	2.50	12.77		to	11.18
12/31/2020	328,927	2.57	to	1.58	800,278	1.14	1.05	to	2.50	14.21		to	12.59
12/31/2019	341,925	2.25	to	1.40	731,717	1.38	1.05	to	2.50	22.72		to	20.98
12/31/2018	358,738	1.83	to	1.16	628,043	0.70	1.05	to	2.50	(4.15)		to	(5.52)
12/31/2017	408,401	1.91	to	1.23	748,573	1.55	1.05	to	2.50	13.89		to	12.29
Putnam VT Global Health Care Class IB Shares
12/31/2021	40,015	5.28	to	1.92	196,061	1.08	1.05	to	2.50	18.16		to	16.49
12/31/2020	46,699	4.47	to	1.64	191,253	0.48	1.05	to	2.50	15.07		to	13.44
12/31/2019	45,999	3.88	to	1.45	162,801	-	1.05	to	2.50	28.94		to	27.11
12/31/2018	49,916	3.01	to	1.14	137,355	0.94	1.05	to	2.50	(1.63)		to	(3.03)
12/31/2017	70,336	3.06	to	1.18	215,629	0.52	1.05	to	2.50	14.10		to	12.49

82

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Putnam VT Government Money Market Class IB Shares
12/31/2021	2,153,891	$0.99	to	$0.76	$ 2,072,030	0.01%	1.05%	to	2.50%	(1.03	) %	to	(2.43	) %
12/31/2020	2,111,326	1.00	to	0.78	2,071,423	0.19	1.05	to	2.50	(0.85)		to	(2.26)
12/31/2019	1,680,950	1.01	to	0.80	1,657,976	1.55	1.05	to	2.50	0.50		to	(0.92)
12/31/2018	1,771,267	1.00	to	0.81	1,730,844	1.16	1.05	to	2.50	0.12		to	(1.30)
12/31/2017	2,124,927	1.00	to	0.82	2,128,229	0.24	1.05	to	2.50	(0.80)		to	(2.19)
Putnam VT Growth Opportunities Class IB Shares
12/31/2021	306,483	6.96	to	5.31	1,112,233	-	1.05	to	2.50	21.38		to	19.66
12/31/2020	362,325	5.74	to	4.44	1,045,091	0.04	1.05	to	2.50	37.27		to	35.33
12/31/2019	392,669	4.18	to	3.28	819,123	0.14	1.05	to	2.50	35.32		to	33.41
12/31/2018	504,604	3.09	to	2.46	740,684	-	1.05	to	2.50	1.31		to	(0.13)
12/31/2017	583,528	3.05	to	2.46	788,201	0.10	1.05	to	2.50	29.55		to	27.72
Putnam VT Income Class IB Shares
12/31/2021	81,267	2.02	to	10.55	163,373	1.46	1.25	to	2.50	(5.76)		to	(6.91)
12/31/2020	93,733	2.14	to	11.33	199,279	4.88	1.25	to	2.50	4.42		to	3.15
12/31/2019	104,796	2.05	to	10.99	212,922	3.14	1.25	to	2.50	10.51		to	9.16
12/31/2018	105,243	1.85	to	10.06	193,557	2.90	1.25	to	2.50	(1.04)		to	(2.26)
12/31/2017	95,271	1.87	to	10.30	177,468	4.30	1.25	to	2.50	4.29		to	4.14
Putnam VT International Equity Class IB Shares
12/31/2021	54,934	2.70	to	13.59	102,923	1.31	1.05	to	2.50	7.69		to	6.17
12/31/2020	72,503	2.50	to	12.80	125,848	1.61	1.05	to	2.50	10.93		to	9.36
12/31/2019	73,925	2.26	to	11.70	116,067	1.35	1.05	to	2.50	23.85		to	22.10
12/31/2018	81,291	1.82	to	9.58	103,908	1.56	1.05	to	2.50	(19.96)		to	(21.10)
12/31/2017	104,711	2.28	to	12.15	170,695	2.21	1.05	to	2.50	25.27		to	23.50
Putnam VT Large Cap Value Class IB Shares
12/31/2021	721,598	5.09	to	2.67	3,461,996	1.23	1.05	to	2.50	25.98		to	24.20
12/31/2020	820,265	4.04	to	2.15	3,129,277	1.71	1.05	to	2.50	4.70		to	3.22
12/31/2019	961,811	3.86	to	2.09	3,517,236	2.03	1.05	to	2.50	29.05		to	27.22
12/31/2018	1,077,530	2.99	to	1.64	3,058,949	0.71	1.05	to	2.50	(9.44)		to	(10.73)
12/31/2017	1,162,820	3.30	to	1.84	3,722,342	1.21	1.05	to	2.50	17.54		to	15.88
Putnam VT Multi-Cap Core Class IB Shares
12/31/2021	1,125	5.46	to	19.96	3,490	0.65	1.05	to	2.50	29.65		to	27.82
12/31/2020	1,203	4.21	to	15.62	2,887	1.00	1.05	to	2.50	16.11		to	14.46
12/31/2019	1,391	3.63	to	13.65	2,960	0.81	1.05	to	2.50	30.26		to	28.42
12/31/2018	28,253	2.79	to	10.63	54,506	1.09	1.05	to	2.50	(8.60)		to	(9.90)
12/31/2017	32,292	3.05	to	11.79	67,297	1.09	1.05	to	2.50	21.58		to	20.46
Putnam VT Research Class IB Shares
12/31/2021	42,810	5.43	to	20.38	177,387	0.10	1.05	to	2.50	22.85		to	21.11
12/31/2020	42,955	4.42	to	16.82	145,533	0.57	1.05	to	2.50	18.67		to	16.99
12/31/2019	43,110	3.72	to	14.38	123,628	1.11	1.05	to	2.50	31.85		to	29.99
12/31/2018	43,274	2.82	to	11.06	94,539	-	1.05	to	2.50	(5.71)		to	(7.05)
12/31/2017	43,436	2.99	to	11.90	101,085	0.63	1.05	to	2.50	22.07		to	20.35
Putnam VT Sustainable Leaders Class IB Shares
12/31/2021	1,715	6.96	to	24.07	11,906	0.14	1.25	to	2.50	22.01		to	20.52
12/31/2020	1,723	5.70	to	19.97	9,803	0.38	1.25	to	2.50	27.16		to	25.61
12/31/2019	1,694	4.49	to	15.90	7,582	0.43	1.25	to	2.50	34.67		to	33.03
12/31/2018	1,815	3.33	to	11.95	6,032	-	1.25	to	2.50	(2.75)		to	(3.94)
12/31/2017	1,955	3.42	to	12.44	6,685	0.60	1.25	to	2.50	27.63		to	26.08
TA Aegon High Yield Bond Initial Class
12/31/2021	1,669,256	2.84	to	2.35	4,256,233	5.35	1.05	to	2.95	5.24		to	3.30
12/31/2020	1,973,050	2.70	to	2.28	4,811,452	6.24	1.05	to	2.95	3.95		to	2.03
12/31/2019	2,122,976	2.60	to	2.23	5,026,210	6.29	1.05	to	2.95	13.03		to	10.94
12/31/2018	2,476,092	2.30	to	2.01	5,191,186	6.28	1.05	to	2.95	(3.37)		to	(5.16)
12/31/2017	2,580,955	2.38	to	2.12	5,730,808	5.83	1.05	to	2.95	6.33		to	4.37

83

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Aegon High Yield Bond Service Class
12/31/2021	159,185	$2.59	to	$11.74	$ 379,575	4.93%	0.85%	to	2.50%	5.36%	to	3.66%
12/31/2020	171,168	2.46	to	11.32	383,328	6.66	0.85	to	2.50	3.80	to	2.12
12/31/2019	273,580	2.37	to	11.09	575,814	4.86	0.85	to	2.50	13.01	to	11.19
12/31/2018	463,766	2.09	to	9.97	898,359	5.65	0.85	to	2.50	(3.53)	to	(5.09)
12/31/2017	600,380	2.17	to	10.51	1,207,319	5.49	0.85	to	2.50	6.31	to	4.60
TA Aegon Sustainable Equity Income Initial Class
12/31/2021	5,136,426	3.83	to	2.31	13,619,172	2.12	1.05	to	2.95	21.15	to	18.92
12/31/2020	5,777,505	3.16	to	1.94	12,725,115	3.01	1.05	to	2.95	(8.32)	to	(10.01)
12/31/2019	6,285,094	3.44	to	2.15	15,179,165	2.47	1.05	to	2.95	22.62	to	20.36
12/31/2018	7,238,564	2.81	to	1.79	14,330,551	2.14	1.05	to	2.95	(12.43)	to	(14.05)
12/31/2017	7,845,497	3.21	to	2.08	18,215,383	2.35	1.05	to	2.95	15.22	to	13.10
TA Aegon Sustainable Equity Income Service Class
12/31/2021	907,393	3.05	to	2.13	2,412,027	2.01	0.85	to	2.50	21.09	to	19.14
12/31/2020	1,150,006	2.51	to	1.79	2,460,092	2.80	0.85	to	2.50	(8.37)	to	(9.84)
12/31/2019	1,154,764	2.74	to	1.99	2,695,386	2.18	0.85	to	2.50	22.53	to	20.56
12/31/2018	1,399,703	2.24	to	1.65	2,660,624	1.90	0.85	to	2.50	(12.43)	to	(13.85)
12/31/2017	1,541,811	2.56	to	1.91	3,375,438	2.15	0.85	to	2.50	15.15	to	13.30
TA Aegon U.S. Government Securities Initial Class
12/31/2021	1,358,235	1.53	to	1.24	2,082,552	2.18	1.05	to	2.95	(3.41)	to	(5.19)
12/31/2020	1,714,254	1.58	to	1.31	2,741,302	1.62	1.05	to	2.95	7.84	to	5.85
12/31/2019	1,799,041	1.47	to	1.24	2,706,298	2.06	1.05	to	2.95	5.49	to	3.55
12/31/2018	1,669,328	1.39	to	1.20	2,387,684	3.12	1.05	to	2.95	(0.79)	to	(2.63)
12/31/2017	1,710,600	1.40	to	1.23	2,503,216	3.90	1.05	to	2.95	1.59	to	(0.28)
TA Aegon U.S. Government Securities Service Class
12/31/2021	1,109,314	1.52	to	10.19	1,578,557	1.75	0.85	to	2.50	(3.36)	to	(4.91)
12/31/2020	1,787,431	1.58	to	10.72	2,685,101	1.47	0.85	to	2.50	7.75	to	6.01
12/31/2019	1,755,706	1.46	to	10.11	2,423,770	1.59	0.85	to	2.50	5.45	to	3.75
12/31/2018	3,053,230	1.39	to	9.75	3,995,462	2.38	0.85	to	2.50	(0.83)	to	(2.44)
12/31/2017	2,721,264	1.40	to	9.99	3,607,165	2.80	0.85	to	2.50	1.50	to	(0.13)
TA BlackRock Global Real Estate Securities Initial Class
12/31/2021	128,339	4.12	to	2.68	475,080	2.65	1.05	to	2.95	24.91	to	22.61
12/31/2020	200,925	3.30	to	2.19	589,117	12.01	1.05	to	2.95	(1.35)	to	(3.17)
12/31/2019	350,171	3.35	to	2.26	990,588	0.90	1.05	to	2.95	23.89	to	21.60
12/31/2018	370,902	2.70	to	1.86	841,617	8.70	1.05	to	2.95	(11.03)	to	(12.68)
12/31/2017	357,549	3.04	to	2.13	968,666	3.50	1.05	to	2.95	10.17	to	8.14
TA BlackRock Global Real Estate Securities Service Class
12/31/2021	97,831	3.31	to	13.97	287,677	2.00	0.85	to	2.50	24.79	to	22.78
12/31/2020	140,859	2.66	to	11.38	312,815	12.59	0.85	to	2.50	(1.35)	to	(2.94)
12/31/2019	213,862	2.69	to	11.72	498,396	0.59	0.85	to	2.50	23.83	to	21.84
12/31/2018	253,326	2.17	to	9.62	461,550	8.08	0.85	to	2.50	(11.09)	to	(12.53)
12/31/2017	258,177	2.45	to	11.00	528,582	3.26	0.85	to	2.50	10.08	to	8.31
TA BlackRock Government Money Market Initial Class
12/31/2021	9,374,755	1.01	to	0.72	7,961,816	0.00	1.05	to	2.95	(1.03)	to	(2.86)
12/31/2020	9,082,682	1.02	to	0.74	7,827,574	0.28	1.05	to	2.95	(0.75)	to	(2.59)
12/31/2019	9,532,566	1.03	to	0.76	8,363,328	1.97	1.05	to	2.95	0.91	to	(0.95)
12/31/2018	12,831,242	1.02	to	0.77	11,286,430	1.75	1.05	to	2.95	0.74	to	(1.13)
12/31/2017	14,845,615	1.01	to	0.78	13,034,347	0.01	1.05	to	2.95	(1.03)	to	(2.85)
TA BlackRock Government Money Market Service Class
12/31/2021	6,492,021	1.02	to	9.08	6,326,418	0.01	0.85	to	2.50	(0.84)	to	(2.44)
12/31/2020	3,357,936	1.03	to	9.31	3,331,441	0.22	0.85	to	2.50	(0.60)	to	(2.20)
12/31/2019	2,828,425	1.04	to	9.52	2,812,254	1.71	0.85	to	2.50	0.86	to	(0.76)
12/31/2018	4,454,487	1.03	to	9.59	4,412,482	0.84	0.85	to	2.50	(0.02)	to	(1.63)
12/31/2017	3,888,727	1.03	to	9.75	3,845,804	0.01	0.85	to	2.50	(0.84)	to	(2.43)

84

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA BlackRock iShares Edge 40 Initial Class
12/31/2021	791,754	$2.37	to	$12.22	$ 1,644,342	1.82%	1.05%	to	2.95%	4.99%	to	3.05%
12/31/2020	953,292	2.26	to	11.86	1,887,696	2.42	1.05	to	2.95	8.51	to	6.51
12/31/2019	1,021,835	2.08	to	11.13	1,815,000	2.17	1.05	to	2.95	14.11	to	12.00
12/31/2018	1,244,835	1.83	to	9.94	1,944,410	1.92	1.05	to	2.95	(5.14)	to	(6.90)
12/31/2017	1,272,180	1.92	to	10.68	2,159,477	1.78	1.05	to	2.95	8.61	to	6.61
TA BlackRock iShares Edge 40 Service Class
12/31/2021	241,627	2.00	to	12.25	433,905	1.52	0.85	to	2.50	4.88	to	3.20
12/31/2020	241,676	1.91	to	11.87	415,523	2.10	0.85	to	2.50	8.53	to	6.78
12/31/2019	291,469	1.76	to	11.12	464,830	1.94	0.85	to	2.50	14.13	to	12.30
12/31/2018	446,997	1.54	to	9.90	609,247	1.65	0.85	to	2.50	(5.24)	to	(6.77)
12/31/2017	511,619	1.62	to	10.62	744,089	1.50	0.85	to	2.50	8.60	to	6.86
TA International Focus Initial Class
12/31/2021	745,830	2.11	to	1.95	1,536,548	1.27	1.70	to	2.95	8.97	to	7.64
12/31/2020	1,010,622	1.93	to	1.81	1,913,879	2.24	1.70	to	2.95	18.88	to	17.43
12/31/2019	1,137,270	1.63	to	1.54	1,812,264	1.64	1.70	to	2.95	25.55	to	24.02
12/31/2018	1,236,775	1.29	to	1.24	1,572,631	1.29	1.70	to	2.95	(19.09)	to	(20.08)
12/31/2017	1,198,224	1.60	to	1.56	1,890,693	1.36	1.70	to	2.95	25.12	to	23.61
TA International Focus Service Class
12/31/2021	305,363	2.95	to	15.70	889,230	1.09	0.85	to	2.50	9.70	to	7.93
12/31/2020	363,699	2.69	to	14.55	919,107	2.09	0.85	to	2.50	19.57	to	17.64
12/31/2019	371,335	2.25	to	12.37	785,398	1.39	0.85	to	2.50	26.33	to	24.30
12/31/2018	377,138	1.78	to	9.95	632,362	0.97	0.85	to	2.50	(18.65)	to	(19.96)
12/31/2017	398,876	2.19	to	12.43	820,738	1.22	0.85	to	2.50	25.92	to	23.90
TA Janus Mid-Cap Growth Initial Class
12/31/2021	2,204,248	5.70	to	2.57	10,372,495	0.27	1.05	to	2.95	16.08	to	13.94
12/31/2020	2,512,947	4.91	to	2.26	10,177,125	0.23	1.05	to	2.95	17.96	to	15.79
12/31/2019	2,761,512	4.16	to	1.95	9,574,660	0.07	1.05	to	2.95	35.29	to	32.79
12/31/2018	3,089,091	3.07	to	1.47	7,819,531	0.06	1.05	to	2.95	(2.25)	to	(4.06)
12/31/2017	3,350,092	3.15	to	1.53	8,687,933	0.10	1.05	to	2.95	27.67	to	25.32
TA Janus Mid-Cap Growth Service Class
12/31/2021	184,789	4.78	to	20.90	815,131	0.10	0.85	to	2.50	16.00	to	14.14
12/31/2020	192,563	4.12	to	18.31	735,410	0.03	0.85	to	2.50	17.93	to	16.03
12/31/2019	471,958	3.50	to	15.78	1,600,951	-	0.85	to	2.50	35.18	to	33.00
12/31/2018	492,964	2.59	to	11.86	1,235,315	-	0.85	to	2.50	(2.29)	to	(3.87)
12/31/2017	505,788	2.65	to	12.34	1,297,992	-	0.85	to	2.50	27.66	to	25.61
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2021	5,864,348	2.56	to	1.80	12,486,252	2.46	1.05	to	2.95	4.80	to	2.87
12/31/2020	6,807,696	2.45	to	1.75	13,847,391	2.54	1.05	to	2.95	10.31	to	8.28
12/31/2019	6,947,217	2.22	to	1.61	12,862,402	2.70	1.05	to	2.95	12.72	to	10.64
12/31/2018	6,823,976	1.97	to	1.46	11,233,236	1.79	1.05	to	2.95	(4.98)	to	(6.75)
12/31/2017	7,051,121	2.07	to	1.56	12,466,110	2.06	1.05	to	2.95	11.64	to	9.59
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2021	11,621,815	2.16	to	1.34	23,899,316	2.16	0.85	to	2.50	4.74	to	3.05
12/31/2020	13,272,314	2.06	to	1.30	26,165,763	2.28	0.85	to	2.50	10.31	to	8.53
12/31/2019	15,482,854	1.87	to	1.20	27,673,263	2.34	0.85	to	2.50	12.59	to	10.78
12/31/2018	17,555,739	1.66	to	1.08	27,956,854	1.56	0.85	to	2.50	(5.09)	to	(6.63)
12/31/2017	18,809,621	1.75	to	1.16	31,594,128	1.85	0.85	to	2.50	11.62	to	9.83
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2021	3,416,858	4.53	to	2.10	12,101,852	1.66	1.05	to	2.95	18.40	to	16.21
12/31/2020	4,036,798	3.82	to	1.80	12,013,012	1.70	1.05	to	2.95	23.44	to	21.17
12/31/2019	4,270,310	3.10	to	1.49	10,365,751	1.72	1.05	to	2.95	24.74	to	22.44
12/31/2018	4,681,763	2.48	to	1.22	9,106,848	1.78	1.05	to	2.95	(11.33)	to	(12.98)
12/31/2017	5,666,717	2.80	to	1.40	12,574,447	1.41	1.05	to	2.95	23.34	to	21.07

85

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2021	3,369,736	$3.53	to	$2.39	$ 11,636,639	1.52%	0.85%	to	2.50%	18.34%	to	16.44%
12/31/2020	3,749,342	2.99	to	2.05	11,212,097	1.46	0.85	to	2.50	23.31	to	21.33
12/31/2019	4,026,466	2.42	to	1.69	9,889,068	1.38	0.85	to	2.50	24.80	to	22.79
12/31/2018	4,449,644	1.94	to	1.38	8,797,259	1.62	0.85	to	2.50	(11.46)	to	(12.90)
12/31/2017	5,660,699	2.19	to	1.58	13,095,287	1.28	0.85	to	2.50	23.33	to	21.35
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2021	9,844,167	3.06	to	2.12	24,327,651	1.85	1.05	to	2.95	8.05	to	6.05
12/31/2020	11,836,483	2.83	to	2.00	27,296,763	2.20	1.05	to	2.95	11.43	to	9.38
12/31/2019	12,507,796	2.54	to	1.83	26,236,573	2.16	1.05	to	2.95	15.21	to	13.08
12/31/2018	13,912,383	2.21	to	1.62	25,512,513	1.74	1.05	to	2.95	(6.12)	to	(7.86)
12/31/2017	15,277,909	2.35	to	1.76	30,224,617	1.86	1.05	to	2.95	15.26	to	13.14
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2021	22,462,423	2.53	to	1.98	55,668,430	1.67	0.85	to	2.50	8.01	to	6.28
12/31/2020	25,442,403	2.34	to	1.86	58,757,689	1.96	0.85	to	2.50	11.33	to	9.54
12/31/2019	29,328,883	2.10	to	1.70	60,943,292	1.94	0.85	to	2.50	15.20	to	13.34
12/31/2018	36,245,529	1.83	to	1.50	65,516,184	1.51	0.85	to	2.50	(6.15)	to	(7.67)
12/31/2017	43,621,813	1.95	to	1.62	84,995,128	1.64	0.85	to	2.50	15.14	to	13.30
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2021	12,277,126	3.61	to	1.68	34,803,614	2.19	1.05	to	2.95	12.76	to	10.68
12/31/2020	13,791,218	3.20	to	1.52	34,859,225	2.06	1.05	to	2.95	13.87	to	11.77
12/31/2019	14,440,197	2.81	to	1.36	32,478,136	2.17	1.05	to	2.95	18.76	to	16.57
12/31/2018	16,767,286	2.37	to	1.17	31,888,823	1.85	1.05	to	2.95	(8.04)	to	(9.75)
12/31/2017	18,684,659	2.58	to	1.29	39,192,965	1.72	1.05	to	2.95	18.53	to	16.35
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2021	45,559,961	2.92	to	2.41	122,884,732	1.93	0.85	to	2.50	12.75	to	10.93
12/31/2020	53,258,158	2.59	to	2.17	128,439,957	1.78	0.85	to	2.50	13.70	to	11.87
12/31/2019	62,555,379	2.28	to	1.94	132,966,729	1.93	0.85	to	2.50	18.78	to	16.87
12/31/2018	71,230,581	1.92	to	1.66	128,478,212	1.63	0.85	to	2.50	(8.11)	to	(9.59)
12/31/2017	80,533,159	2.09	to	1.84	159,125,161	1.50	0.85	to	2.50	18.49	to	16.59
TA JPMorgan Core Bond Initial Class
12/31/2021	1,095,687	1.80	to	1.01	1,850,509	2.83	1.05	to	2.70	(2.06)	to	(3.63)
12/31/2020	1,175,191	1.84	to	1.05	2,048,897	3.73	1.05	to	2.70	6.35	to	4.64
12/31/2019	1,242,047	1.73	to	1.00	2,054,038	2.68	1.05	to	2.70	7.40	to	5.67
12/31/2018	1,385,196	1.61	to	0.95	2,115,726	3.33	1.05	to	2.70	(0.97)	to	(2.56)
12/31/2017	1,582,651	1.62	to	0.97	2,459,908	3.07	1.05	to	2.70	2.59	to	1.14
TA JPMorgan Enhanced Index Initial Class
12/31/2021	1,629,490	3.28	to	4.16	5,171,395	0.79	1.15	to	2.95	28.64	to	26.39
12/31/2020	2,180,487	2.55	to	3.29	5,398,234	1.49	1.15	to	2.95	18.80	to	16.72
12/31/2019	2,469,694	2.15	to	2.82	5,144,476	1.19	1.15	to	2.95	29.55	to	27.28
12/31/2018	2,530,961	1.66	to	2.22	4,096,285	1.12	1.15	to	2.95	(7.09)	to	(8.72)
12/31/2017	3,080,567	1.79	to	2.43	5,366,933	0.60	1.15	to	2.95	19.78	to	17.69
TA JPMorgan Enhanced Index Service Class
12/31/2021	164,878	4.87	to	20.10	786,561	0.57	0.85	to	2.50	28.69	to	26.62
12/31/2020	188,297	3.78	to	15.87	693,407	1.17	0.85	to	2.50	18.85	to	16.94
12/31/2019	593,422	3.18	to	13.57	1,789,154	0.66	0.85	to	2.50	29.59	to	27.50
12/31/2018	217,959	2.46	to	10.65	517,473	0.89	0.85	to	2.50	(7.04)	to	(8.55)
12/31/2017	233,605	2.64	to	11.64	596,730	0.40	0.85	to	2.50	19.80	to	17.88
TA JPMorgan International Moderate Growth Initial Class
12/31/2021	234,770	1.64	to	13.99	367,266	1.52	1.05	to	2.65	8.12	to	6.43
12/31/2020	240,972	1.51	to	13.14	349,572	2.75	1.05	to	2.65	13.70	to	11.93
12/31/2019	248,315	1.33	to	11.74	317,630	2.17	1.05	to	2.65	16.55	to	14.73
12/31/2018	308,423	1.14	to	10.23	337,622	2.37	1.05	to	2.65	(12.51)	to	(13.88)
12/31/2017	331,735	1.31	to	11.88	415,958	1.76	1.05	to	2.65	20.52	to	18.65

86

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA JPMorgan International Moderate Growth Service Class
12/31/2021	5,567,250	$1.62	to	$1.44	$ 8,726,526	1.28%	0.85%	to	2.50%	8.09%	to	6.35%
12/31/2020	6,110,708	1.50	to	1.35	8,884,904	2.44	0.85	to	2.50	13.58	to	11.75
12/31/2019	7,228,016	1.32	to	1.21	9,279,976	2.03	0.85	to	2.50	16.62	to	14.74
12/31/2018	8,204,189	1.13	to	1.06	9,049,211	2.12	0.85	to	2.50	(12.66)	to	(14.07)
12/31/2017	8,978,100	1.30	to	1.23	11,366,572	1.60	0.85	to	2.50	20.45	to	18.52
TA JPMorgan Mid Cap Value Initial Class
12/31/2021	407,202	5.66	to	2.48	1,633,164	0.77	1.05	to	2.70	27.85	to	25.80
12/31/2020	438,834	4.43	to	1.97	1,382,563	1.26	1.05	to	2.70	0.30	to	(1.32)
12/31/2019	446,755	4.42	to	1.99	1,421,294	1.36	1.05	to	2.70	24.90	to	22.89
12/31/2018	522,834	3.54	to	1.62	1,329,055	0.88	1.05	to	2.70	(12.73)	to	(14.14)
12/31/2017	584,218	4.05	to	1.89	1,721,897	0.86	1.05	to	2.70	12.30	to	10.71
TA JPMorgan Tactical Allocation Initial Class
12/31/2021	358,972	2.11	to	1.26	709,200	1.73	1.05	to	2.50	3.82	to	2.35
12/31/2020	469,672	2.03	to	1.23	903,590	2.36	1.05	to	2.50	11.20	to	9.62
12/31/2019	543,353	1.83	to	1.13	933,511	2.39	1.05	to	2.50	11.01	to	9.44
12/31/2018	614,846	1.65	to	1.03	971,024	2.24	1.05	to	2.50	(3.95)	to	(5.32)
12/31/2017	684,260	1.71	to	1.09	1,131,377	1.90	1.05	to	2.50	7.62	to	6.10
TA JPMorgan Tactical Allocation Service Class
12/31/2021	488,264	2.02	to	1.35	859,624	1.53	1.05	to	2.50	3.55	to	2.08
12/31/2020	513,108	1.95	to	1.32	873,276	1.98	1.05	to	2.50	10.94	to	9.37
12/31/2019	605,201	1.76	to	1.21	931,787	2.08	1.05	to	2.50	10.75	to	9.18
12/31/2018	625,962	1.59	to	1.11	866,163	1.82	1.05	to	2.50	(4.20)	to	(5.56)
12/31/2017	708,464	1.65	to	1.17	1,022,338	1.63	1.05	to	2.50	7.38	to	5.87
TA Morgan Stanley Capital Growth Initial Class
12/31/2021	1,885,806	11.51	to	5.13	17,559,624	-	1.05	to	2.95	(1.57)	to	(3.39)
12/31/2020	2,174,185	11.70	to	5.31	20,602,388	-	1.05	to	2.95	115.61	to	111.64
12/31/2019	2,569,669	5.43	to	2.51	11,384,687	-	1.05	to	2.95	22.45	to	20.19
12/31/2018	828,730	4.43	to	2.09	2,563,371	-	1.05	to	2.95	5.57	to	3.61
12/31/2017	1,018,212	4.20	to	2.02	3,101,350	-	1.05	to	2.95	42.11	to	39.49
TA Morgan Stanley Capital Growth Service Class
12/31/2021	297,556	8.80	to	35.22	2,396,324	-	0.85	to	2.50	(1.66)	to	(3.25)
12/31/2020	367,279	8.94	to	36.40	3,039,340	-	0.85	to	2.50	115.46	to	112.00
12/31/2019	423,512	4.15	to	17.17	1,649,490	-	0.85	to	2.50	22.43	to	20.46
12/31/2018	123,942	3.39	to	14.26	416,854	-	0.85	to	2.50	5.53	to	3.82
12/31/2017	132,546	3.21	to	13.73	424,807	-	0.85	to	2.50	42.06	to	39.78
TA Multi-Managed Balanced Initial Class
12/31/2021	1,036,161	4.34	to	2.88	3,773,835	1.18	1.05	to	2.95	15.82	to	13.69
12/31/2020	1,272,636	3.74	to	2.53	4,018,870	1.57	1.05	to	2.95	14.69	to	12.58
12/31/2019	1,413,945	3.26	to	2.25	3,914,380	1.63	1.05	to	2.95	20.50	to	18.28
12/31/2018	1,592,435	2.71	to	1.90	3,674,290	1.45	1.05	to	2.95	(4.67)	to	(6.44)
12/31/2017	1,863,868	2.84	to	2.03	4,661,366	0.85	1.05	to	2.95	12.95	to	10.88
TA Multi-Managed Balanced Service Class
12/31/2021	7,514,542	3.92	to	15.78	24,977,434	0.95	0.85	to	2.50	15.81	to	13.94
12/31/2020	8,352,287	3.38	to	13.85	23,985,334	1.40	0.85	to	2.50	14.63	to	12.78
12/31/2019	9,049,848	2.95	to	12.28	22,841,793	1.43	0.85	to	2.50	20.47	to	18.53
12/31/2018	9,468,826	2.45	to	10.36	19,905,205	1.21	0.85	to	2.50	(4.72)	to	(6.26)
12/31/2017	11,087,320	2.57	to	11.05	24,898,875	0.74	0.85	to	2.50	12.86	to	11.05
TA PIMCO Total Return Initial Class
12/31/2021	5,398,369	1.79	to	1.03	9,185,424	1.51	1.05	to	2.95	(1.90)	to	(3.71)
12/31/2020	6,084,852	1.83	to	1.07	10,612,256	4.18	1.05	to	2.95	6.57	to	4.60
12/31/2019	6,425,806	1.72	to	1.02	10,690,929	2.61	1.05	to	2.95	7.29	to	5.31
12/31/2018	6,599,333	1.60	to	0.97	10,302,857	2.63	1.05	to	2.95	(1.69)	to	(3.52)
12/31/2017	7,026,584	1.63	to	1.00	11,371,309	-	1.05	to	2.95	3.80	to	1.89

87

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA PIMCO Total Return Service Class
12/31/2021	3,358,048	$1.76	to	$1.11	$ 5,631,572	1.22%	0.85%	to	2.50%	(1.90	) %	to	(3.48	) %
12/31/2020	3,271,091	1.79	to	1.15	5,560,669	4.28	0.85	to	2.50	6.50		to	4.79
12/31/2019	3,223,484	1.68	to	1.10	5,124,342	2.31	0.85	to	2.50	7.31		to	5.58
12/31/2018	3,353,048	1.57	to	1.04	4,963,717	2.38	0.85	to	2.50	(1.86)		to	(3.45)
12/31/2017	3,435,133	1.60	to	1.08	5,191,036	-	0.85	to	2.50	3.77		to	2.10
TA Small/Mid Cap Value Initial Class
12/31/2021	410,597	2.34	to	14.55	3,921,327	0.65	1.05	to	2.95	26.79		to	24.46
12/31/2020	486,711	1.84	to	11.69	3,610,841	1.18	1.05	to	2.95	2.96		to	1.06
12/31/2019	524,535	1.79	to	11.56	3,885,803	0.97	1.05	to	2.95	23.98		to	21.69
12/31/2018	580,232	1.45	to	9.50	3,481,445	0.87	1.05	to	2.95	(12.38)		to	(14.01)
12/31/2017	767,324	1.65	to	11.05	4,731,986	1.13	1.05	to	2.95	14.36		to	12.25
TA T. Rowe Price Small Cap Initial Class
12/31/2021	721,502	7.81	to	4.58	3,207,903	-	1.05	to	2.95	10.22		to	8.18
12/31/2020	850,637	7.09	to	4.24	3,407,378	-	1.05	to	2.95	22.28		to	20.02
12/31/2019	961,050	5.80	to	3.53	3,155,981	-	1.05	to	2.95	31.39		to	28.97
12/31/2018	1,028,581	4.41	to	2.74	2,604,236	-	1.05	to	2.95	(8.05)		to	(9.76)
12/31/2017	1,204,257	4.80	to	3.03	3,410,633	-	1.05	to	2.95	21.12		to	18.89
TA T. Rowe Price Small Cap Service Class
12/31/2021	107,306	5.64	to	17.90	535,984	-	0.85	to	2.50	10.15		to	8.37
12/31/2020	161,547	5.12	to	16.52	758,505	-	0.85	to	2.50	22.26		to	20.30
12/31/2019	238,988	4.19	to	13.73	944,661	-	0.85	to	2.50	31.27		to	29.16
12/31/2018	261,182	3.19	to	10.63	788,013	-	0.85	to	2.50	(8.07)		to	(9.56)
12/31/2017	279,962	3.47	to	11.75	923,939	-	0.85	to	2.50	21.00		to	19.05
TA TS&W International Equity Initial Class
12/31/2021	629,700	1.47	to	1.89	919,239	1.89	1.70	to	2.95	11.52		to	10.16
12/31/2020	887,069	1.32	to	1.71	1,158,598	3.16	1.70	to	2.95	4.76		to	3.49
12/31/2019	919,640	1.26	to	1.66	1,148,304	1.40	1.70	to	2.95	19.04		to	17.59
12/31/2018	1,039,738	1.06	to	1.41	1,095,166	2.40	1.70	to	2.95	(16.94)		to	(17.96)
12/31/2017	1,036,507	1.28	to	1.72	1,302,309	2.22	1.70	to	2.95	20.86		to	19.40
TA TS&W International Equity Service Class
12/31/2021	247,965	2.36	to	13.09	527,518	1.74	0.85	to	2.50	12.25		to	10.44
12/31/2020	305,370	2.10	to	11.86	558,757	2.97	0.85	to	2.50	5.31		to	3.61
12/31/2019	316,537	2.00	to	11.44	553,186	1.16	0.85	to	2.50	19.72		to	17.79
12/31/2018	343,676	1.67	to	9.71	501,126	2.16	0.85	to	2.50	(16.41)		to	(17.77)
12/31/2017	384,323	2.00	to	11.81	677,473	2.06	0.85	to	2.50	21.63		to	19.68
TA WMC US Growth Initial Class
12/31/2021	12,073,568	7.48	to	3.51	41,899,264	0.08	1.05	to	2.95	19.41		to	17.21
12/31/2020	13,405,769	6.26	to	2.99	38,970,387	0.11	1.05	to	2.95	35.87		to	33.37
12/31/2019	14,861,953	4.61	to	2.24	31,892,138	0.13	1.05	to	2.95	38.59		to	36.03
12/31/2018	15,285,441	3.33	to	1.65	23,645,807	0.48	1.05	to	2.95	(0.84)		to	(2.68)
12/31/2017	16,573,270	3.36	to	1.70	25,986,277	0.42	1.05	to	2.95	27.86		to	25.51
TA WMC US Growth Service Class
12/31/2021	1,149,548	5.92	to	25.77	6,666,775	-	0.85	to	2.50	19.36		to	17.44
12/31/2020	1,504,829	4.96	to	21.94	7,069,232	-	0.85	to	2.50	35.78		to	33.60
12/31/2019	1,609,686	3.65	to	16.42	5,630,054	-	0.85	to	2.50	38.50		to	36.27
12/31/2018	1,467,701	2.64	to	12.05	3,777,470	0.28	0.85	to	2.50	(0.88)		to	(2.49)
12/31/2017	1,620,639	2.66	to	12.36	4,235,833	0.21	0.85	to	2.50	27.78		to	25.73
Wanger USA
12/31/2021	364,302	6.78	to	18.15	1,753,789	0.70	1.05	to	2.50	7.77		to	6.24
12/31/2020	431,564	6.29	to	17.08	1,931,056	-	1.05	to	2.50	22.94		to	21.20
12/31/2019	508,812	5.12	to	14.09	1,850,801	0.26	1.05	to	2.50	29.74		to	27.91
12/31/2018	686,477	3.95	to	11.02	1,988,882	0.09	1.05	to	2.50	(2.49)		to	(3.88)
12/31/2017	827,930	4.05	to	11.46	2,457,816	-	1.05	to	2.50	18.34		to	16.67

88

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

(1) See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

89

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% to .40% of the daily net assets value of each subaccount for administrative expenses. TLIC may also deduct an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from .70% to 3.70% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

90

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

91